UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Growth Opportunities Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.69%
Actual		$ 1,000.00	$ 1,144.20	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46
Service Class	.79%
Actual		$ 1,000.00	$ 1,144.00	$ 4.20
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Service Class 2.94%
Actual		$ 1,000.00	$ 1,142.80	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Investor Class	.77%
Actual		$ 1,000.00	$ 1,143.80	$ 4.09
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	4.7	4.1
Apple, Inc.	3.6	8.1
salesforce.com, Inc.	3.3	4.1
Regeneron Pharmaceuticals, Inc.	3.1	3.6
lululemon athletica, Inc.	2.3	3.1
Seattle Genetics, Inc.	2.2	1.7
Cree, Inc.	1.8	1.3
Green Mountain Coffee Roasters, Inc.	1.7	1.1
NVIDIA Corp.	1.6	1.5
Visa, Inc. Class A	1.6	1.3
	25.9
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.8	38.1
Consumer Discretionary	19.4	18.8
Health Care	18.7	17.5
Consumer Staples	10.4	8.5
Industrials	6.6	6.1
Asset Allocation (% of fund's net assets)
As of June 30, 2013 *		As of December 31, 2012 **
	Stocks 99.3%		Stocks 99.6%
	Short-Term Investments and Net Other Assets (Liabilities) 0.7%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	6.4%	** Foreign investments	6.2%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 19.4%
Auto Components - 0.2%
Tenneco, Inc. (a)	20,600	$ 932,768
Automobiles - 0.8%
Honda Motor Co. Ltd.	5,800	215,467
Tesla Motors, Inc. (a)(d)	30,300	3,255,129
		3,470,596
Hotels, Restaurants & Leisure - 3.4%
Arcos Dorados Holdings, Inc. Class A (d)	39,700	463,696
BJ's Restaurants, Inc. (a)	29,900	1,109,290
Buffalo Wild Wings, Inc. (a)	13,600	1,334,976
Chipotle Mexican Grill, Inc. (a)	3,700	1,348,095
Chuys Holdings, Inc.	21,800	835,812
Dunkin' Brands Group, Inc.	31,900	1,365,958
Las Vegas Sands Corp.	15,564	823,803
McDonald's Corp.	22,100	2,187,900
Noodles & Co.	3,500	128,625
Starbucks Corp.	52,500	3,438,225
Starwood Hotels & Resorts Worldwide, Inc.	27,000	1,706,130
The Cheesecake Factory, Inc.	11,800	494,302
		15,236,812
Household Durables - 1.3%
iRobot Corp. (a)	5,400	214,758
Lennar Corp. Class A	66,500	2,396,660
SodaStream International Ltd. (a)	19,279	1,400,619
Tempur-Pedic International, Inc. (a)	4,000	175,600
Toll Brothers, Inc. (a)	36,600	1,194,258
Tupperware Brands Corp.	7,100	551,599
		5,933,494
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	18,000	4,998,420
priceline.com, Inc. (a)	2,200	1,819,686
Shutterfly, Inc. (a)	13,900	775,481
TripAdvisor, Inc. (a)	17,800	1,083,486
		8,677,073
Media - 3.7%
AMC Networks, Inc. Class A (a)	22,400	1,465,184
Comcast Corp. Class A	154,500	6,470,460
DIRECTV (a)	23,900	1,472,718
DreamWorks Animation SKG, Inc. Class A (a)	8,200	210,412
IMAX Corp. (a)	70,100	1,742,686
Lions Gate Entertainment Corp. (a)(d)	42,100	1,156,487
News Corp. Class A	28,700	935,620
The Walt Disney Co.	21,900	1,382,985
Twenty-First Century Fox, Inc. Class A	46,500	1,348,035
		16,184,587

	Shares	Value
Multiline Retail - 0.4%
J.C. Penney Co., Inc. (a)(d)	33,750	$ 576,450
Target Corp.	14,100	970,926
		1,547,376
Specialty Retail - 2.9%
Abercrombie & Fitch Co. Class A	22,000	995,500
Bed Bath & Beyond, Inc. (a)	11,700	829,530
CarMax, Inc. (a)	30,700	1,417,112
DSW, Inc. Class A	7,800	573,066
Five Below, Inc. (d)	20,900	768,284
Home Depot, Inc.	35,700	2,765,679
Lumber Liquidators Holdings, Inc. (a)	70,600	5,497,622
Staples, Inc.	12,600	199,836
		13,046,629
Textiles, Apparel & Luxury Goods - 4.7%
Coach, Inc.	6,300	359,667
Fifth & Pacific Companies, Inc. (a)	26,900	600,946
Fossil Group, Inc. (a)	28,000	2,892,680
lululemon athletica, Inc. (a)(d)	158,372	10,376,533
Michael Kors Holdings Ltd. (a)	32,200	1,997,044
NIKE, Inc. Class B	23,700	1,509,216
Prada SpA	74,100	672,590
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	24,100	578,641
Steven Madden Ltd. (a)	28,850	1,395,763
Under Armour, Inc. Class A (sub. vtg.) (a)	8,700	519,477
		20,902,557
TOTAL CONSUMER DISCRETIONARY		85,931,892
CONSUMER STAPLES - 10.4%
Beverages - 1.6%
Monster Beverage Corp. (a)	11,000	668,470
PepsiCo, Inc.	28,800	2,355,552
The Coca-Cola Co.	103,200	4,139,352
		7,163,374
Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	32,200	3,560,354
CVS Caremark Corp.	52,700	3,013,386
Drogasil SA	4,581	44,345
Fresh Market, Inc. (a)	10,600	527,032
Wal-Mart Stores, Inc.	37,400	2,785,926
Walgreen Co.	37,500	1,657,500
Whole Foods Market, Inc.	32,900	1,693,692
		13,282,235
Food Products - 2.3%
Archer Daniels Midland Co.	6,500	220,415
Bunge Ltd.	10,100	714,777
Green Mountain Coffee Roasters, Inc. (a)(d)	102,400	7,686,144
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Mead Johnson Nutrition Co. Class A	13,500	$ 1,069,605
Mondelez International, Inc.	20,300	579,159
		10,270,100
Household Products - 0.7%
Procter & Gamble Co.	25,800	1,986,342
Svenska Cellulosa AB (SCA) (B Shares)	36,900	926,063
		2,912,405
Personal Products - 0.5%
Avon Products, Inc.	18,358	386,069
Herbalife Ltd.	39,900	1,801,086
		2,187,155
Tobacco - 2.3%
Altria Group, Inc.	122,100	4,272,279
Japan Tobacco, Inc.	6,600	232,964
Lorillard, Inc.	24,600	1,074,528
Philip Morris International, Inc.	52,400	4,538,888
		10,118,659
TOTAL CONSUMER STAPLES		45,933,928
ENERGY - 4.1%
Energy Equipment & Services - 1.5%
FMC Technologies, Inc. (a)	16,960	944,333
Halliburton Co.	19,500	813,540
National Oilwell Varco, Inc.	11,903	820,117
Schlumberger Ltd.	55,600	3,984,296
		6,562,286
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.	12,000	1,031,160
Chesapeake Energy Corp.	29,936	610,096
Concho Resources, Inc. (a)	11,300	946,036
Continental Resources, Inc. (a)	14,000	1,204,840
EOG Resources, Inc.	3,500	460,880
Hess Corp.	21,400	1,422,886
Noble Energy, Inc.	17,000	1,020,680
Occidental Petroleum Corp.	21,600	1,927,368
PDC Energy, Inc. (a)	9,200	473,616
Peabody Energy Corp.	22,600	330,864
Phillips 66	6,400	377,024
Pioneer Natural Resources Co.	4,900	709,275
Range Resources Corp.	2,100	162,372
Valero Energy Corp.	20,800	723,216
		11,400,313
TOTAL ENERGY		17,962,599
FINANCIALS - 4.0%
Capital Markets - 0.5%
BlackRock, Inc. Class A	800	205,480
Charles Schwab Corp.	54,900	1,165,527

	Shares	Value
Goldman Sachs Group, Inc.	4,009	$ 606,361
T. Rowe Price Group, Inc.	5,200	380,380
		2,357,748
Commercial Banks - 0.3%
Signature Bank (a)	5,000	415,100
Wells Fargo & Co.	19,800	817,146
		1,232,246
Consumer Finance - 2.0%
American Express Co.	41,800	3,124,968
Discover Financial Services	121,200	5,773,968
		8,898,936
Diversified Financial Services - 0.9%
Bank of America Corp.	55,200	709,872
BM&F Bovespa SA	142,829	786,684
Citigroup, Inc.	13,600	652,392
CME Group, Inc.	3,800	288,724
JPMorgan Chase & Co.	30,500	1,610,095
		4,047,767
Real Estate Investment Trusts - 0.2%
Simon Property Group, Inc.	4,587	724,379
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	18,700	393,635
TOTAL FINANCIALS		17,654,711
HEALTH CARE - 18.7%
Biotechnology - 15.5%
ACADIA Pharmaceuticals, Inc. (a)	10,700	194,205
Alexion Pharmaceuticals, Inc. (a)	7,000	645,680
Alkermes PLC (a)	221,400	6,349,752
Alnylam Pharmaceuticals, Inc. (a)	17,077	529,558
Amarin Corp. PLC ADR (a)(d)	44,700	259,260
Amgen, Inc.	32,900	3,245,914
Biogen Idec, Inc. (a)	6,800	1,463,360
Bluebird Bio, Inc.	4,400	109,868
Celgene Corp. (a)	9,165	1,071,480
Celldex Therapeutics, Inc. (a)	17,500	273,175
Cepheid, Inc. (a)	23,900	822,638
Chimerix, Inc.	4,000	96,960
Clovis Oncology, Inc. (a)	3,000	200,940
Elan Corp. PLC sponsored ADR (a)	141,800	2,005,052
Exelixis, Inc. (a)(d)	429,628	1,950,511
Gilead Sciences, Inc. (a)	83,400	4,270,914
ImmunoGen, Inc. (a)(d)	281,163	4,664,494
Immunomedics, Inc. (a)(d)	245,369	1,334,807
InterMune, Inc. (a)	22,200	213,564
Ironwood Pharmaceuticals, Inc. Class A (a)	42,300	420,885
Isis Pharmaceuticals, Inc. (a)(d)	258,906	6,956,804
Lexicon Pharmaceuticals, Inc. (a)	1,673,963	3,632,500
Merrimack Pharmaceuticals, Inc. (a)	89,800	604,354
Metabolix, Inc. (a)(d)	54,405	77,255
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
NPS Pharmaceuticals, Inc. (a)	95,900	$ 1,448,090
Prothena Corp. PLC (a)	14,102	182,057
Receptos, Inc.	15,800	314,262
Regeneron Pharmaceuticals, Inc. (a)	61,300	13,785,144
Rigel Pharmaceuticals, Inc. (a)	137,106	457,934
Seattle Genetics, Inc. (a)(d)	315,738	9,933,117
Transition Therapeutics, Inc. (a)	139,014	450,405
Vertex Pharmaceuticals, Inc. (a)	11,400	910,518
		68,875,457
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	16,000	558,080
Baxter International, Inc.	6,900	477,963
Cyberonics, Inc. (a)	14,600	758,616
Steris Corp.	26,200	1,123,456
		2,918,115
Health Care Providers & Services - 1.0%
Accretive Health, Inc. (a)	66,100	714,541
BioScrip, Inc. (a)	99,000	1,633,500
Catamaran Corp. (a)	5,700	277,439
Express Scripts Holding Co. (a)	22,326	1,377,291
McKesson Corp.	3,800	435,100
		4,437,871
Health Care Technology - 0.1%
athenahealth, Inc. (a)(d)	3,900	330,408
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)(d)	3,300	246,972
Pharmaceuticals - 1.4%
AbbVie, Inc.	25,400	1,050,036
Allergan, Inc.	13,400	1,128,816
Auxilium Pharmaceuticals, Inc. (a)	27,900	463,977
Bristol-Myers Squibb Co.	38,700	1,729,503
Hospira, Inc. (a)	9,100	348,621
Johnson & Johnson	6,600	566,676
Questcor Pharmaceuticals, Inc.	21,400	972,844
		6,260,473
TOTAL HEALTH CARE		83,069,296
INDUSTRIALS - 6.6%
Aerospace & Defense - 0.9%
Honeywell International, Inc.	21,700	1,721,678
The Boeing Co.	21,700	2,222,948
		3,944,626
Air Freight & Logistics - 0.8%
FedEx Corp.	4,100	404,178
United Parcel Service, Inc. Class B	35,100	3,035,448
		3,439,626

	Shares	Value
Airlines - 1.0%
Delta Air Lines, Inc.	12,300	$ 230,133
Southwest Airlines Co.	85,800	1,105,962
Spirit Airlines, Inc. (a)	44,600	1,416,942
United Continental Holdings, Inc. (a)	56,400	1,764,756
		4,517,793
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	16,641	440,321
Electrical Equipment - 0.2%
Roper Industries, Inc.	6,800	844,696
Industrial Conglomerates - 1.0%
3M Co.	12,000	1,312,200
Danaher Corp.	40,000	2,532,000
General Electric Co.	26,800	621,492
		4,465,692
Machinery - 0.6%
Caterpillar, Inc.	12,000	989,880
Cummins, Inc.	5,200	563,992
Deere & Co.	9,900	804,375
ITT Corp.	3,650	107,347
Xylem, Inc.	11,000	296,340
		2,761,934
Road & Rail - 2.0%
CSX Corp.	52,900	1,226,751
Hertz Global Holdings, Inc. (a)	118,700	2,943,760
Kansas City Southern	2,000	211,920
Union Pacific Corp.	27,600	4,258,128
		8,640,559
TOTAL INDUSTRIALS		29,055,247
INFORMATION TECHNOLOGY - 33.8%
Communications Equipment - 2.3%
F5 Networks, Inc. (a)	2,300	158,240
Infinera Corp. (a)(d)	268,400	2,863,828
Juniper Networks, Inc. (a)	11,300	218,203
QUALCOMM, Inc.	95,595	5,838,943
Riverbed Technology, Inc. (a)	20,000	311,200
ViaSat, Inc. (a)	9,100	650,286
		10,040,700
Computers & Peripherals - 4.4%
3D Systems Corp. (a)(d)	7,200	316,080
Apple, Inc.	40,642	16,097,483
Fusion-io, Inc. (a)(d)	137,000	1,950,880
SanDisk Corp. (a)	9,100	556,010
Silicon Graphics International Corp. (a)(d)	30,879	413,161
Stratasys Ltd. (a)	3,100	259,594
		19,593,208
Internet Software & Services - 7.9%
Akamai Technologies, Inc. (a)	5,200	221,260
Angie's List, Inc. (a)	38,900	1,032,795
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Baidu.com, Inc. sponsored ADR (a)	4,000	$ 378,120
Cornerstone OnDemand, Inc. (a)	25,000	1,082,250
eBay, Inc. (a)	85,200	4,406,544
Facebook, Inc. Class A (a)	99,896	2,483,415
Google, Inc. Class A (a)	23,830	20,979,216
LinkedIn Corp. (a)	3,500	624,050
Rackspace Hosting, Inc. (a)	22,700	860,103
Tencent Holdings Ltd.	24,400	956,992
Trulia, Inc. (d)	14,500	450,805
Web.com Group, Inc. (a)	66,100	1,692,160
		35,167,710
IT Services - 3.7%
Cognizant Technology Solutions Corp. Class A (a)	20,632	1,291,770
IBM Corp.	19,000	3,631,090
MasterCard, Inc. Class A	7,700	4,423,650
Visa, Inc. Class A	38,100	6,962,775
		16,309,285
Semiconductors & Semiconductor Equipment - 7.4%
Analog Devices, Inc.	3,700	166,722
Applied Materials, Inc.	36,100	538,251
Applied Micro Circuits Corp. (a)	258,000	2,270,400
Broadcom Corp. Class A	24,200	816,992
Cree, Inc. (a)	126,100	8,052,746
Cypress Semiconductor Corp.	274,000	2,940,020
Intel Corp.	15,400	372,988
Mellanox Technologies Ltd. (a)	33,800	1,673,100
NVIDIA Corp.	511,900	7,181,957
Rambus, Inc. (a)	251,200	2,157,808
Silicon Laboratories, Inc. (a)	144,300	5,975,463
Skyworks Solutions, Inc. (a)	5,900	129,151
Xilinx, Inc.	11,200	443,632
		32,719,230
Software - 8.1%
Adobe Systems, Inc. (a)	14,500	660,620
Citrix Systems, Inc. (a)	8,000	482,640
Concur Technologies, Inc. (a)	10,900	887,042
Interactive Intelligence Group, Inc. (a)	14,800	763,680
Intuit, Inc.	7,400	451,622
Microsoft Corp.	133,500	4,609,755
NetSuite, Inc. (a)	21,600	1,981,584
Oracle Corp.	56,700	1,741,824
QLIK Technologies, Inc. (a)	43,400	1,226,918
Red Hat, Inc. (a)	112,500	5,379,750
salesforce.com, Inc. (a)	378,496	14,450,977
ServiceNow, Inc.	23,000	928,970
SolarWinds, Inc. (a)	16,900	655,889

	Shares	Value
Solera Holdings, Inc.	2,500	$ 139,125
Splunk, Inc. (a)	7,400	343,064
TiVo, Inc. (a)	43,400	479,570
VMware, Inc. Class A (a)	4,600	308,154
Workday, Inc. Class A	10,300	660,127
		36,151,311
TOTAL INFORMATION TECHNOLOGY		149,981,444
MATERIALS - 1.7%
Chemicals - 1.6%
CF Industries Holdings, Inc.	1,700	291,550
E.I. du Pont de Nemours & Co.	16,500	866,250
Eastman Chemical Co.	5,400	378,054
Monsanto Co.	56,400	5,572,320
		7,108,174
Metals & Mining - 0.1%
Nucor Corp.	14,000	606,480
TOTAL MATERIALS		7,714,654
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	28,800	1,449,792
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	164,000	1,151,280
TOTAL TELECOMMUNICATION SERVICES		2,601,072
TOTAL COMMON STOCKS (Cost $287,655,066)		439,904,843
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
aTyr Pharma, Inc. 8.00% (e)	112,697	285,011
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (e)	119,410	1,949
Equilibrate Worldwide Therapeutics Series D (e)	119,410	4,797
Neuropathic Worldwide Therapeutics Series D (e)	119,410	899
Oculus Worldwide Therapeutics Series D (e)	119,410	1,499
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Orchestrate U.S. Therapeutics, Inc. Series D (e)	119,410	$ 2,098
Orchestrate Worldwide Therapeutics Series D (e)	119,410	3,747
		14,989
TOTAL PREFERRED STOCKS (Cost $300,000)		300,000
Money Market Funds - 10.1%

Fidelity Cash Central Fund, 0.13% (b)	3,861,181	3,861,181
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	40,916,058	40,916,058
TOTAL MONEY MARKET FUNDS (Cost $44,777,239)		44,777,239
TOTAL INVESTMENT PORTFOLIO - 109.4% (Cost $332,732,305)		484,982,082
NET OTHER ASSETS (LIABILITIES) - (9.4)%		(41,833,743)
NET ASSETS - 100%		$ 443,148,339
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $300,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
aTyr Pharma, Inc. 8.00%	4/8/13	$ 285,011
Equilibrate Asia Therapeutics Series D	5/17/13	$ 1,949
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 4,797
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 899
Oculus Worldwide Therapeutics Series D	5/17/13	$ 1,499
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 2,098
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 3,747
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,788
Fidelity Securities Lending Cash Central Fund	181,839
Total	$ 183,627
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 85,931,892	$ 85,716,425	$ 215,467	$ -
Consumer Staples	45,933,928	45,700,964	232,964	-
Energy	17,962,599	17,962,599	-	-
Financials	17,654,711	17,654,711	-	-
Health Care	83,369,296	83,069,296	-	300,000
Industrials	29,055,247	29,055,247	-	-
Information Technology	149,981,444	149,981,444	-	-
Materials	7,714,654	7,714,654	-	-
Telecommunication Services	2,601,072	2,601,072	-	-
Money Market Funds	44,777,239	44,777,239	-	-
Total Investments in Securities:	$ 484,982,082	$ 484,233,651	$ 448,431	$ 300,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $39,897,702) - See accompanying schedule: Unaffiliated issuers (cost $287,955,066)	$ 440,204,843
Fidelity Central Funds (cost $44,777,239)	44,777,239
Total Investments (cost $332,732,305)		$ 484,982,082
Receivable for investments sold		20,101,648
Receivable for fund shares sold		109,774
Dividends receivable		261,632
Distributions receivable from Fidelity Central Funds		22,369
Other receivables		7,360
Total assets		505,484,865

Liabilities
Payable for investments purchased	$ 20,866,644
Payable for fund shares redeemed	232,880
Accrued management fee	206,592
Distribution and service plan fees payable	27,768
Other affiliated payables	53,443
Other payables and accrued expenses	33,141
Collateral on securities loaned, at value	40,916,058
Total liabilities		62,336,526

Net Assets		$ 443,148,339
Net Assets consist of:
Paid in capital		$ 332,721,686
Undistributed net investment income		555,830
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(42,379,297)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		152,250,120
Net Assets		$ 443,148,339

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($137,136,873 ÷ 5,498,521 shares)	$ 24.94

Service Class: Net Asset Value, offering price and redemption price per share ($150,105,220 ÷ 6,031,295 shares)	$ 24.89

Service Class 2: Net Asset Value, offering price and redemption price per share ($70,647,989 ÷ 2,862,235 shares)	$ 24.68

Investor Class: Net Asset Value, offering price and redemption price per share ($85,258,257 ÷ 3,432,707 shares)	$ 24.84

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 2,103,567
Interest		31
Income from Fidelity Central Funds (including $181,839 from security lending)		183,627
Total income		2,287,225

Expenses
Management fee	$ 1,210,539
Transfer agent fees	189,698
Distribution and service plan fees	167,462
Accounting and security lending fees	89,906
Custodian fees and expenses	15,422
Independent trustees' compensation	1,345
Audit	25,902
Legal	456
Miscellaneous	2,025
Total expenses before reductions	1,702,755
Expense reductions	(3,751)	1,699,004
Net investment income (loss)		588,221
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,426,240
Foreign currency transactions	(1,567)
Total net realized gain (loss)		27,424,673
Change in net unrealized appreciation (depreciation) on: Investment securities	29,438,500
Assets and liabilities in foreign currencies	336
Total change in net unrealized appreciation (depreciation)		29,438,836
Net gain (loss)		56,863,509
Net increase (decrease) in net assets resulting from operations		$ 57,451,730

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 588,221	$ 1,298,825
Net realized gain (loss)	27,424,673	22,827,849
Change in net unrealized appreciation (depreciation)	29,438,836	42,514,208
Net increase (decrease) in net assets resulting from operations	57,451,730	66,640,882
Distributions to shareholders from net investment income	(75,203)	(1,296,517)
Share transactions - net increase (decrease)	(29,989,989)	14,522,317
Total increase (decrease) in net assets	27,386,538	79,866,682

Net Assets
Beginning of period	415,761,801	335,895,119
End of period (including undistributed net investment income of $555,830 and undistributed net investment income of $42,812, respectively)	$ 443,148,339	$ 415,761,801

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 21.80	$ 18.30	$ 17.92	$ 14.51	$ 9.99	$ 22.37
Income from Investment Operations
Net investment income (loss) E	.04	.08	.03	.03	.06	.07
Net realized and unrealized gain (loss)	3.10	3.51	.38	3.41	4.52	(12.38)
Total from investment operations	3.14	3.59	.41	3.44	4.58	(12.31)
Distributions from net investment income	- I	(.09)	(.03)	(.03)	(.06)	(.07)
Net asset value, end of period	$ 24.94	$ 21.80	$ 18.30	$ 17.92	$ 14.51	$ 9.99
Total Return B, C, D	14.42%	19.61%	2.30%	23.74%	45.85%	(55.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	.69% A	.69%	.70%	.70%	.72%	.71%
Expenses net of fee waivers, if any	.69% A	.69%	.70%	.69%	.72%	.71%
Expenses net of all reductions	.69% A	.69%	.69%	.69%	.72%	.71%
Net investment income (loss)	.36% A	.40%	.17%	.19%	.50%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,137	$ 121,947	$ 111,238	$ 123,894	$ 157,864	$ 115,057
Portfolio turnover rate G	30% A	36%	34%	33%	88%	148%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 21.76	$ 18.27	$ 17.89	$ 14.48	$ 9.97	$ 22.32
Income from Investment Operations
Net investment income (loss) E	.03	.06	.01	.01	.05	.05
Net realized and unrealized gain (loss)	3.10	3.50	.38	3.42	4.51	(12.34)
Total from investment operations	3.13	3.56	.39	3.43	4.56	(12.29)
Distributions from net investment income	- I	(.07)	(.01)	(.02)	(.05)	(.06)
Net asset value, end of period	$ 24.89	$ 21.76	$ 18.27	$ 17.89	$ 14.48	$ 9.97
Total Return B, C, D	14.40%	19.46%	2.18%	23.65%	45.72%	(55.06)%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.79%	.80%	.80%	.82%	.81%
Expenses net of fee waivers, if any	.79% A	.79%	.80%	.79%	.82%	.81%
Expenses net of all reductions	.78% A	.79%	.79%	.79%	.82%	.81%
Net investment income (loss)	.26% A	.30%	.07%	.09%	.40%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 150,105	$ 143,321	$ 138,842	$ 159,157	$ 187,696	$ 126,076
Portfolio turnover rate G	30% A	36%	34%	33%	88%	148%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 21.60	$ 18.13	$ 17.78	$ 14.40	$ 9.92	$ 22.15
Income from Investment Operations
Net investment income (loss) E	.01	.03	(.02)	(.01)	.03	.03
Net realized and unrealized gain (loss)	3.07	3.47	.37	3.39	4.48	(12.24)
Total from investment operations	3.08	3.50	.35	3.38	4.51	(12.21)
Distributions from net investment income	- I	(.03)	-	-	(.03)	(.02)
Net asset value, end of period	$ 24.68	$ 21.60	$ 18.13	$ 17.78	$ 14.40	$ 9.92
Total Return B, C, D	14.28%	19.32%	1.97%	23.47%	45.46%	(55.12)%
Ratios to Average Net Assets F, H
Expenses before reductions	.94% A	.94%	.96%	.96%	.98%	.97%
Expenses net of fee waivers, if any	.94% A	.94%	.95%	.95%	.98%	.97%
Expenses net of all reductions	.94% A	.94%	.95%	.95%	.98%	.97%
Net investment income (loss)	.11% A	.15%	(.08)%	(.07)%	.24%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,648	$ 72,525	$ 31,441	$ 32,600	$ 36,247	$ 24,622
Portfolio turnover rate G	30% A	36%	34%	33%	88%	148%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 21.72	$ 18.23	$ 17.86	$ 14.46	$ 9.97	$ 22.28
Income from Investment Operations
Net investment income (loss) E	.03	.07	.02	.02	.05	.05
Net realized and unrealized gain (loss)	3.09	3.49	.37	3.41	4.49	(12.31)
Total from investment operations	3.12	3.56	.39	3.43	4.54	(12.26)
Distributions from net investment income	- I	(.07)	(.02)	(.03)	(.05)	(.05)
Net asset value, end of period	$ 24.84	$ 21.72	$ 18.23	$ 17.86	$ 14.46	$ 9.97
Total Return B, C, D	14.38%	19.54%	2.18%	23.69%	45.57%	(55.05)%
Ratios to Average Net Assets F, H
Expenses before reductions	.77% A	.78%	.78%	.79%	.82%	.82%
Expenses net of fee waivers, if any	.77% A	.78%	.78%	.78%	.82%	.82%
Expenses net of all reductions	.77% A	.77%	.78%	.78%	.82%	.81%
Net investment income (loss)	.28% A	.31%	.09%	.10%	.40%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,258	$ 77,969	$ 54,374	$ 36,516	$ 27,769	$ 7,065
Portfolio turnover rate G	30% A	36%	34%	33%	88%	148%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Growth Opportunities Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 173,303,504
Gross unrealized depreciation	(22,008,969)
Net unrealized appreciation (depreciation) on securities and other investments	$ 151,294,535

Tax cost	$ 333,687,547

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (68,513,036)

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $64,613,677 and $95,213,168, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 75,107
Service Class 2	92,355
$ 167,462

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 47,025
Service Class	52,155
Service Class 2	26,764
Investor Class	63,754
$ 189,698

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,929 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $556 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,756,080. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $20,263 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,751 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ 21,928	$ 496,339
Service Class	25,873	434,015
Service Class 2	13,088	112,309
Investor Class	14,314	253,854
Total	$ 75,203	$ 1,296,517

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	647,158	1,020,442	$ 15,977,954	$ 21,763,939
Reinvestment of distributions	951	23,036	21,928	496,339
Shares redeemed	(743,936)	(1,527,087)	(17,700,716)	(32,117,788)
Net increase (decrease)	(95,827)	(483,609)	$ (1,700,834)	$ (9,857,510)
Service Class
Shares sold	74,693	364,335	$ 1,794,325	$ 7,771,922
Reinvestment of distributions	1,124	20,198	25,873	434,015
Shares redeemed	(630,211)	(1,398,149)	(15,008,528)	(29,629,986)
Net increase (decrease)	(554,394)	(1,013,616)	$ (13,188,330)	$ (21,424,049)
Service Class 2
Shares sold	216,458	3,011,610	$ 5,218,429	$ 61,523,909
Reinvestment of distributions	573	5,251	13,088	112,309
Shares redeemed	(712,468)	(1,392,943)	(16,937,787)	(29,397,456)
Net increase (decrease)	(495,437)	1,623,918	$ (11,706,270)	$ 32,238,762
Investor Class
Shares sold	411,923	1,544,625	$ 9,973,381	$ 32,968,270
Reinvestment of distributions	623	11,826	14,314	253,854
Shares redeemed	(570,152)	(948,139)	(13,382,250)	(19,657,010)
Net increase (decrease)	(157,606)	608,312	$ (3,394,555)	$ 13,565,114

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 37% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 27% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPGRO-SANN-0813
1.705699.115

Fidelity® Variable Insurance Products:
Value Strategies Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.69%
Actual		$ 1,000.00	$ 1,124.20	$ 3.63
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46
Service Class	.79%
Actual		$ 1,000.00	$ 1,123.60	$ 4.16
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Service Class 2.94%
Actual		$ 1,000.00	$ 1,122.50	$ 4.95
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Investor Class	.77%
Actual		$ 1,000.00	$ 1,123.90	$ 4.05
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	5.6	7.4
Sanofi SA sponsored ADR	4.0	2.9
Cott Corp.	3.6	4.9
General Motors Co.	3.5	1.2
Symantec Corp.	3.4	0.0
Bank of America Corp.	3.0	0.0
Delphi Automotive PLC	2.8	1.6
GameStop Corp. Class A	2.4	2.2
Apple, Inc.	2.3	0.0
AFLAC, Inc.	2.3	2.6
	32.9
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.7	22.1
Health Care	13.6	11.7
Information Technology	12.3	7.9
Financials	10.5	9.1
Materials	9.5	12.7
Asset Allocation (% of fund's net assets)
As of June 30, 2013 *		As of December 31, 2012 **
	Stocks 92.7%		Stocks 89.4%
	Bonds 0.0%		Bonds 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 7.3%		Short-Term Investments and Net Other Assets (Liabilities) 10.6%
* Foreign investments	18.5%	** Foreign investments	21.1%
† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
CONSUMER DISCRETIONARY - 23.7%
Auto Components - 3.7%
Delphi Automotive PLC	236,131	$ 11,969,480
Tenneco, Inc. (a)	51,076	2,312,721
TRW Automotive Holdings Corp. (a)	26,200	1,740,728
		16,022,929
Automobiles - 3.9%
Bayerische Motoren Werke AG (BMW)	11,032	964,692
General Motors Co. (a)	444,764	14,815,089
Volkswagen AG	5,412	1,054,918
		16,834,699
Diversified Consumer Services - 0.9%
Service Corp. International	221,100	3,986,433
Hotels, Restaurants & Leisure - 2.2%
Ameristar Casinos, Inc.	56,880	1,495,375
Cedar Fair LP (depositary unit)	68,880	2,851,632
DineEquity, Inc.	24,966	1,719,408
Wyndham Worldwide Corp.	60,533	3,464,304
		9,530,719
Household Durables - 3.0%
Lennar Corp. Class A	63,014	2,271,025
PulteGroup, Inc. (a)	225,611	4,279,841
Ryland Group, Inc. (d)	43,500	1,744,350
Standard Pacific Corp. (a)(d)	565,550	4,711,032
		13,006,248
Leisure Equipment & Products - 0.9%
Hasbro, Inc. (d)	80,903	3,626,881
Media - 1.7%
Omnicom Group, Inc.	37,288	2,344,297
Regal Entertainment Group Class A (d)	112,700	2,017,330
Valassis Communications, Inc.	116,311	2,860,087
		7,221,714
Multiline Retail - 4.0%
Target Corp.	113,291	7,801,218
The Bon-Ton Stores, Inc.	515,592	9,306,436
		17,107,654
Specialty Retail - 3.4%
Asbury Automotive Group, Inc. (a)	100,559	4,032,416
GameStop Corp. Class A (d)	246,387	10,355,646
		14,388,062
TOTAL CONSUMER DISCRETIONARY		101,725,339
CONSUMER STAPLES - 6.1%
Beverages - 3.6%
Cott Corp.	1,992,182	15,570,729
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	71,800	4,105,524
Food Products - 1.6%
Bunge Ltd.	15,500	1,096,935

	Shares	Value
Calavo Growers, Inc.	66,572	$ 1,810,093
ConAgra Foods, Inc.	42,100	1,470,553
SunOpta, Inc. (a)	305,715	2,319,678
		6,697,259
TOTAL CONSUMER STAPLES		26,373,512
ENERGY - 4.8%
Energy Equipment & Services - 0.5%
Halliburton Co.	55,200	2,302,944
Oil, Gas & Consumable Fuels - 4.3%
Alpha Natural Resources, Inc. (a)	393,041	2,059,535
Denbury Resources, Inc. (a)	459,620	7,960,618
HollyFrontier Corp.	47,500	2,032,050
Marathon Oil Corp.	46,900	1,621,802
The Williams Companies, Inc.	44,300	1,438,421
Valero Energy Corp.	99,200	3,449,184
		18,561,610
TOTAL ENERGY		20,864,554
FINANCIALS - 10.5%
Commercial Banks - 3.8%
Regions Financial Corp.	241,537	2,301,848
U.S. Bancorp	261,316	9,446,573
Wells Fargo & Co.	114,330	4,718,399
		16,466,820
Diversified Financial Services - 3.0%
Bank of America Corp.	1,016,787	13,075,881
Insurance - 3.4%
AFLAC, Inc.	166,614	9,683,606
American International Group, Inc. (a)	61,102	2,731,259
Unum Group	73,040	2,145,185
		14,560,050
Real Estate Investment Trusts - 0.3%
Host Hotels & Resorts, Inc.	62,200	1,049,314
TOTAL FINANCIALS		45,152,065
HEALTH CARE - 13.6%
Health Care Equipment & Supplies - 4.2%
Alere, Inc. (a)	91,700	2,246,650
Boston Scientific Corp. (a)	541,000	5,015,070
C.R. Bard, Inc.	22,800	2,477,904
Covidien PLC	33,750	2,120,850
St. Jude Medical, Inc.	140,400	6,406,452
		18,266,926
Health Care Providers & Services - 2.0%
DaVita, Inc. (a)	24,002	2,899,442
Universal Health Services, Inc. Class B	84,486	5,657,183
		8,556,625
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	54,300	$ 2,321,868
PerkinElmer, Inc.	62,400	2,028,000
		4,349,868
Pharmaceuticals - 6.4%
Johnson & Johnson	56,900	4,885,434
Merck & Co., Inc.	118,500	5,504,325
Sanofi SA sponsored ADR	329,756	16,985,732
		27,375,491
TOTAL HEALTH CARE		58,548,910
INDUSTRIALS - 6.3%
Aerospace & Defense - 3.0%
Alliant Techsystems, Inc.	52,700	4,338,791
Esterline Technologies Corp. (a)	30,278	2,188,797
Honeywell International, Inc.	42,300	3,356,082
Textron, Inc.	64,233	1,673,270
United Technologies Corp.	14,700	1,366,218
		12,923,158
Building Products - 0.5%
Armstrong World Industries, Inc. (a)	23,378	1,117,235
Owens Corning (a)	22,389	874,962
		1,992,197
Electrical Equipment - 0.3%
Regal-Beloit Corp.	18,200	1,180,088
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	29,940	1,865,561
Machinery - 2.1%
Blount International, Inc. (a)	93,096	1,100,395
Deere & Co.	33,400	2,713,750
Ingersoll-Rand PLC	63,100	3,503,312
Stanley Black & Decker, Inc.	21,280	1,644,944
		8,962,401
TOTAL INDUSTRIALS		26,923,405
INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 0.4%
Cisco Systems, Inc.	63,500	1,543,685
Computers & Peripherals - 2.3%
Apple, Inc.	24,520	9,711,882
IT Services - 0.5%
Fidelity National Information Services, Inc.	49,840	2,135,146
Semiconductors & Semiconductor Equipment - 4.5%
Fairchild Semiconductor International, Inc. (a)	94,400	1,302,720

	Shares	Value
Intersil Corp. Class A	99,057	$ 774,626
KLA-Tencor Corp.	51,820	2,887,929
MagnaChip Semiconductor Corp. (a)	296,600	5,418,882
Micron Technology, Inc. (a)	276,142	3,957,115
ON Semiconductor Corp. (a)	360,891	2,915,999
Spansion, Inc. Class A (a)	190,457	2,384,522
		19,641,793
Software - 4.6%
Microsoft Corp.	130,176	4,494,977
Nuance Communications, Inc. (a)	46,200	849,156
Symantec Corp.	641,429	14,412,910
		19,757,043
TOTAL INFORMATION TECHNOLOGY		52,789,549
MATERIALS - 9.5%
Chemicals - 9.2%
Ashland, Inc.	25,800	2,154,300
Axiall Corp.	25,339	1,078,935
Innophos Holdings, Inc.	45,357	2,139,490
LyondellBasell Industries NV Class A	360,308	23,874,004
PPG Industries, Inc.	45,688	6,689,180
W.R. Grace & Co. (a)	40,672	3,418,075
		39,353,984
Metals & Mining - 0.3%
Carpenter Technology Corp.	24,904	1,122,423
Haynes International, Inc.	6,300	301,581
		1,424,004
TOTAL MATERIALS		40,777,988
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. (a)	169,065	3,563,890
UTILITIES - 5.1%
Electric Utilities - 1.0%
FirstEnergy Corp.	71,831	2,682,170
NextEra Energy, Inc.	21,000	1,711,080
		4,393,250
Independent Power Producers & Energy Traders - 2.7%
Calpine Corp. (a)	249,337	5,293,425
The AES Corp.	511,392	6,131,590
		11,425,015
Multi-Utilities - 1.4%
Alliant Energy Corp.	33,900	1,709,238
Sempra Energy	54,461	4,452,731
		6,161,969
TOTAL UTILITIES		21,980,234
TOTAL COMMON STOCKS (Cost $298,116,398)		398,699,446
Money Market Funds - 8.7%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	27,423,334	$ 27,423,334
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	9,979,276	9,979,276
TOTAL MONEY MARKET FUNDS (Cost $37,402,610)		37,402,610
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $335,519,008)		436,102,056
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(6,156,410)
NET ASSETS - 100%		$ 429,945,646
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 32,012
Fidelity Securities Lending Cash Central Fund	98,979
Total	$ 130,991
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	81.5%
Netherlands	5.6%
Canada	4.1%
France	4.0%
Bailiwick of Jersey	2.8%
Ireland	1.3%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,665,406) - See accompanying schedule: Unaffiliated issuers (cost $298,116,398)	$ 398,699,446
Fidelity Central Funds (cost $37,402,610)	37,402,610
Total Investments (cost $335,519,008)		$ 436,102,056
Cash		12,810
Receivable for investments sold		3,513,612
Receivable for fund shares sold		536,416
Dividends receivable		291,818
Distributions receivable from Fidelity Central Funds		11,569
Other receivables		4,547
Total assets		440,472,828

Liabilities
Payable for fund shares redeemed	$ 224,127
Accrued management fee	199,262
Distribution and service plan fees payable	42,791
Other affiliated payables	52,856
Other payables and accrued expenses	28,870
Collateral on securities loaned, at value	9,979,276
Total liabilities		10,527,182

Net Assets		$ 429,945,646
Net Assets consist of:
Paid in capital		$ 400,711,690
Undistributed net investment income		2,020,349
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(73,369,464)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		100,583,071
Net Assets		$ 429,945,646

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($104,426,260 ÷ 8,362,972 shares)	$ 12.49

Service Class: Net Asset Value, offering price and redemption price per share ($30,496,372 ÷ 2,448,856 shares)	$ 12.45

Service Class 2: Net Asset Value, offering price and redemption price per share ($191,909,122 ÷ 15,292,476 shares)	$ 12.55

Investor Class: Net Asset Value, offering price and redemption price per share ($103,113,892 ÷ 8,297,494 shares)	$ 12.43

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 3,467,970
Income from Fidelity Central Funds		130,991
Total income		3,598,961

Expenses
Management fee	$ 1,146,185
Transfer agent fees	188,044
Distribution and service plan fees	244,848
Accounting and security lending fees	82,249
Custodian fees and expenses	10,172
Independent trustees' compensation	1,212
Audit	32,387
Legal	386
Miscellaneous	1,405
Total expenses before reductions	1,706,888
Expense reductions	(11,336)	1,695,552
Net investment income (loss)		1,903,409
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,022,278
Foreign currency transactions	(83)
Total net realized gain (loss)		8,022,195
Change in net unrealized appreciation (depreciation) on: Investment securities	35,858,529
Assets and liabilities in foreign currencies	430
Total change in net unrealized appreciation (depreciation)		35,858,959
Net gain (loss)		43,881,154
Net increase (decrease) in net assets resulting from operations		$ 45,784,563

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,903,409	$ 1,871,272
Net realized gain (loss)	8,022,195	14,852,796
Change in net unrealized appreciation (depreciation)	35,858,959	58,081,188
Net increase (decrease) in net assets resulting from operations	45,784,563	74,805,256
Distributions to shareholders from net investment income	-	(1,596,468)
Share transactions - net increase (decrease)	29,879,004	(2,504,326)
Total increase (decrease) in net assets	75,663,567	70,704,462

Net Assets
Beginning of period	354,282,079	283,577,617
End of period (including undistributed net investment income of $2,020,349 and undistributed net investment income of $116,940, respectively)	$ 429,945,646	$ 354,282,079

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 8.78	$ 9.74	$ 7.73	$ 4.93	$ 12.57
Income from Investment Operations
Net investment income (loss) E	.06	.07 H	.10 I	.04 J	.03	.07
Net realized and unrealized gain (loss)	1.32	2.32	(.96)	2.02	2.81	(5.52)
Total from investment operations	1.38	2.39	(.86)	2.06	2.84	(5.45)
Distributions from net investment income	-	(.06)	(.10)	(.05)	(.03)	(.07)
Distributions from net realized gain	-	-	-	-	-	(2.13)
Tax return of capital	-	-	-	-	(.01)	-
Total distributions	-	(.06)	(.10)	(.05)	(.04)	(2.19) L
Net asset value, end of period	$ 12.49	$ 11.11	$ 8.78	$ 9.74	$ 7.73	$ 4.93
Total Return B, C, D	12.42%	27.28%	(8.81)%	26.63%	57.59%	(51.12)%
Ratios to Average Net Assets F, K
Expenses before reductions	.69% A	.70%	.70%	.72%	.75%	.74%
Expenses net of fee waivers, if any	.69% A	.70%	.70%	.71%	.75%	.74%
Expenses net of all reductions	.68% A	.68%	.70%	.70%	.74%	.74%
Net investment income (loss)	1.06% A	.72% H	1.04% I	.44% J	.57%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,426	$ 93,738	$ 77,432	$ 90,459	$ 76,479	$ 52,414
Portfolio turnover rate G	34% A	27%	42%	89%	172%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .26%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .28%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Total distributions of $2.19 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $2.125 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 8.76	$ 9.71	$ 7.71	$ 4.92	$ 12.54
Income from Investment Operations
Net investment income (loss) E	.06	.06 H	.09 I	.03 J	.03	.07
Net realized and unrealized gain (loss)	1.31	2.31	(.95)	2.01	2.79	(5.51)
Total from investment operations	1.37	2.37	(.86)	2.04	2.82	(5.44)
Distributions from net investment income	-	(.05)	(.09)	(.04)	(.02)	(.06)
Distributions from net realized gain	-	-	-	-	-	(2.13)
Tax return of capital	-	-	-	-	(.01)	-
Total distributions	-	(.05)	(.09)	(.04)	(.03)	(2.18) L
Net asset value, end of period	$ 12.45	$ 11.08	$ 8.76	$ 9.71	$ 7.71	$ 4.92
Total Return B, C, D	12.36%	27.10%	(8.85)%	26.45%	57.40%	(51.17)%
Ratios to Average Net Assets F, K
Expenses before reductions	.79% A	.79%	.80%	.81%	.84%	.83%
Expenses net of fee waivers, if any	.79% A	.79%	.80%	.80%	.84%	.83%
Expenses net of all reductions	.78% A	.78%	.79%	.79%	.83%	.83%
Net investment income (loss)	.96% A	.62% H	.94% I	.35% J	.48%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,496	$ 27,293	$ 27,695	$ 35,780	$ 33,533	$ 21,294
Portfolio turnover rate G	34% A	27%	42%	89%	172%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .16%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .19%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Total distributions of $2.18 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $2.125 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.18	$ 8.83	$ 9.79	$ 7.77	$ 4.96	$ 12.62
Income from Investment Operations
Net investment income (loss) E	.05	.05 H	.08 I	.02 J	.02	.05
Net realized and unrealized gain (loss)	1.32	2.34	(.97)	2.03	2.81	(5.54)
Total from investment operations	1.37	2.39	(.89)	2.05	2.83	(5.49)
Distributions from net investment income	-	(.04)	(.07)	(.03)	(.01)	(.05)
Distributions from net realized gain	-	-	-	-	-	(2.13)
Tax return of capital	-	-	-	-	(.01)	-
Total distributions	-	(.04)	(.07)	(.03)	(.02)	(2.17) L
Net asset value, end of period	$ 12.55	$ 11.18	$ 8.83	$ 9.79	$ 7.77	$ 4.96
Total Return B, C, D	12.25%	27.06%	(9.04)%	26.34%	57.15%	(51.28)%
Ratios to Average Net Assets F, K
Expenses before reductions	.94% A	.94%	.95%	.96%	.99%	.99%
Expenses net of fee waivers, if any	.94% A	.94%	.95%	.95%	.99%	.99%
Expenses net of all reductions	.93% A	.93%	.94%	.94%	.98%	.98%
Net investment income (loss)	.81% A	.47% H	.79% I	.20% J	.33%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 191,909	$ 155,316	$ 122,641	$ 162,391	$ 139,458	$ 85,974
Portfolio turnover rate G	34% A	27%	42%	89%	172%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .01%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .25%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Total distributions of $2.17 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $2.125 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 8.74	$ 9.70	$ 7.70	$ 4.91	$ 12.53
Income from Investment Operations
Net investment income (loss) E	.06	.06 H	.09 I	.03 J	.03	.07
Net realized and unrealized gain (loss)	1.31	2.32	(.96)	2.01	2.79	(5.51)
Total from investment operations	1.37	2.38	(.87)	2.04	2.82	(5.44)
Distributions from net investment income	-	(.06)	(.09)	(.04)	(.02)	(.06)
Distributions from net realized gain	-	-	-	-	-	(2.13)
Tax return of capital	-	-	-	-	(.01)	-
Total distributions	-	(.06)	(.09)	(.04)	(.03)	(2.18) L
Net asset value, end of period	$ 12.43	$ 11.06	$ 8.74	$ 9.70	$ 7.70	$ 4.91
Total Return B, C, D	12.39%	27.21%	(8.92)%	26.51%	57.51%	(51.20)%
Ratios to Average Net Assets F, K
Expenses before reductions	.77% A	.78%	.78%	.80%	.84%	.83%
Expenses net of fee waivers, if any	.77% A	.78%	.78%	.79%	.84%	.83%
Expenses net of all reductions	.77% A	.76%	.78%	.78%	.83%	.83%
Net investment income (loss)	.97% A	.64% H	.96% I	.36% J	.48%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 103,114	$ 77,935	$ 55,809	$ 62,416	$ 49,586	$ 29,121
Portfolio turnover rate G	34% A	27%	42%	89%	172%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .17%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Total distributions of $2.18 per share is comprised of distributions from net investment income of $.059 and distributions from net realized gain of $2.125 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Value Strategies Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 110,847,886
Gross unrealized depreciation	(10,526,660)
Net unrealized appreciation (depreciation) on securities and other investments	$ 100,321,226

Tax cost	$ 335,780,830

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration

2016	$ (30,897,397)
2017	(50,443,774)
Total capital loss carryforward	$ (81,341,171)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $101,035,321 and $62,907,990, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 15,100
Service Class 2	229,748
$ 244,848

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 37,974
Service Class	10,582
Service Class 2	65,020
Investor Class	74,468
$ 188,044

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,968 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $480 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $98,979, including $15,453 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $11,315 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $21.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ -	$ 536,631
Service Class	-	132,027
Service Class 2	-	538,431
Investor Class	-	389,379
Total	$ -	$ 1,596,468

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	1,031,514	1,376,808	$ 12,382,477	$ 14,105,313
Reinvestment of distributions	-	49,289	-	536,631
Shares redeemed	(1,107,768)	(1,809,260)	(13,499,823)	(18,232,333)
Net increase (decrease)	(76,254)	(383,163)	$ (1,117,346)	$ (3,590,389)
Service Class
Shares sold	387,489	657,453	$ 4,556,866	$ 6,623,659
Reinvestment of distributions	-	12,148	-	132,027
Shares redeemed	(401,213)	(1,369,605)	(4,791,912)	(13,731,768)
Net increase (decrease)	(13,724)	(700,004)	$ (235,046)	$ (6,976,082)
Service Class 2
Shares sold	3,368,933	3,717,423	$ 40,565,634	$ 38,608,946
Reinvestment of distributions	-	49,121	-	538,430
Shares redeemed	(1,972,750)	(3,754,703)	(24,158,265)	(38,351,327)
Net increase (decrease)	1,396,183	11,841	$ 16,407,369	$ 796,049

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Investor Class
Shares sold	2,231,893	1,973,174	$ 26,671,967	$ 20,247,832
Reinvestment of distributions	-	35,925	-	389,379
Shares redeemed	(981,757)	(1,347,165)	(11,847,940)	(13,371,115)
Net increase (decrease)	1,250,136	661,934	$ 14,824,027	$ 7,266,096

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 35% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 28% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPVS-SANN-0813
1.774744.111

Fidelity® Variable Insurance Products:

Growth & Income Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.58%
Actual		$ 1,000.00	$ 1,156.40	$ 3.10
HypotheticalA		$ 1,000.00	$ 1,021.92	$ 2.91
Service Class	.68%
Actual		$ 1,000.00	$ 1,156.10	$ 3.64
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.41
Service Class 2.83%
Actual		$ 1,000.00	$ 1,154.90	$ 4.43
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Investor Class	.66%
Actual		$ 1,000.00	$ 1,156.20	$ 3.53
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.9	4.0
Apple, Inc.	3.0	4.1
General Electric Co.	2.9	2.7
Wells Fargo & Co.	2.8	3.2
Chevron Corp.	2.6	3.1
Microsoft Corp.	2.5	1.8
Procter & Gamble Co.	2.1	2.2
Occidental Petroleum Corp.	2.0	0.9
Target Corp.	2.0	1.6
Citigroup, Inc.	2.0	1.7
	25.8
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	19.1
Information Technology	16.8	16.1
Health Care	13.6	12.0
Energy	12.2	11.5
Industrials	11.2	12.7
Asset Allocation (% of fund's net assets)
As of June 30, 2013 *		As of December 31, 2012 **
	Stocks 99.7%		Stocks 99.3%
	Bonds 0.1%		Bonds 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	10.6%	** Foreign investments	10.6%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.2%
Gentex Corp.	87,728	$ 2,022,130
Automobiles - 0.5%
Ford Motor Co.	287,048	4,440,633
Distributors - 0.1%
LKQ Corp. (a)	42,812	1,102,409
Diversified Consumer Services - 0.2%
H&R Block, Inc.	58,468	1,622,487
Hotels, Restaurants & Leisure - 1.5%
Darden Restaurants, Inc.	4,415	222,869
McDonald's Corp.	82,309	8,148,591
Wyndham Worldwide Corp.	18,300	1,047,309
Yum! Brands, Inc.	65,288	4,527,070
		13,945,839
Leisure Equipment & Products - 0.1%
Mattel, Inc.	19,068	863,971
Media - 3.4%
Comcast Corp. Class A (special) (non-vtg.)	398,671	15,815,279
Scripps Networks Interactive, Inc. Class A	25,505	1,702,714
Time Warner, Inc.	191,277	11,059,636
Viacom, Inc. Class B (non-vtg.)	40,492	2,755,481
		31,333,110
Multiline Retail - 2.2%
Kohl's Corp.	35,094	1,772,598
Target Corp.	263,035	18,112,590
		19,885,188
Specialty Retail - 1.8%
H&M Hennes & Mauritz AB (B Shares)	10,700	351,662
Lowe's Companies, Inc.	336,426	13,759,823
Staples, Inc.	124,039	1,967,259
		16,078,744
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	20,773	1,185,931
Li & Fung Ltd.	1,302,000	1,789,483
		2,975,414
TOTAL CONSUMER DISCRETIONARY		94,269,925
CONSUMER STAPLES - 10.8%
Beverages - 2.7%
C&C Group PLC	34,500	186,813
Molson Coors Brewing Co. Class B	42,391	2,028,833
PepsiCo, Inc.	105,810	8,654,200
Remy Cointreau SA	1,700	180,388
The Coca-Cola Co.	341,837	13,711,082
		24,761,316

	Shares	Value
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	84,564	$ 4,835,370
Walgreen Co.	275,244	12,165,785
		17,001,155
Food Products - 0.9%
Danone SA	41,849	3,140,899
Kellogg Co.	79,741	5,121,764
		8,262,663
Household Products - 3.0%
Kimberly-Clark Corp.	77,341	7,512,905
Procter & Gamble Co.	245,750	18,920,293
Svenska Cellulosa AB (SCA) (B Shares)	21,700	544,595
		26,977,793
Tobacco - 2.3%
British American Tobacco PLC sponsored ADR	118,694	12,218,360
Lorillard, Inc.	176,297	7,700,653
Philip Morris International, Inc.	14,205	1,230,437
		21,149,450
TOTAL CONSUMER STAPLES		98,152,377
ENERGY - 12.0%
Energy Equipment & Services - 1.3%
Ensco PLC Class A	39,435	2,291,962
Exterran Partners LP	7,804	235,603
Halliburton Co.	135,854	5,667,829
Schlumberger Ltd.	51,747	3,708,190
		11,903,584
Oil, Gas & Consumable Fuels - 10.7%
Access Midstream Partners LP	30,738	1,466,203
Apache Corp.	52,971	4,440,559
Atlas Pipeline Partners LP	79,446	3,034,043
BG Group PLC	88,285	1,501,889
BP PLC sponsored ADR	82,484	3,442,882
Canadian Natural Resources Ltd.	188,350	5,310,048
Chevron Corp.	203,334	24,062,546
ENI SpA	43,700	896,898
Exxon Mobil Corp.	79,082	7,145,059
Legacy Reserves LP	15,479	411,741
Magellan Midstream Partners LP	3,425	186,663
Markwest Energy Partners LP	68,259	4,563,114
Occidental Petroleum Corp.	206,195	18,398,780
Royal Dutch Shell PLC Class A (United Kingdom)	231,464	7,393,890
Suncor Energy, Inc.	256,860	7,571,228
The Williams Companies, Inc.	208,871	6,782,041
Western Gas Partners LP	9,200	596,988
		97,204,572
TOTAL ENERGY		109,108,156
Common Stocks - continued
	Shares	Value
FINANCIALS - 20.5%
Capital Markets - 4.2%
AllianceBernstein Holding LP	17,334	$ 360,894
Apollo Investment Corp.	73,676	570,252
Ashmore Group PLC	142,992	747,491
BlackRock, Inc. Class A	8,164	2,096,923
Charles Schwab Corp.	487,776	10,355,484
KKR & Co. LP	172,752	3,396,304
Morgan Stanley	347,783	8,496,339
Northern Trust Corp.	71,817	4,158,204
State Street Corp.	83,938	5,473,597
The Blackstone Group LP	74,280	1,564,337
UBS AG	51,318	871,063
		38,090,888
Commercial Banks - 5.9%
BNP Paribas SA	9,100	497,195
Comerica, Inc.	133,715	5,325,868
IBERIABANK Corp.	10,600	568,266
PNC Financial Services Group, Inc.	104,072	7,588,930
Standard Chartered PLC (United Kingdom)	133,693	2,901,667
SunTrust Banks, Inc.	57,264	1,807,824
U.S. Bancorp	273,893	9,901,232
Wells Fargo & Co.	610,722	25,204,497
		53,795,479
Consumer Finance - 0.2%
SLM Corp.	94,790	2,166,899
Diversified Financial Services - 7.6%
Bank of America Corp.	760,459	9,779,503
Citigroup, Inc.	376,574	18,064,255
JPMorgan Chase & Co.	671,186	35,431,906
KKR Financial Holdings LLC	387,438	4,087,471
NYSE Euronext	27,244	1,127,902
The NASDAQ Stock Market, Inc.	30,730	1,007,637
		69,498,674
Insurance - 1.6%
AFLAC, Inc.	10,045	583,815
Arthur J. Gallagher & Co.	6,000	262,140
MetLife, Inc.	203,811	9,326,391
MetLife, Inc. unit	50,200	2,744,434
Prudential Financial, Inc.	27,386	2,000,000
		14,916,780
Real Estate Investment Trusts - 0.6%
American Capital Agency Corp.	20,080	461,639
Aviv REIT, Inc.	4,700	118,863
BioMed Realty Trust, Inc.	13,655	276,241
Invesco Mortgage Capital, Inc.	12,528	207,464
MFA Financial, Inc.	21,200	179,140
Sun Communities, Inc.	77,069	3,834,953
		5,078,300

	Shares	Value
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (a)(e)	35,800	$ 751,800
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	231,350	2,688,287
TOTAL FINANCIALS		186,987,107
HEALTH CARE - 13.0%
Biotechnology - 0.8%
Amgen, Inc.	73,304	7,232,173
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	47,797	1,667,159
ResMed, Inc. (d)	7,900	356,527
St. Jude Medical, Inc.	85,122	3,884,117
Stryker Corp.	48,753	3,153,344
Zimmer Holdings, Inc.	16,000	1,199,040
		10,260,187
Health Care Providers & Services - 3.6%
Aetna, Inc.	75,414	4,791,806
AmerisourceBergen Corp.	11,300	630,879
Fresenius Medical Care AG & Co. KGaA	12,900	914,368
McKesson Corp.	55,054	6,303,683
Quest Diagnostics, Inc.	128,042	7,763,186
UnitedHealth Group, Inc.	102,238	6,694,544
WellPoint, Inc.	71,394	5,842,885
		32,941,351
Health Care Technology - 0.2%
Quality Systems, Inc.	73,083	1,367,383
Life Sciences Tools & Services - 0.2%
Lonza Group AG	29,879	2,250,692
Pharmaceuticals - 7.1%
AbbVie, Inc.	149,583	6,183,761
AstraZeneca PLC sponsored ADR	47,678	2,255,169
Eli Lilly & Co.	25,016	1,228,786
GlaxoSmithKline PLC sponsored ADR	162,734	8,131,818
Johnson & Johnson	176,559	15,159,356
Merck & Co., Inc.	380,337	17,666,654
Novartis AG sponsored ADR	51,332	3,629,686
Pfizer, Inc.	178,390	4,996,704
Sanofi SA	34,017	3,516,698
Teva Pharmaceutical Industries Ltd. sponsored ADR	40,109	1,572,273
		64,340,905
TOTAL HEALTH CARE		118,392,691
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	22,416	1,778,485
Rockwell Collins, Inc.	53,024	3,362,252
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	94,517	$ 9,682,321
United Technologies Corp.	61,787	5,742,484
		20,565,542
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	65,601	3,693,992
United Parcel Service, Inc. Class B	124,572	10,772,987
		14,466,979
Commercial Services & Supplies - 0.3%
ADT Corp.	21,200	844,820
KAR Auction Services, Inc.	41,100	939,957
Ritchie Brothers Auctioneers, Inc. (d)	36,100	692,000
		2,476,777
Electrical Equipment - 0.4%
Hubbell, Inc. Class B	37,979	3,759,921
Industrial Conglomerates - 2.9%
General Electric Co.	1,155,404	26,793,819
Machinery - 1.2%
Douglas Dynamics, Inc.	132,082	1,714,424
Illinois Tool Works, Inc.	19,174	1,326,266
Ingersoll-Rand PLC	62,006	3,442,573
ITT Corp.	36,664	1,078,288
Stanley Black & Decker, Inc.	41,012	3,170,228
		10,731,779
Marine - 0.0%
Irish Continental Group PLC unit	3,000	86,690
Professional Services - 0.4%
Acacia Research Corp.	25,500	569,925
Amadeus Fire AG	7,544	431,082
Bureau Veritas SA	22,900	593,026
Dun & Bradstreet Corp.	10,486	1,021,861
Michael Page International PLC	155,259	876,084
		3,491,978
Road & Rail - 1.3%
CSX Corp.	283,685	6,578,655
J.B. Hunt Transport Services, Inc.	31,599	2,282,712
Norfolk Southern Corp.	47,293	3,435,836
		12,297,203
Trading Companies & Distributors - 0.7%
Brenntag AG	1,800	273,425
MSC Industrial Direct Co., Inc. Class A	31,506	2,440,455
W.W. Grainger, Inc.	12,055	3,040,030
Watsco, Inc.	5,021	421,563
		6,175,473
TOTAL INDUSTRIALS		100,846,161

	Shares	Value
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 2.4%
Cisco Systems, Inc.	612,104	$ 14,880,248
QUALCOMM, Inc.	114,261	6,979,062
		21,859,310
Computers & Peripherals - 3.2%
Apple, Inc.	69,661	27,591,329
EMC Corp.	68,490	1,617,734
		29,209,063
Electronic Equipment & Components - 0.0%
Arrow Electronics, Inc. (a)	2,335	93,050
Internet Software & Services - 1.9%
Google, Inc. Class A (a)	19,349	17,034,279
IT Services - 5.5%
Accenture PLC Class A	17,753	1,277,506
Cognizant Technology Solutions Corp. Class A (a)	56,254	3,522,063
Fidelity National Information Services, Inc.	103,083	4,416,076
IBM Corp.	17,350	3,315,759
MasterCard, Inc. Class A	14,811	8,508,920
Paychex, Inc.	422,160	15,417,283
The Western Union Co.	326,899	5,593,242
Visa, Inc. Class A	45,891	8,386,580
		50,437,429
Semiconductors & Semiconductor Equipment - 1.0%
Altera Corp.	75,055	2,476,064
Analog Devices, Inc.	50,162	2,260,300
Applied Materials, Inc.	307,436	4,583,871
		9,320,235
Software - 2.8%
Microsoft Corp.	657,004	22,686,348
Oracle Corp.	91,917	2,823,690
		25,510,038
TOTAL INFORMATION TECHNOLOGY		153,463,404
MATERIALS - 1.1%
Chemicals - 1.1%
Airgas, Inc.	24,165	2,306,791
E.I. du Pont de Nemours & Co.	46,908	2,462,670
FMC Corp.	17,101	1,044,187
Monsanto Co.	9,113	900,364
Syngenta AG (Switzerland)	8,966	3,496,371
		10,210,383
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.4%
CenturyLink, Inc.	28,920	1,022,322
Verizon Communications, Inc.	232,957	11,727,055
		12,749,377
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC sponsored ADR	246,308	$ 7,078,892
TOTAL TELECOMMUNICATION SERVICES		19,828,269
UTILITIES - 1.0%
Electric Utilities - 0.7%
Duke Energy Corp.	13,040	880,200
EDF SA	27,600	640,732
FirstEnergy Corp.	36,944	1,379,489
Hawaiian Electric Industries, Inc.	31,500	797,265
ITC Holdings Corp.	11,350	1,036,255
Northeast Utilities	13,863	582,523
PPL Corp.	33,119	1,002,181
		6,318,645
Multi-Utilities - 0.3%
E.ON AG	13,449	220,749
National Grid PLC	15,390	174,455
PG&E Corp.	21,125	966,046
Sempra Energy	21,991	1,797,984
		3,159,234
TOTAL UTILITIES		9,477,879
TOTAL COMMON STOCKS (Cost $708,659,080)		900,736,352
Convertible Preferred Stocks - 0.9%

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00%	12,000	572,880
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Weyerhaeuser Co. Series A, 6.375%	18,500	943,685
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.6%
Alere, Inc. 3.00%	26,429	5,999,119
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	15,500	920,080
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,699,626)		8,435,764
Convertible Bonds - 0.1%
	Principal Amount	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17	$ 793,000	$ 559,715
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Volcano Corp. 1.75% 12/1/17	490,000	453,887
TOTAL CONVERTIBLE BONDS (Cost $1,253,954)		1,013,602
Money Market Funds - 0.2%
Shares
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c) (Cost $1,342,150)	1,342,150	1,342,150
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $719,954,810)	911,527,868
NET OTHER ASSETS (LIABILITIES) - 0.0%	398,079
NET ASSETS - 100%	$ 911,925,947
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $751,800 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 716,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,010
Fidelity Securities Lending Cash Central Fund	44,908
Total	$ 45,918
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 94,269,925	$ 94,269,925	$ -	$ -
Consumer Staples	98,152,377	98,152,377	-	-
Energy	109,681,036	101,390,248	8,290,788	-
Financials	187,930,792	182,619,810	4,559,182	751,800
Health Care	124,391,810	119,960,744	4,431,066	-
Industrials	101,766,241	101,766,241	-	-
Information Technology	153,463,404	153,463,404	-	-
Materials	10,210,383	6,714,012	3,496,371	-
Telecommunication Services	19,828,269	19,828,269	-	-
Utilities	9,477,879	9,303,424	174,455	-
Corporate Bonds	1,013,602	-	1,013,602	-
Money Market Funds	1,342,150	1,342,150	-	-
Total Investments in Securities:	$ 911,527,868	$ 888,810,604	$ 21,965,464	$ 751,800

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 11,097,757
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.4%
United Kingdom	5.4%
Canada	1.5%
Switzerland	1.1%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,269,039) - See accompanying schedule: Unaffiliated issuers (cost $718,612,660)	$ 910,185,718
Fidelity Central Funds (cost $1,342,150)	1,342,150
Total Investments (cost $719,954,810)		$ 911,527,868
Receivable for investments sold		9,106,352
Receivable for fund shares sold		584,842
Dividends receivable		1,680,052
Interest receivable		8,909
Distributions receivable from Fidelity Central Funds		5,719
Other receivables		5,783
Total assets		922,919,525

Liabilities
Payable to custodian bank	$ 4,030,618
Payable for investments purchased	4,494,142
Payable for fund shares redeemed	557,426
Accrued management fee	347,041
Distribution and service plan fees payable	77,016
Other affiliated payables	102,361
Other payables and accrued expenses	42,824
Collateral on securities loaned, at value	1,342,150
Total liabilities		10,993,578

Net Assets		$ 911,925,947
Net Assets consist of:
Paid in capital		$ 774,984,014
Undistributed net investment income		8,541,598
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(63,170,780)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		191,571,115
Net Assets		$ 911,925,947

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($334,411,057 ÷ 19,827,429 shares)	$ 16.87

Service Class: Net Asset Value, offering price and redemption price per share ($128,011,630 ÷ 7,643,301 shares)	$ 16.75

Service Class 2: Net Asset Value, offering price and redemption price per share ($313,838,071 ÷ 18,935,606 shares)	$ 16.57

Investor Class: Net Asset Value, offering price and redemption price per share ($135,665,189 ÷ 8,066,859 shares)	$ 16.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 11,634,454
Interest		14,820
Income from Fidelity Central Funds		45,918
Total income		11,695,192

Expenses
Management fee	$ 1,998,210
Transfer agent fees	366,219
Distribution and service plan fees	448,986
Accounting and security lending fees	149,566
Custodian fees and expenses	36,066
Independent trustees' compensation	2,610
Audit	33,907
Legal	832
Miscellaneous	4,514
Total expenses before reductions	3,040,910
Expense reductions	(24,506)	3,016,404
Net investment income (loss)		8,678,788
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,604,904
Foreign currency transactions	902
Total net realized gain (loss)		41,605,806
Change in net unrealized appreciation (depreciation) on: Investment securities	73,898,073
Assets and liabilities in foreign currencies	(2,970)
Total change in net unrealized appreciation (depreciation)		73,895,103
Net gain (loss)		115,500,909
Net increase (decrease) in net assets resulting from operations		$ 124,179,697

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,678,788	$ 16,938,075
Net realized gain (loss)	41,605,806	22,584,396
Change in net unrealized appreciation (depreciation)	73,895,103	91,688,363
Net increase (decrease) in net assets resulting from operations	124,179,697	131,210,834
Distributions to shareholders from net investment income	(110,198)	(16,834,681)
Distributions to shareholders from net realized gain	-	(379,188)
Total distributions	(110,198)	(17,213,869)
Share transactions - net increase (decrease)	(12,040,470)	(38,419,689)
Total increase (decrease) in net assets	112,029,029	75,577,276

Net Assets
Beginning of period	799,896,918	724,319,642
End of period (including undistributed net investment income of $8,541,598 and distributions in excess of net investment income of $26,992, respectively)	$ 911,925,947	$ 799,896,918

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.59	$ 12.59	$ 12.62	$ 11.07	$ 8.79	$ 17.01
Income from Investment Operations
Net investment income (loss) E	.17	.32	.22	.08	.10	.15
Net realized and unrealized gain (loss)	2.11	2.01	(.01)	1.55	2.29	(6.71)
Total from investment operations	2.28	2.33	.21	1.63	2.39	(6.56)
Distributions from net investment income	- I	(.33)	(.24)	(.08)	(.11)	(.16)
Distributions from net realized gain	-	(.01)	-	-	-	(1.50)
Total distributions	- I	(.33) J	(.24)	(.08)	(.11)	(1.66)
Net asset value, end of period	$ 16.87	$ 14.59	$ 12.59	$ 12.62	$ 11.07	$ 8.79
Total Return B,C,D	15.64%	18.56%	1.69%	14.78%	27.20%	(41.70)%
Ratios to Average Net Assets F,H
Expenses before reductions	.58% A	.59%	.59%	.60%	.61%	.59%
Expenses net of fee waivers, if any	.58% A	.59%	.59%	.59%	.61%	.59%
Expenses net of all reductions	.57% A	.58%	.58%	.58%	.60%	.59%
Net investment income (loss)	2.08% A	2.29%	1.76%	.69%	1.05%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 334,411	$ 300,330	$ 262,594	$ 278,330	$ 274,101	$ 235,729
Portfolio turnover rate G	67% A	54%	126%	100%	101%	123%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.33 per share is comprised of distributions from net investment income of $.327 and distributions from net realized gain of $.007 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.49	$ 12.51	$ 12.54	$ 11.00	$ 8.73	$ 16.90
Income from Investment Operations
Net investment income (loss) E	.16	.31	.21	.07	.09	.14
Net realized and unrealized gain (loss)	2.10	1.99	(.02)	1.54	2.28	(6.66)
Total from investment operations	2.26	2.30	.19	1.61	2.37	(6.52)
Distributions from net investment income	- I	(.31)	(.22)	(.07)	(.10)	(.15)
Distributions from net realized gain	-	(.01)	-	-	-	(1.50)
Total distributions	- I	(.32)	(.22)	(.07)	(.10)	(1.65)
Net asset value, end of period	$ 16.75	$ 14.49	$ 12.51	$ 12.54	$ 11.00	$ 8.73
Total Return B,C,D	15.61%	18.40%	1.57%	14.66%	27.16%	(41.77)%
Ratios to Average Net Assets F,H
Expenses before reductions	.68% A	.68%	.69%	.69%	.70%	.69%
Expenses net of fee waivers, if any	.68% A	.68%	.69%	.68%	.70%	.69%
Expenses net of all reductions	.67% A	.67%	.68%	.68%	.70%	.69%
Net investment income (loss)	1.99% A	2.19%	1.66%	.59%	.95%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 128,012	$ 118,185	$ 121,871	$ 146,736	$ 165,361	$ 162,731
Portfolio turnover rate G	67% A	54%	126%	100%	101%	123%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.35	$ 12.39	$ 12.43	$ 10.90	$ 8.65	$ 16.76
Income from Investment Operations
Net investment income (loss) E	.15	.28	.19	.05	.07	.12
Net realized and unrealized gain (loss)	2.07	1.98	(.03)	1.53	2.26	(6.60)
Total from investment operations	2.22	2.26	.16	1.58	2.33	(6.48)
Distributions from net investment income	- I	(.29)	(.20)	(.05)	(.08)	(.13)
Distributions from net realized gain	-	(.01)	-	-	-	(1.50)
Total distributions	- I	(.30)	(.20)	(.05)	(.08)	(1.63)
Net asset value, end of period	$ 16.57	$ 14.35	$ 12.39	$ 12.43	$ 10.90	$ 8.65
Total Return B,C,D	15.49%	18.25%	1.36%	14.55%	27.02%	(41.90)%
Ratios to Average Net Assets F,H
Expenses before reductions	.83% A	.83%	.84%	.84%	.85%	.84%
Expenses net of fee waivers, if any	.83% A	.83%	.84%	.83%	.85%	.84%
Expenses net of all reductions	.82% A	.82%	.83%	.83%	.85%	.84%
Net investment income (loss)	1.84% A	2.04%	1.51%	.44%	.80%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 313,838	$ 285,693	$ 273,491	$ 310,905	$ 319,760	$ 290,980
Portfolio turnover rate G	67% A	54%	126%	100%	101%	123%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.55	$ 12.56	$ 12.60	$ 11.05	$ 8.77	$ 16.96
Income from Investment Operations
Net investment income (loss) E	.16	.31	.21	.07	.09	.14
Net realized and unrealized gain (loss)	2.11	2.01	(.02)	1.56	2.29	(6.69)
Total from investment operations	2.27	2.32	.19	1.63	2.38	(6.55)
Distributions from net investment income	- I	(.32)	(.23)	(.08)	(.10)	(.14)
Distributions from net realized gain	-	(.01)	-	-	-	(1.50)
Total distributions	- I	(.33)	(.23)	(.08)	(.10)	(1.64)
Net asset value, end of period	$ 16.82	$ 14.55	$ 12.56	$ 12.60	$ 11.05	$ 8.77
Total Return B,C,D	15.62%	18.46%	1.53%	14.72%	27.16%	(41.80)%
Ratios to Average Net Assets F,H
Expenses before reductions	.66% A	.67%	.68%	.68%	.71%	.68%
Expenses net of fee waivers, if any	.66% A	.67%	.68%	.68%	.71%	.68%
Expenses net of all reductions	.66% A	.66%	.67%	.67%	.71%	.68%
Net investment income (loss)	2.00% A	2.20%	1.67%	.60%	.94%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,665	$ 95,689	$ 66,364	$ 60,029	$ 51,427	$ 42,423
Portfolio turnover rate G	67% A	54%	126%	100%	101%	123%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Growth & Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 200,956,449
Gross unrealized depreciation	(12,514,846)
Net unrealized appreciation (depreciation) on securities and other investments	$ 188,441,603

Tax cost	$ 723,086,265

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (100,554,460)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $289,387,071 and $290,621,628, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 63,602
Service Class 2	385,384
$ 448,986

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets . Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 118,404
Service Class	45,281
Service Class 2	109,648
Investor Class	92,886
$ 366,219

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $16,031 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,074 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $90,260. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $44,908, including $1,289 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $24,506 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ 40,634	$ 6,586,737
Service Class	16,189	2,501,242
Service Class 2	39,387	5,705,806
Investor Class	13,988	2,040,896
Total	$ 110,198	$ 16,834,681
From net realized gain
Initial Class	$ -	$ 140,964
Service Class	-	56,100
Service Class 2	-	137,214
Investor Class	-	44,910
Total	$ -	$ 379,188

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	1,369,938	3,013,418	$ 22,335,204	$ 41,770,808
Reinvestment of distributions	2,616	465,556	40,634	6,727,701
Shares redeemed	(2,135,070)	(3,749,207)	(34,516,064)	(52,985,890)
Net increase (decrease)	(762,516)	(270,233)	$ (12,140,226)	$ (4,487,381)
Service Class
Shares sold	123,883	172,378	$ 1,962,224	$ 2,371,009
Reinvestment of distributions	1,049	178,076	16,189	2,557,342
Shares redeemed	(637,107)	(1,938,636)	(10,273,577)	(27,106,680)
Net increase (decrease)	(512,175)	(1,588,182)	$ (8,295,164)	$ (22,178,329)
Service Class 2
Shares sold	499,250	852,300	$ 7,846,310	$ 11,824,984
Reinvestment of distributions	2,578	410,872	39,387	5,843,020
Shares redeemed	(1,473,147)	(3,429,530)	(23,294,127)	(47,382,420)
Net increase (decrease)	(971,319)	(2,166,358)	$ (15,408,430)	$ (29,714,416)
Investor Class
Shares sold	2,304,734	2,234,915	$ 37,259,725	$ 31,176,455
Reinvestment of distributions	903	144,637	13,988	2,085,806
Shares redeemed	(815,175)	(1,086,589)	(13,470,363)	(15,301,824)
Net increase (decrease)	1,490,462	1,292,963	$ 23,803,350	$ 17,960,437

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 24% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 33% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPGI-SANN-0813
1.705698.115

Fidelity® Variable Insurance Products:
Growth Strategies Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.90%
Actual		$ 1,000.00	$ 1,158.60	$ 4.82
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51
Service Class	1.00%
Actual		$ 1,000.00	$ 1,158.20	$ 5.35
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Service Class 2	1.15%
Actual		$ 1,000.00	$ 1,156.20	$ 6.15
HypotheticalA		$ 1,000.00	$ 1,019.09	$ 5.76
Investor Class	.98%
Actual		$ 1,000.00	$ 1,157.60	$ 5.24
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Cabot Oil & Gas Corp.	1.6	1.3
AmerisourceBergen Corp.	1.6	1.4
Roper Industries, Inc.	1.5	1.2
Ross Stores, Inc.	1.5	1.2
Amphenol Corp. Class A	1.5	1.3
Fiserv, Inc.	1.5	1.2
DaVita, Inc.	1.4	1.3
Dollar Tree, Inc.	1.4	1.1
AMETEK, Inc.	1.4	1.2
Bed Bath & Beyond, Inc.	1.4	0.0
	14.8
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.0	22.9
Information Technology	19.2	20.8
Health Care	16.4	14.0
Industrials	14.3	13.7
Financials	8.2	7.5
Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Stocks 97.8%		Stocks 97.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.2%		Short-Term Investments and Net Other Assets (Liabilities) 3.0%
* Foreign investments	8.5%	** Foreign investments	7.2%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 24.0%
Automobiles - 1.0%
Harley-Davidson, Inc.	4,230	$ 231,889
Distributors - 1.3%
LKQ Corp. (a)	11,400	293,550
Diversified Consumer Services - 0.8%
H&R Block, Inc.	6,420	178,155
Hotels, Restaurants & Leisure - 2.4%
Brinker International, Inc.	3,500	138,005
Jack in the Box, Inc. (a)	3,870	152,052
Wyndham Worldwide Corp.	4,480	256,390
		546,447
Household Durables - 1.9%
Jarden Corp. (a)	5,505	240,844
Tupperware Brands Corp.	2,630	204,325
		445,169
Internet & Catalog Retail - 2.4%
Expedia, Inc.	2,870	172,631
Liberty Media Corp. Interactive Series A (a)	7,780	179,018
TripAdvisor, Inc. (a)	3,260	198,436
		550,085
Media - 0.7%
DIRECTV (a)	2,700	166,374
Multiline Retail - 1.4%
Dollar Tree, Inc. (a)	6,486	329,748
Specialty Retail - 6.6%
Aarons, Inc. Class A	4,560	127,726
Bed Bath & Beyond, Inc. (a)	4,470	316,923
CarMax, Inc. (a)	3,840	177,254
Foot Locker, Inc.	1,970	69,206
O'Reilly Automotive, Inc. (a)	2,555	287,744
Ross Stores, Inc.	5,440	352,566
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,900	190,304
		1,521,723
Textiles, Apparel & Luxury Goods - 5.5%
Carter's, Inc.	3,590	265,911
Coach, Inc.	3,870	220,938
PVH Corp.	2,101	262,730
Ralph Lauren Corp.	1,269	220,476
VF Corp.	1,630	314,688
		1,284,743
TOTAL CONSUMER DISCRETIONARY		5,547,883

	Shares	Value
CONSUMER STAPLES - 6.1%
Beverages - 1.4%
Brown-Forman Corp. Class B (non-vtg.)	3,230	$ 218,187
Embotelladora Andina SA ADR	3,820	104,286
		322,473
Food Products - 3.1%
Mead Johnson Nutrition Co. Class A	3,195	253,140
The Hershey Co.	2,860	255,341
The J.M. Smucker Co.	1,970	203,206
		711,687
Personal Products - 0.3%
Herbalife Ltd.	1,580	71,321
Tobacco - 1.3%
Lorillard, Inc.	7,100	310,128
TOTAL CONSUMER STAPLES		1,415,609
ENERGY - 4.3%
Energy Equipment & Services - 2.7%
Cameron International Corp. (a)	4,470	273,385
Oceaneering International, Inc.	3,215	232,123
Oil States International, Inc. (a)	1,275	118,116
		623,624
Oil, Gas & Consumable Fuels - 1.6%
Cabot Oil & Gas Corp.	5,120	363,620
TOTAL ENERGY		987,244
FINANCIALS - 8.2%
Capital Markets - 2.4%
Affiliated Managers Group, Inc. (a)	1,910	313,125
FXCM, Inc. Class A	8,500	139,485
Oaktree Capital Group LLC Class A	1,880	98,794
		551,404
Diversified Financial Services - 3.0%
IntercontinentalExchange, Inc. (a)	1,570	279,083
McGraw-Hill Companies, Inc.	4,460	237,227
MSCI, Inc. Class A (a)	5,190	172,671
		688,981
Real Estate Investment Trusts - 0.9%
Rayonier, Inc.	3,900	216,021
Real Estate Management & Development - 1.9%
Altisource Asset Management Corp. (a)	118	31,860
Altisource Portfolio Solutions SA	2,297	216,102
CBRE Group, Inc. (a)	8,370	195,523
		443,485
TOTAL FINANCIALS		1,899,891
HEALTH CARE - 16.4%
Biotechnology - 1.7%
ARIAD Pharmaceuticals, Inc. (a)	2,880	50,371
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
BioMarin Pharmaceutical, Inc. (a)	1,840	$ 102,654
Medivation, Inc. (a)	1,330	65,436
Onyx Pharmaceuticals, Inc. (a)	820	98,400
United Therapeutics Corp. (a)	1,132	74,508
		391,369
Health Care Equipment & Supplies - 2.3%
DENTSPLY International, Inc.	5,505	225,485
IDEXX Laboratories, Inc. (a)	1,890	169,684
The Cooper Companies, Inc.	1,250	148,813
		543,982
Health Care Providers & Services - 7.8%
AmerisourceBergen Corp.	6,465	360,941
Catamaran Corp. (a)	3,268	159,065
DaVita, Inc. (a)	2,768	334,374
Henry Schein, Inc. (a)	1,980	189,585
Laboratory Corp. of America Holdings (a)	2,870	287,287
MEDNAX, Inc. (a)	2,040	186,823
Universal Health Services, Inc. Class B	2,600	174,096
Wellcare Health Plans, Inc. (a)	1,890	104,990
		1,797,161
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	3,245	138,756
Illumina, Inc. (a)	505	37,794
Mettler-Toledo International, Inc. (a)	955	192,146
		368,696
Pharmaceuticals - 3.0%
Actavis, Inc. (a)	2,220	280,208
Endo Health Solutions, Inc. (a)	3,870	142,377
Jazz Pharmaceuticals PLC (a)	1,930	132,649
Valeant Pharmaceuticals International, Inc. (United States) (a)	1,570	135,146
		690,380
TOTAL HEALTH CARE		3,791,588
INDUSTRIALS - 14.3%
Aerospace & Defense - 1.3%
TransDigm Group, Inc.	1,940	304,134
Commercial Services & Supplies - 0.9%
Stericycle, Inc. (a)	1,930	213,130
Electrical Equipment - 3.8%
AMETEK, Inc.	7,730	326,979
Hubbell, Inc. Class B	1,960	194,040
Roper Industries, Inc.	2,860	355,269
		876,288
Machinery - 3.7%
Colfax Corp. (a)	2,210	115,163

	Shares	Value
IDEX Corp.	2,550	$ 137,216
Ingersoll-Rand PLC	3,918	217,527
Pall Corp.	3,075	204,272
Wabtec Corp.	3,260	174,182
		848,360
Professional Services - 1.7%
Equifax, Inc.	3,890	229,238
IHS, Inc. Class A (a)	1,575	164,399
		393,637
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	3,270	236,225
Trading Companies & Distributors - 1.9%
Brenntag AG	1,010	153,422
W.W. Grainger, Inc.	1,075	271,094
		424,516
TOTAL INDUSTRIALS		3,296,290
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 1.8%
F5 Networks, Inc. (a)	2,050	141,040
Motorola Solutions, Inc.	4,520	260,940
		401,980
Computers & Peripherals - 1.1%
NCR Corp. (a)	7,710	254,353
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A	4,420	344,495
Internet Software & Services - 2.2%
Akamai Technologies, Inc. (a)	4,470	190,199
Rackspace Hosting, Inc. (a)	3,205	121,437
VeriSign, Inc. (a)	4,550	203,203
		514,839
IT Services - 6.2%
Amdocs Ltd.	4,800	178,032
Fiserv, Inc. (a)	3,860	337,403
Gartner, Inc. Class A (a)	4,560	259,874
Genpact Ltd.	10,280	197,787
Global Payments, Inc.	3,560	164,899
The Western Union Co.	16,680	285,395
		1,423,390
Semiconductors & Semiconductor Equipment - 2.1%
Altera Corp.	4,480	147,795
Avago Technologies Ltd.	5,800	216,804
Cree, Inc. (a)	1,940	123,888
		488,487
Software - 4.3%
Adobe Systems, Inc. (a)	2,630	119,823
Autodesk, Inc. (a)	5,150	174,791
Check Point Software Technologies Ltd. (a)	2,910	144,569
MICROS Systems, Inc. (a)	3,910	168,717
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. (a)	7,684	$ 141,232
Synopsys, Inc. (a)	4,490	160,518
Workday, Inc. Class A	1,300	83,317
		992,967
TOTAL INFORMATION TECHNOLOGY		4,420,511
MATERIALS - 5.3%
Chemicals - 4.4%
Airgas, Inc.	1,430	136,508
Albemarle Corp.	1,930	120,220
Eastman Chemical Co.	3,130	219,131
FMC Corp.	3,200	195,392
Sherwin-Williams Co.	959	169,359
W.R. Grace & Co. (a)	1,920	161,357
		1,001,967
Containers & Packaging - 0.9%
Ball Corp.	5,180	215,177
TOTAL MATERIALS		1,217,144
TOTAL COMMON STOCKS (Cost $19,018,777)		22,576,160
Money Market Funds - 2.5%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b) (Cost $584,842)	584,842	$ 584,842
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $19,603,619)		23,161,002
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(61,984)
NET ASSETS - 100%		$ 23,099,018
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 348
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,547,883	$ 5,547,883	$ -	$ -
Consumer Staples	1,415,609	1,415,609	-	-
Energy	987,244	987,244	-	-
Financials	1,899,891	1,899,891	-	-
Health Care	3,791,588	3,693,188	98,400	-
Industrials	3,296,290	3,296,290	-	-
Information Technology	4,420,511	4,420,511	-	-
Materials	1,217,144	1,217,144	-	-
Money Market Funds	584,842	584,842	-	-
Total Investments in Securities:	$ 23,161,002	$ 23,062,602	$ 98,400	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $19,018,777)	$ 22,576,160
Fidelity Central Funds (cost $584,842)	584,842
Total Investments (cost $19,603,619)		$ 23,161,002
Receivable for investments sold		367,059
Receivable for fund shares sold		158,610
Dividends receivable		11,608
Distributions receivable from Fidelity Central Funds		40
Receivable from investment adviser for expense reductions		1,835
Other receivables		1,965
Total assets		23,702,119

Liabilities
Payable for investments purchased	$ 563,118
Payable for fund shares redeemed	122
Accrued management fee	11,342
Distribution and service plan fees payable	1,158
Other affiliated payables	3,097
Other payables and accrued expenses	24,264
Total liabilities		603,101

Net Assets		$ 23,099,018
Net Assets consist of:
Paid in capital		$ 26,026,970
Accumulated net investment loss		(15,574)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,468,784)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,556,406
Net Assets		$ 23,099,018

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($6,710,504 ÷ 632,881 shares)	$ 10.60

Service Class: Net Asset Value, offering price and redemption price per share ($184,690 ÷ 17,476 shares)	$ 10.57

Service Class 2: Net Asset Value, offering price and redemption price per share ($5,395,970 ÷ 524,194 shares)	$ 10.29

Investor Class: Net Asset Value, offering price and redemption price per share ($10,807,854 ÷ 1,028,148 shares)	$ 10.51

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 86,109
Income from Fidelity Central Funds		348
Total income		86,457

Expenses
Management fee	$ 62,254
Transfer agent fees	13,597
Distribution and service plan fees	6,705
Accounting fees and expenses	4,007
Custodian fees and expenses	7,356
Independent trustees' compensation	60
Audit	31,789
Legal	26
Miscellaneous	73
Total expenses before reductions	125,867
Expense reductions	(23,272)	102,595
Net investment income (loss)		(16,138)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	742,956
Foreign currency transactions	(156)
Total net realized gain (loss)		742,800
Change in net unrealized appreciation (depreciation) on: Investment securities	2,127,255
Assets and liabilities in foreign currencies	(175)
Total change in net unrealized appreciation (depreciation)		2,127,080
Net gain (loss)		2,869,880
Net increase (decrease) in net assets resulting from operations		$ 2,853,742

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (16,138)	$ 3,349
Net realized gain (loss)	742,800	(675,111)
Change in net unrealized appreciation (depreciation)	2,127,080	2,485,208
Net increase (decrease) in net assets resulting from operations	2,853,742	1,813,446
Distributions to shareholders from net investment income	(2,733)	-
Distributions to shareholders from net realized gain	(13,744)	-
Total distributions	(16,477)	-
Share transactions - net increase (decrease)	2,986,339	(2,079,110)
Total increase (decrease) in net assets	5,823,604	(265,664)

Net Assets
Beginning of period	17,275,414	17,541,078
End of period (including accumulated net investment loss of $15,574 and undistributed net investment income of $3,297, respectively)	$ 23,099,018	$ 17,275,414

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 8.20	$ 9.01	$ 7.21	$ 5.16	$ 10.09
Income from Investment Operations
Net investment income (loss) E	-	.01	(.03)	(.03)	(.02) H	(.02)
Net realized and unrealized gain (loss)	1.45	.95	(.78)	1.83	2.07	(4.89)
Total from investment operations	1.45	.96	(.81)	1.80	2.05	(4.91)
Distributions from net investment income	- J	-	-	-	-	-
Distributions from net realized gain	(.01)	-	-	-	-	(.02)
Total distributions	(.01)	-	-	-	-	(.02)
Net asset value, end of period	$ 10.60	$ 9.16	$ 8.20	$ 9.01	$ 7.21	$ 5.16
Total Return B, C, D	15.86%	11.71%	(8.99)%	24.97%	39.73%	(48.77)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.14% A	1.17%	1.10%	1.11%	1.33%	1.14%
Expenses net of fee waivers, if any	.90% A	.90%	.90%	.90%	.90%	.90%
Expenses net of all reductions	.89% A	.88%	.89%	.89%	.88%	.89%
Net investment income (loss)	(.06)% A	.12%	(.29)%	(.41)%	(.27)% H	(.30)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,710	$ 5,037	$ 5,210	$ 7,769	$ 5,202	$ 4,734
Portfolio turnover rate G	69% A	188%	190%	149%	280%	292%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.005 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.36)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 8.18	$ 8.99	$ 7.21	$ 5.16	$ 10.11
Income from Investment Operations
Net investment income (loss) E	(.01)	-	(.03)	(.04)	(.02) H	(.03)
Net realized and unrealized gain (loss)	1.45	.95	(.78)	1.82	2.07	(4.90)
Total from investment operations	1.44	.95	(.81)	1.78	2.05	(4.93)
Distributions from net realized gain	- J	-	-	-	-	(.02)
Net asset value, end of period	$ 10.57	$ 9.13	$ 8.18	$ 8.99	$ 7.21	$ 5.16
Total Return B, C, D	15.82%	11.61%	(9.01)%	24.69%	39.73%	(48.87)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.20% A	1.21%	1.18%	1.18%	1.38%	1.21%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.99% A	.98%	.99%	.99%	.97%	.99%
Net investment income (loss)	(.15)% A	.02%	(.39)%	(.50)%	(.37)% H	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 185	$ 176	$ 160	$ 258	$ 361	$ 446
Portfolio turnover rate G	69% A	188%	190%	149%	280%	292%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.005 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.46)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.90	$ 7.98	$ 8.79	$ 7.05	$ 5.06	$ 9.92
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	(.05)	(.05)	(.03) H	(.04)
Net realized and unrealized gain (loss)	1.40	.93	(.76)	1.79	2.02	(4.80)
Total from investment operations	1.39	.92	(.81)	1.74	1.99	(4.84)
Distributions from net realized gain	-	-	-	-	-	(.02)
Net asset value, end of period	$ 10.29	$ 8.90	$ 7.98	$ 8.79	$ 7.05	$ 5.06
Total Return B, C, D	15.62%	11.53%	(9.22)%	24.68%	39.33%	(48.90)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.35% A	1.36%	1.31%	1.31%	1.51%	1.35%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.14% A	1.13%	1.14%	1.14%	1.12%	1.14%
Net investment income (loss)	(.30)% A	(.13)%	(.54)%	(.65)%	(.52)% H	(.55)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,396	$ 4,970	$ 4,828	$ 6,053	$ 5,760	$ 4,469
Portfolio turnover rate G	69% A	188%	190%	149%	280%	292%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.005 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.09	$ 8.14	$ 8.95	$ 7.17	$ 5.13	$ 10.05
Income from Investment Operations
Net investment income (loss) E	(.01)	-	(.03)	(.04)	(.02) H	(.03)
Net realized and unrealized gain (loss)	1.44	.95	(.78)	1.82	2.06	(4.87)
Total from investment operations	1.43	.95	(.81)	1.78	2.04	(4.90)
Distributions from net investment income	- J	-	-	-	-	-
Distributions from net realized gain	(.01)	-	-	-	-	(.02)
Total distributions	(.01)	-	-	-	-	(.02)
Net asset value, end of period	$ 10.51	$ 9.09	$ 8.14	$ 8.95	$ 7.17	$ 5.13
Total Return B, C, D	15.76%	11.67%	(9.05)%	24.83%	39.77%	(48.87)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.20% A	1.22%	1.16%	1.19%	1.42%	1.27%
Expenses net of fee waivers, if any	.98% A	.98%	.98%	.98%	.98%	.99%
Expenses net of all reductions	.98% A	.96%	.97%	.97%	.95%	.97%
Net investment income (loss)	(.14)% A	.04%	(.37)%	(.49)%	(.35)% H	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,808	$ 7,093	$ 7,343	$ 9,283	$ 5,013	$ 4,305
Portfolio turnover rate G	69% A	188%	190%	149%	280%	292%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.005 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Growth Strategies Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, and capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,708,641
Gross unrealized depreciation	(199,349)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,509,292

Tax cost	$ 19,651,710

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (5,085,733)
2017	(1,272,085)
Total with expiration	(6,357,818)
No expiration
Short-term	(70,059)
Long-term	(739,902)
Total no expiration	(809,961)
Total capital loss carryforward	$ (7,167,779)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,930,416 and $6,963,469, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .60% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 97
Service Class 2	6,608
$ 6,705

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 3,470
Service Class	75
Service Class 2	2,048
Investor Class	8,004
$ 13,597

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $227 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	.90%	$ 7,207
Service Class	1.00%	197
Service Class 2	1.15%	5,410
Investor Class	.98%	9,905
		$ 22,719

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $544 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ 1,148	$ -
Investor Class	1,585	-
Total	$ 2,733	$ -
From net realized gain
Initial Class	$ 5,738	$ -
Service Class	77	-
Investor Class	7,929	-
Total	$ 13,744	$ -

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	175,654	151,439	$ 1,783,209	$ 1,366,466
Reinvestment of distributions	700	-	6,886	-
Shares redeemed	(93,094)	(237,218)	(961,461)	(2,099,602)
Net increase (decrease)	83,260	(85,779)	$ 828,634	$ (733,136)
Service Class
Shares sold	-	124	$ -	$ 1,097
Reinvestment of distributions	8	-	77	-
Shares redeemed	(1,788)	(405)	(18,523)	(3,634)
Net increase (decrease)	(1,780)	(281)	$ (18,446)	$ (2,537)

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Service Class 2
Shares sold	52,889	76,348	$ 533,369	$ 665,787
Shares redeemed	(87,363)	(122,695)	(861,726)	(1,061,630)
Net increase (decrease)	(34,474)	(46,347)	$ (328,357)	$ (395,843)
Investor Class
Shares sold	367,535	462,146	$ 3,711,081	$ 4,156,903
Reinvestment of distributions	975	-	9,514	-
Shares redeemed	(120,713)	(584,030)	(1,216,087)	(5,104,497)
Net increase (decrease)	247,797	(121,884)	$ 2,504,508	$ (947,594)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 75% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 21% of the total outstanding shares of the fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAG-SANN-0813
1.761771.112

Fidelity® Variable Insurance Products:
Balanced Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.53%
Actual		$ 1,000.00	$ 1,066.20	$ 2.72
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66
Service Class	.66%
Actual		$ 1,000.00	$ 1,065.10	$ 3.38
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31
Service Class 2.78%
Actual		$ 1,000.00	$ 1,063.90	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Investor Class	.61%
Actual		$ 1,000.00	$ 1,065.30	$ 3.12
HypotheticalA		$ 1,000.00	$ 1,021.77	$ 3.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.6	2.6
Wells Fargo & Co.	1.1	1.1
Google, Inc. Class A	1.1	1.0
General Electric Co.	1.1	0.6
Citigroup, Inc.	1.0	0.8
	5.9
Top Five Bond Issuers as of June 30, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.1	7.5
Fannie Mae	4.2	4.2
Ginnie Mae	1.3	1.3
Freddie Mac	1.2	1.4
California General Obligation	0.3	0.2
	15.1
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.2	12.2
Information Technology	11.3	12.8
Consumer Discretionary	9.7	8.9
Health Care	9.5	8.4
Industrials	8.7	8.6
Asset Allocation (% of fund's net assets)
As of June 30, 2013 *		As of December 31, 2012 **
	Stocks 64.4%		Stocks 62.4%
	Bonds 27.8%		Bonds 26.9%
	Short-Term Investments and Net Other Assets (Liabilities) 7.8%		Short-Term Investments and Net Other Assets (Liabilities) 10.7%
* Foreign investments	14.2%	** Foreign investments	13.5%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures and swap contracts, if applicable.

A holdings listing for the Fund, which represents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 64.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.2%
Delphi Automotive PLC	48,686	$ 2,467,894
Johnson Controls, Inc.	3,800	136,002
Metair Investment Ltd.	15,775	56,812
Tenneco, Inc. (a)	16,003	724,616
		3,385,324
Automobiles - 0.4%
Ford Motor Co.	401,479	6,210,880
Harley-Davidson, Inc.	26,854	1,472,136
Honda Motor Co. Ltd.	43,900	1,630,860
		9,313,876
Diversified Consumer Services - 0.5%
Anhanguera Educacional Participacoes SA	378,100	2,213,004
Carriage Services, Inc.	24,247	410,987
H&R Block, Inc.	189,449	5,257,210
Kroton Educacional SA	123,600	1,711,627
		9,592,828
Hotels, Restaurants & Leisure - 1.0%
Brinker International, Inc.	139,842	5,513,970
Hyatt Hotels Corp. Class A (a)	18,421	743,472
Icahn Enterprises LP rights (a)	170,608	2
Las Vegas Sands Corp.	13,900	735,727
Penn National Gaming, Inc. (a)	9,504	502,381
Starbucks Corp.	61,120	4,002,749
Texas Roadhouse, Inc. Class A	108,991	2,726,955
Wyndham Worldwide Corp.	34,800	1,991,604
Yum! Brands, Inc.	73,726	5,112,161
		21,329,021
Household Durables - 0.3%
Harman International Industries, Inc.	1,300	70,460
Taylor Wimpey PLC	1,134,851	1,652,694
Toll Brothers, Inc. (a)	58,900	1,921,907
Whirlpool Corp.	19,613	2,242,943
		5,888,004
Internet & Catalog Retail - 0.1%
Ocado Group PLC (a)(e)	284,795	1,292,113
Leisure Equipment & Products - 0.2%
Amer Group PLC (A Shares)	58,700	1,081,921
Brunswick Corp.	55,626	1,777,251
Polaris Industries, Inc.	21,161	2,010,295
		4,869,467
Media - 2.5%
CBS Corp. Class B	176,269	8,614,266
Comcast Corp. Class A	312,602	13,091,772
Ipsos SA	19,984	754,223
MDC Partners, Inc. Class A (sub. vtg.)	175,261	3,161,709
Mood Media Corp. (a)(i)	200,700	204,192
News Corp. Class A	162,108	5,284,721
Omnicom Group, Inc.	39,771	2,500,403

	Shares	Value
Pico Far East Holdings Ltd.	62,000	$ 21,024
The Walt Disney Co.	117,398	7,413,684
Time Warner, Inc.	77,517	4,482,033
Valassis Communications, Inc.	25,220	620,160
Viacom, Inc. Class B (non-vtg.)	114,119	7,765,798
		53,913,985
Multiline Retail - 0.0%
The Bon-Ton Stores, Inc.	32,773	591,553
Specialty Retail - 2.5%
American Eagle Outfitters, Inc.	136,344	2,489,641
Ascena Retail Group, Inc. (a)	63,604	1,109,890
AutoZone, Inc. (a)	2,740	1,160,911
Bed Bath & Beyond, Inc. (a)	2,391	169,522
Body Central Corp. (a)	118,836	1,582,896
Express, Inc. (a)	110,928	2,326,160
Foot Locker, Inc.	39,265	1,379,379
Francescas Holdings Corp. (a)	47,050	1,307,520
GNC Holdings, Inc.	34,700	1,534,087
Home Depot, Inc.	173,191	13,417,107
Kingfisher PLC	284,520	1,484,301
L Brands, Inc.	50,832	2,503,476
Lowe's Companies, Inc.	189,414	7,747,033
OfficeMax, Inc.	151,734	1,552,239
Rent-A-Center, Inc.	109,389	4,107,557
Ross Stores, Inc.	29,094	1,885,582
Staples, Inc.	126,614	2,008,098
SuperGroup PLC (a)	57,206	624,279
TJX Companies, Inc.	88,673	4,438,970
		52,828,648
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	22,147	1,264,372
NIKE, Inc. Class B	72,008	4,585,469
PPR SA	10,700	2,174,803
PPR SA rights 10/1/13 (a)	10,700	27,897
PVH Corp.	12,182	1,523,359
VF Corp.	10,690	2,063,811
		11,639,711
TOTAL CONSUMER DISCRETIONARY		174,644,530
CONSUMER STAPLES - 6.8%
Beverages - 1.7%
Anheuser-Busch InBev SA NV	45,600	4,105,515
Beam, Inc.	16,362	1,032,606
Coca-Cola Enterprises, Inc.	22,200	780,552
Cott Corp.	191,500	1,496,748
Dr. Pepper Snapple Group, Inc.	111,863	5,137,868
Molson Coors Brewing Co. Class B	15,175	726,276
Monster Beverage Corp. (a)	80,184	4,872,782
Remy Cointreau SA	6,600	700,329
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
SABMiller PLC	37,400	$ 1,793,253
The Coca-Cola Co.	401,309	16,096,504
		36,742,433
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	170,676	9,759,254
Kroger Co.	115,001	3,972,135
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	30,655	1,424,226
Wal-Mart Stores, Inc.	20,249	1,508,348
Walgreen Co.	154,508	6,829,254
		23,493,217
Food Products - 1.2%
Amira Nature Foods Ltd.	102,910	864,444
Astral Foods Ltd.	87,703	797,086
Bunge Ltd.	26,083	1,845,894
Danone SA	21,700	1,628,653
Green Mountain Coffee Roasters, Inc. (a)	45,240	3,395,714
Hilton Food Group PLC	116,877	648,839
Ingredion, Inc.	20,060	1,316,337
Kellogg Co.	60,459	3,883,282
Marine Harvest ASA	1,730,255	1,754,652
Mead Johnson Nutrition Co. Class A	28,661	2,270,811
Mondelez International, Inc.	214,926	6,131,839
		24,537,551
Household Products - 1.4%
Energizer Holdings, Inc.	51,992	5,225,716
Procter & Gamble Co.	262,582	20,216,188
Svenska Cellulosa AB (SCA) (B Shares)	109,920	2,758,613
Unicharm Corp.	32,200	1,821,182
		30,021,699
Personal Products - 0.1%
Hengan International Group Co. Ltd.	113,500	1,236,551
Herbalife Ltd.	34,500	1,557,330
		2,793,881
Tobacco - 1.3%
Altria Group, Inc.	62,129	2,173,894
British American Tobacco PLC (United Kingdom)	55,200	2,831,185
Japan Tobacco, Inc.	177,000	6,247,667
Philip Morris International, Inc.	177,212	15,350,103
		26,602,849
TOTAL CONSUMER STAPLES		144,191,630
ENERGY - 6.4%
Energy Equipment & Services - 2.3%
BW Offshore Ltd.	1,515,195	1,818,429
Cameron International Corp. (a)	128,631	7,867,072

	Shares	Value
Ensco PLC Class A	131,909	$ 7,666,551
Essential Energy Services Ltd.	644,300	1,592,831
Halliburton Co.	122,015	5,090,466
National Oilwell Varco, Inc.	137,281	9,458,661
Noble Corp.	69,613	2,616,057
Schlumberger Ltd.	114,665	8,216,894
Vantage Drilling Co. (a)	1,232,413	2,514,123
Xtreme Drilling & Coil Services Corp. (a)	597,900	1,421,270
Xtreme Drilling & Coil Services Corp. (f)	198,400	471,617
		48,733,971
Oil, Gas & Consumable Fuels - 4.1%
Access Midstream Partners LP	50,805	2,423,399
Americas Petrogas, Inc. (a)	262,500	222,140
Americas Petrogas, Inc. (a)(f)	429,000	363,041
Anadarko Petroleum Corp.	70,383	6,048,011
Apache Corp.	37,721	3,162,151
Atlas Energy LP	13,901	681,010
Atlas Pipeline Partners LP	68,131	2,601,923
BPZ Energy, Inc. (a)	464,522	831,494
Cabot Oil & Gas Corp.	23,830	1,692,407
Coal India Ltd.	24,393	123,967
Cobalt International Energy, Inc. (a)	121,139	3,218,663
Concho Resources, Inc. (a)	29,788	2,493,851
Crown Point Energy, Inc. (f)(g)	352,306	63,648
Double Eagle Petroleum Co. (a)	158,716	622,167
Emerald Oil, Inc. warrants 2/4/16 (a)	21,741	0
Energen Corp.	64,700	3,381,222
EOG Resources, Inc.	17,033	2,242,905
EQT Corp.	43,088	3,419,895
Halcon Resources Corp. (a)	140,000	793,800
InterOil Corp. (a)(e)	63,748	4,431,123
Magellan Midstream Partners LP	17,043	928,844
Marathon Oil Corp.	50,609	1,750,059
Marathon Petroleum Corp.	21,689	1,541,220
Markwest Energy Partners LP	67,319	4,500,275
Motor Oil (HELLAS) Corinth Refineries SA	3,800	36,157
Noble Energy, Inc.	25,100	1,507,004
Northern Oil & Gas, Inc. (a)	393,574	5,250,277
Occidental Petroleum Corp.	103,582	9,242,622
Painted Pony Petroleum Ltd. (f)	72,100	581,352
Painted Pony Petroleum Ltd. Class A (a)	103,500	834,535
Peabody Energy Corp.	171,382	2,509,032
Phillips 66	54,926	3,235,691
Royal Dutch Shell PLC Class A sponsored ADR	57,978	3,698,996
Southcross Energy Partners LP	92,947	2,136,852
Suncor Energy, Inc.	47,980	1,414,263
Synergy Resources Corp. (a)	105,200	770,064
TAG Oil Ltd. (a)(e)	619,700	1,750,032
TAG Oil Ltd. (a)(f)	23,700	66,929
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
The Williams Companies, Inc.	193,895	$ 6,295,771
Valero Energy Corp.	21,658	753,049
		87,619,841
TOTAL ENERGY		136,353,812
FINANCIALS - 10.4%
Capital Markets - 1.5%
AllianceBernstein Holding LP	98,336	2,047,356
Ameriprise Financial, Inc.	21,494	1,738,435
BlackRock, Inc. Class A	13,269	3,408,143
GP Investments Ltd. Class A (depositary receipt) (a)	674,466	1,248,367
ICG Group, Inc. (a)	21,956	250,298
Invesco Ltd.	101,791	3,236,954
KKR & Co. LP	105,843	2,080,873
Monex Group, Inc.	6,126	2,212,057
Morgan Stanley	141,057	3,446,023
Oaktree Capital Group LLC Class A	49,060	2,578,103
The Blackstone Group LP	81,840	1,723,550
UBS AG (NY Shares)	412,986	7,000,113
		30,970,272
Commercial Banks - 2.2%
Axis Bank Ltd.	5,733	127,616
Bank of Ireland (a)	21,903	4,444
Barclays PLC sponsored ADR	280,967	4,810,155
Commerce Bancshares, Inc.	32,331	1,408,338
Guaranty Trust Bank PLC GDR (Reg. S)	80,550	540,491
Huntington Bancshares, Inc.	22,100	174,148
Itau Unibanco Holding SA sponsored ADR	69,074	892,436
M&T Bank Corp.	12,040	1,345,470
Nordea Bank AB	139,400	1,559,028
PNC Financial Services Group, Inc.	53,783	3,921,856
PT Bank Rakyat Indonesia Tbk	94,500	73,791
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	68,600	787,528
U.S. Bancorp	177,449	6,414,781
Wells Fargo & Co.	584,372	24,117,032
		46,177,114
Consumer Finance - 0.5%
Capital One Financial Corp.	125,131	7,859,478
SLM Corp.	128,600	2,939,796
		10,799,274
Diversified Financial Services - 3.3%
Bank of America Corp.	1,305,487	16,788,563
Citigroup, Inc.	451,754	21,670,639
JPMorgan Chase & Co.	366,042	19,323,357
McGraw-Hill Companies, Inc.	91,588	4,871,566
ORIX Corp.	116,000	1,583,020

	Shares	Value
PICO Holdings, Inc. (a)	271,366	$ 5,687,832
		69,924,977
Insurance - 1.5%
ACE Ltd.	32,774	2,932,618
AFLAC, Inc.	47,045	2,734,255
Allied World Assurance Co. Holdings Ltd.	15,200	1,390,952
Arthur J. Gallagher & Co.	24,698	1,079,056
Assured Guaranty Ltd.	313,266	6,910,648
Axis Capital Holdings Ltd.	16,559	758,071
Everest Re Group Ltd.	12,000	1,539,120
Fairfax Financial Holdings Ltd. (sub. vtg.)	3,400	1,337,014
Marsh & McLennan Companies, Inc.	41,750	1,666,660
MetLife, Inc.	105,848	4,843,604
Prudential Financial, Inc.	44,620	3,258,599
The Travelers Companies, Inc.	35,991	2,876,401
WMI Holdings Corp. (a)	3,481	2,788
		31,329,786
Real Estate Investment Trusts - 1.0%
American Tower Corp.	39,098	2,860,801
Beni Stabili SpA SIIQ	2,441,274	1,506,858
CBL & Associates Properties, Inc.	85,206	1,825,113
Corrections Corp. of America	22,092	748,256
Cousins Properties, Inc.	84,039	848,794
Douglas Emmett, Inc.	38,563	962,147
Education Realty Trust, Inc.	184,100	1,883,343
Lexington Corporate Properties Trust (e)	120,881	1,411,890
Parkway Properties, Inc.	37,300	625,148
Piedmont Office Realty Trust, Inc. Class A	41,498	741,984
Prologis, Inc.	40,896	1,542,597
Retail Properties America, Inc.	31,548	450,505
Simon Property Group, Inc.	6,000	947,520
SL Green Realty Corp.	22,558	1,989,390
Westfield Group unit	126,352	1,321,952
Weyerhaeuser Co.	94,542	2,693,502
		22,359,800
Real Estate Management & Development - 0.3%
Atrium European Real Estate Ltd.	22,023	114,665
CBRE Group, Inc. (a)	231,445	5,406,555
CSI Properties Ltd.	16,140,000	676,311
Jones Lang LaSalle, Inc.	6,946	633,058
LEG Immobilien AG	8,891	462,919
Sun Hung Kai Properties Ltd.	6,000	77,436
		7,370,944
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	220,800	1,340,256
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Radian Group, Inc.	77,000	$ 894,740
Washington Mutual, Inc. (a)	101,600	1
		2,234,997
TOTAL FINANCIALS		221,167,164
HEALTH CARE - 8.8%
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (a)	15,100	1,392,824
Alnylam Pharmaceuticals, Inc. (a)	93,785	2,908,273
Amgen, Inc.	94,800	9,352,968
Biogen Idec, Inc. (a)	22,491	4,840,063
Bluebird Bio, Inc.	17,700	441,969
Clovis Oncology, Inc. (a)	9,500	636,310
Dynavax Technologies Corp. (a)	418,321	460,153
Elan Corp. PLC sponsored ADR (a)	158,000	2,234,120
Gentium SpA sponsored ADR (a)	23,870	184,993
Gilead Sciences, Inc. (a)	185,937	9,521,834
Grifols SA ADR	101,137	2,880,382
Infinity Pharmaceuticals, Inc. (a)	116,758	1,897,318
Insmed, Inc. (a)	20,888	249,820
Isis Pharmaceuticals, Inc. (a)	53,200	1,429,484
KaloBios Pharmaceuticals, Inc.	73,525	374,536
KaloBios Pharmaceuticals, Inc.	26,100	147,726
Merrimack Pharmaceuticals, Inc. (a)	67,500	454,275
Theravance, Inc. (a)	118,545	4,567,539
		43,974,587
Health Care Equipment & Supplies - 0.8%
Alere, Inc. (a)	2,771	67,890
Ansell Ltd.	37,763	608,872
Baxter International, Inc.	39,259	2,719,471
Boston Scientific Corp. (a)	262,280	2,431,336
Covidien PLC	39,168	2,461,317
Genmark Diagnostics, Inc. (a)	130,019	1,344,396
Hill-Rom Holdings, Inc.	48,674	1,639,340
Medtronic, Inc.	2,500	128,675
Stryker Corp.	55,312	3,577,580
Trinity Biotech PLC sponsored ADR	21,077	355,147
Zimmer Holdings, Inc.	19,300	1,446,342
		16,780,366
Health Care Providers & Services - 2.1%
Accretive Health, Inc. (a)	113,815	1,230,340
AmerisourceBergen Corp.	72,613	4,053,984
AmSurg Corp. (a)	41,100	1,442,610
Apollo Hospitals Enterprise Ltd.	22,201	392,852
BioScrip, Inc. (a)	76,545	1,262,993
Brookdale Senior Living, Inc. (a)	308,739	8,163,059
DaVita, Inc. (a)	21,514	2,598,891
Emeritus Corp. (a)	96,572	2,238,539

	Shares	Value
Express Scripts Holding Co. (a)	111,065	$ 6,851,600
McKesson Corp.	34,338	3,931,701
Qualicorp SA (a)	175,500	1,336,296
Quest Diagnostics, Inc.	53,204	3,225,759
UnitedHealth Group, Inc.	121,936	7,984,369
		44,712,993
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	34,025	1,454,909
Lonza Group AG	17,087	1,287,110
		2,742,019
Pharmaceuticals - 3.7%
AbbVie, Inc.	169,105	6,990,801
Actavis, Inc. (a)	29,860	3,768,929
Allergan, Inc.	7,300	614,952
AVANIR Pharmaceuticals Class A (a)	69,835	321,241
Biodelivery Sciences International, Inc. (a)	211,777	859,815
Bristol-Myers Squibb Co.	6,300	281,547
Cadence Pharmaceuticals, Inc. (a)	468,855	3,197,591
Dechra Pharmaceuticals PLC	63,845	670,025
Endo Health Solutions, Inc. (a)	55,048	2,025,216
GlaxoSmithKline PLC	140,381	3,508,997
Horizon Pharma, Inc. (a)(e)	544,847	1,340,324
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	40,137	25
warrants 9/25/17 (a)	164,400	101
Jazz Pharmaceuticals PLC (a)	29,480	2,026,160
Johnson & Johnson	214,768	18,439,980
Merck & Co., Inc.	359,310	16,689,950
Novo Nordisk A/S Series B	20,982	3,261,913
Optimer Pharmaceuticals, Inc. (a)	12,069	174,638
Pfizer, Inc.	67,210	1,882,552
Sanofi SA	57,353	5,929,188
Valeant Pharmaceuticals International, Inc. (Canada) (a)	35,500	3,060,892
Warner Chilcott PLC	154,400	3,069,472
Zoetis, Inc. Class A	21,182	654,312
		78,768,621
TOTAL HEALTH CARE		186,978,586
INDUSTRIALS - 8.0%
Aerospace & Defense - 1.3%
Astronics Corp. (a)	7,600	310,612
Finmeccanica SpA (a)	164,319	823,033
General Dynamics Corp.	24,469	1,916,657
Honeywell International, Inc.	88,412	7,014,608
Meggitt PLC	334,824	2,635,372
Textron, Inc.	94,939	2,473,161
The Boeing Co.	14,500	1,485,380
United Technologies Corp.	115,303	10,716,261
		27,375,084
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	74,851	$ 6,473,114
Airlines - 0.1%
Copa Holdings SA Class A	4,367	572,601
easyJet PLC	21,300	419,855
		992,456
Building Products - 0.3%
Masco Corp.	336,607	6,560,470
Ply Gem Holdings, Inc.	25,800	517,548
		7,078,018
Commercial Services & Supplies - 0.4%
Iron Mountain, Inc.	28,436	756,682
Multiplus SA	147,162	2,173,119
Republic Services, Inc.	71,212	2,416,935
Swisher Hygiene, Inc. (a)	261,817	225,137
Swisher Hygiene, Inc. (Canada) (a)	35,267	30,326
Waste Management, Inc.	45,556	1,837,273
West Corp.	29,900	661,986
		8,101,458
Construction & Engineering - 0.2%
AECOM Technology Corp. (a)	8,850	281,342
Boart Longyear Ltd. (e)	625,998	386,442
Fluor Corp.	18,326	1,086,915
MasTec, Inc. (a)	31,753	1,044,674
URS Corp.	39,778	1,878,317
		4,677,690
Electrical Equipment - 1.2%
Alstom SA (e)	62,524	2,047,631
AMETEK, Inc.	44,724	1,891,825
Bharat Heavy Electricals Ltd.	232,418	680,275
Eaton Corp. PLC	50,894	3,349,334
Emerson Electric Co.	80,326	4,380,980
Generac Holdings, Inc.	63,100	2,335,331
Hubbell, Inc. Class B	21,052	2,084,148
Polypore International, Inc. (a)	34,126	1,375,278
Prysmian SpA	118,200	2,207,820
Regal-Beloit Corp.	41,498	2,690,730
Roper Industries, Inc.	18,081	2,246,022
		25,289,374
Industrial Conglomerates - 1.3%
3M Co.	8,200	896,670
Alliance Global Group, Inc.	69,600	37,787
Carlisle Companies, Inc.	25,354	1,579,808
General Electric Co.	1,000,444	23,200,296
Koninklijke Philips Electronics NV	67,400	1,837,399
		27,551,960
Machinery - 1.5%
Actuant Corp. Class A	28,689	945,876

	Shares	Value
Cummins, Inc.	28,926	$ 3,137,314
Dover Corp.	19,969	1,550,793
GEA Group AG	25,945	919,593
Global Brass & Copper Holdings, Inc.	81,400	1,077,736
Harsco Corp.	64,689	1,500,138
Illinois Tool Works, Inc.	41,195	2,849,458
Ingersoll-Rand PLC	92,532	5,137,377
Manitowoc Co., Inc.	218,374	3,911,078
Pentair Ltd.	56,150	3,239,294
Stanley Black & Decker, Inc.	67,509	5,218,446
Terex Corp. (a)	3,200	84,160
Timken Co.	27,106	1,525,526
Weg SA	47,500	600,096
		31,696,885
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	320,311	912,886
Professional Services - 0.4%
CRA International, Inc. (a)	54,223	1,001,499
Dun & Bradstreet Corp.	44,395	4,326,293
Manpower, Inc.	13,800	756,240
Michael Page International PLC	234,992	1,325,995
Randstad Holding NV	16,280	667,512
Verisk Analytics, Inc. (a)	7,037	420,109
		8,497,648
Road & Rail - 0.8%
Con-way, Inc.	36,704	1,429,988
CSX Corp.	107,011	2,481,585
Norfolk Southern Corp.	20,314	1,475,812
Union Pacific Corp.	67,590	10,427,785
		15,815,170
Trading Companies & Distributors - 0.2%
Houston Wire & Cable Co.	109,009	1,508,685
Watsco, Inc.	25,062	2,104,206
WESCO International, Inc. (a)	9,573	650,581
		4,263,472
TOTAL INDUSTRIALS		168,725,215
INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 1.1%
Cisco Systems, Inc.	610,772	14,847,867
QUALCOMM, Inc.	151,708	9,266,325
		24,114,192
Computers & Peripherals - 1.9%
Apple, Inc.	87,195	34,536,180
EMC Corp.	33,431	789,640
NCR Corp. (a)	76,228	2,514,762
Western Digital Corp.	52,380	3,252,274
		41,092,856
Electronic Equipment & Components - 0.4%
Corning, Inc.	148,897	2,118,804
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Jabil Circuit, Inc.	84,768	$ 1,727,572
TE Connectivity Ltd.	80,732	3,676,535
		7,522,911
Internet Software & Services - 1.5%
Active Network, Inc. (a)	186,408	1,411,109
Demandware, Inc. (a)	24,755	1,049,860
Gogo, Inc.	12,700	177,419
Google, Inc. Class A (a)	26,874	23,659,063
Halogen Software, Inc.	16,900	252,287
Mail.Ru Group Ltd.:
GDR (f)	4,100	117,506
GDR (Reg. S)	44,600	1,278,236
Velti PLC (a)	547,236	766,130
Velti PLC (i)	284,296	358,213
Yahoo!, Inc. (a)	59,554	1,495,401
		30,565,224
IT Services - 2.1%
Accenture PLC Class A	72,825	5,240,487
Amdocs Ltd.	48,789	1,809,584
Cognizant Technology Solutions Corp. Class A (a)	23,824	1,491,621
EPAM Systems, Inc. (a)	90,600	2,462,508
EVERTEC, Inc.	47,700	1,047,969
ExlService Holdings, Inc. (a)	51,319	1,516,990
Fidelity National Information Services, Inc.	86,760	3,716,798
MasterCard, Inc. Class A	9,877	5,674,337
Sapient Corp. (a)	175,800	2,295,948
Smiles SA	113,900	1,243,464
Total System Services, Inc.	86,329	2,113,334
Unisys Corp. (a)	30,780	679,315
Virtusa Corp. (a)	34,718	769,351
Visa, Inc. Class A	81,560	14,905,090
		44,966,796
Office Electronics - 0.2%
Xerox Corp.	495,939	4,498,167
Semiconductors & Semiconductor Equipment - 1.7%
Altera Corp.	35,427	1,168,737
Analog Devices, Inc.	39,175	1,765,226
Applied Materials, Inc.	32,300	481,593
Applied Micro Circuits Corp. (a)	56,990	501,512
ASML Holding NV	97,383	7,702,995
Avago Technologies Ltd.	87,457	3,269,143
Broadcom Corp. Class A	54,915	1,853,930
Freescale Semiconductor Holdings I Ltd. (a)	100,627	1,363,496
LTX-Credence Corp. (a)	291,243	1,744,546
MagnaChip Semiconductor Corp. (a)	22,131	404,333
Maxim Integrated Products, Inc.	66,915	1,858,899
Microchip Technology, Inc.	11,300	420,925

	Shares	Value
Micron Technology, Inc. (a)	186,460	$ 2,671,972
Monolithic Power Systems, Inc.	29,645	714,741
NXP Semiconductors NV (a)	78,300	2,425,734
Samsung Electronics Co. Ltd.	2,337	2,745,320
Skyworks Solutions, Inc. (a)	174,582	3,821,600
		34,914,702
Software - 2.0%
Activision Blizzard, Inc.	288,765	4,117,789
Adobe Systems, Inc. (a)	25,600	1,166,336
Autodesk, Inc. (a)	53,909	1,829,671
Check Point Software Technologies Ltd. (a)	45,734	2,272,065
Citrix Systems, Inc. (a)	57,530	3,470,785
Comverse, Inc.	63,399	1,886,754
Constellation Software, Inc.	10,200	1,406,295
Electronic Arts, Inc. (a)	152,066	3,492,956
MICROS Systems, Inc. (a)	25,840	1,114,996
Microsoft Corp.	293,710	10,141,806
Oracle Corp.	287,266	8,824,812
SS&C Technologies Holdings, Inc. (a)	37,777	1,242,863
Symantec Corp.	63,628	1,429,721
		42,396,849
TOTAL INFORMATION TECHNOLOGY		230,071,697
MATERIALS - 2.4%
Chemicals - 1.2%
Albemarle Corp.	24,540	1,528,597
Ashland, Inc.	28,094	2,345,849
Axiall Corp.	34,907	1,486,340
Cabot Corp.	48,690	1,821,980
Croda International PLC	1,300	48,976
Eastman Chemical Co.	36,624	2,564,046
Filtrona PLC	10,700	114,163
LyondellBasell Industries NV Class A	53,712	3,558,957
Monsanto Co.	54,967	5,430,740
PolyOne Corp.	21,557	534,182
PPG Industries, Inc.	18,204	2,665,248
RPM International, Inc.	61,972	1,979,386
W.R. Grace & Co. (a)	25,122	2,111,253
		26,189,717
Construction Materials - 0.2%
Eagle Materials, Inc.	600	39,762
Lafarge SA (Bearer)	17,600	1,082,223
Vulcan Materials Co.	50,241	2,432,167
		3,554,152
Containers & Packaging - 0.2%
Nampak Ltd.	443,645	1,474,321
Rock-Tenn Co. Class A	22,322	2,229,521
		3,703,842
Metals & Mining - 0.7%
Commercial Metals Co.	127,257	1,879,586
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc.	74,356	$ 2,052,969
Goldcorp, Inc.	122,900	3,052,342
Ivanplats Ltd. (f)	1,099,877	1,600,087
Randgold Resources Ltd. sponsored ADR	43,458	2,783,485
Turquoise Hill Resources Ltd. (a)	562,491	3,337,400
Walter Energy, Inc.	31,000	322,400
		15,028,269
Paper & Forest Products - 0.1%
Canfor Corp. (a)	17,786	314,557
International Paper Co.	54,706	2,424,023
		2,738,580
TOTAL MATERIALS		51,214,560
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.3%
CenturyLink, Inc.	90,879	3,212,573
PT Telkomunikasi Indonesia Tbk sponsored ADR	35,086	1,499,576
Verizon Communications, Inc.	25,195	1,268,316
		5,980,465
Wireless Telecommunication Services - 0.4%
Megafon OJSC GDR	29,200	912,500
Mobile TeleSystems OJSC sponsored ADR	79,064	1,497,472
SBA Communications Corp. Class A (a)	53,948	3,998,626
SoftBank Corp.	11,300	657,773
Vodafone Group PLC	857,100	2,456,172
		9,522,543
TOTAL TELECOMMUNICATION SERVICES		15,503,008
UTILITIES - 1.5%
Electric Utilities - 0.7%
Edison International	78,605	3,785,617
ITC Holdings Corp.	48,336	4,413,077
NextEra Energy, Inc.	34,789	2,834,608
Northeast Utilities	88,500	3,718,770
		14,752,072
Independent Power Producers & Energy Traders - 0.2%
The AES Corp.	365,429	4,381,494
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	60,180	1,413,628

	Shares	Value
PG&E Corp.	75,450	$ 3,450,329
Sempra Energy	88,686	7,250,967
		12,114,924
TOTAL UTILITIES		31,248,490
TOTAL COMMON STOCKS (Cost $1,146,799,324)		1,360,098,692
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. Series A, 6.25%	13,700	852,825
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	6,700	1,356,560
TOTAL PREFERRED STOCKS (Cost $2,241,113)		2,209,385
Corporate Bonds - 0.4%
		Principal Amount (d)
Convertible Bonds - 0.3%
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 5% 7/15/17 (f)		$ 495,000	511,397
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17		1,162,000	820,163
BPZ Energy, Inc. 6.5% 3/1/15		623,000	487,498
			1,307,661
TOTAL ENERGY			1,819,058
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Exelixis, Inc. 4.25% 8/15/19		1,600,000	1,548,000
InterMune, Inc. 2.5% 12/15/17		490,000	519,302
Theravance, Inc. 2.125% 1/15/23		630,000	970,594
			3,037,896
INDUSTRIALS - 0.0%
Building Products - 0.0%
Aspen Aerogels, Inc. 8% 6/1/14 (i)		584,078	584,078
Corporate Bonds - continued
		Principal Amount (d)	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
GT Advanced Technologies, Inc. 3% 10/1/17		$ 1,210,000	$ 1,026,988
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)		540,000	593,325
TOTAL CONVERTIBLE BONDS			7,061,345
Nonconvertible Bonds - 0.1%
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Bank of Ireland 10% 7/30/16	EUR	960,000	1,267,553
TOTAL CORPORATE BONDS (Cost $8,247,942)			8,328,898
Fixed-Income Funds - 28.3%
	Shares
Fidelity High Income Central Fund 2 (h)	890,956	101,542,265
Fidelity VIP Investment Grade Central Fund (h)	4,782,534	496,857,420
TOTAL FIXED-INCOME FUNDS (Cost $577,701,926)		598,399,685
Money Market Funds - 7.2%

Fidelity Cash Central Fund, 0.13% (b)	146,204,441	146,204,441
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	6,729,564	6,729,564
TOTAL MONEY MARKET FUNDS (Cost $152,934,005)		152,934,005
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,887,924,310)	2,121,970,665
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(4,906,205)
NET ASSETS - 100%	$ 2,117,064,460
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,368,902 or 0.2% of net assets.

(g) Security or a portion of the security sold on a delayed delivery basis.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,146,483 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/12	$ 584,078
Mood Media Corp.	2/2/11	$ 406,214
Velti PLC	4/19/13	$ 426,444
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 96,120
Fidelity High Income Central Fund 2	3,153,787
Fidelity Securities Lending Cash Central Fund	441,243
Fidelity VIP Investment Grade Central Fund	6,242,160
Total	$ 9,933,310
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 100,392,565	$ 3,153,787	$ -	$ 101,542,265	13.0%
Fidelity VIP Investment Grade Central Fund	468,607,407	51,852,267	-	496,857,420	11.9%
Total	$ 568,999,972	$ 55,006,054	$ -	$ 598,399,685
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 176,001,090	$ 174,370,228	$ 1,630,860	$ 2
Consumer Staples	144,191,630	129,186,081	15,005,549	-
Energy	136,353,812	136,353,812	-	-
Financials	221,167,164	217,367,642	3,799,521	1
Health Care	186,978,586	173,903,826	13,074,760	-
Industrials	168,725,215	166,887,816	1,837,399	-
Information Technology	230,924,522	230,566,309	358,213	-
Materials	51,214,560	51,214,560	-	-
Telecommunication Services	15,503,008	12,389,063	3,113,945	-
Utilities	31,248,490	31,248,490	-	-
Corporate Bonds	8,328,898	-	7,744,820	584,078
Fixed-Income Funds	598,399,685	598,399,685	-	-
Money Market Funds	152,934,005	152,934,005	-	-
Total Investments in Securities:	$ 2,121,970,665	$ 2,074,821,517	$ 46,565,067	$ 584,081

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 47,145,633
The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	14.8%
AAA,AA,A	3.1%
BBB	4.3%
BB	1.7%
B	2.5%
CCC,CC,C	0.9%
D	0.0%*
Not Rated	0.5%
Equities	64.4%
Short-Term Investments and Net Other Assets	7.8%
100.0%
* Amount represents less than 0.1%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.8%
United Kingdom	2.3%
Canada	1.6%
Ireland	1.2%
Others (Individually Less Than 1%)	9.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,416,596) - See accompanying schedule: Unaffiliated issuers (cost $1,157,288,379)	$ 1,370,636,975
Fidelity Central Funds (cost $730,635,931)	751,333,690
Total Investments (cost $1,887,924,310)		$ 2,121,970,665
Cash		42,750
Receivable for investments sold
Regular delivery		10,088,421
Delayed delivery		27,926
Receivable for fund shares sold		2,312,116
Dividends receivable		2,230,009
Interest receivable		220,643
Distributions receivable from Fidelity Central Funds		139,252
Other receivables		21,895
Total assets		2,137,053,677

Liabilities
Payable for investments purchased	$ 11,879,701
Payable for fund shares redeemed	163,389
Accrued management fee	715,810
Distribution and service plan fees payable	81,345
Other affiliated payables	333,180
Other payables and accrued expenses	86,228
Collateral on securities loaned, at value	6,729,564
Total liabilities		19,989,217

Net Assets		$ 2,117,064,460
Net Assets consist of:
Paid in capital		$ 1,797,825,132
Undistributed net investment income		16,064,836
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		69,132,927
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		234,041,565
Net Assets		$ 2,117,064,460

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($188,289,864 ÷ 11,476,756 shares)	$ 16.41

Service Class: Net Asset Value, offering price and redemption price per share ($3,379,054 ÷ 206,816 shares)	$ 16.34

Service Class 2: Net Asset Value, offering price and redemption price per share ($385,682,512 ÷ 23,906,562 shares)	$ 16.13

Investor Class: Net Asset Value, offering price and redemption price per share ($1,539,713,030 ÷ 94,388,339 shares)	$ 16.31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 12,047,925
Interest		480,129
Income from Fidelity Central Funds		9,933,310
Total income		22,461,364

Expenses
Management fee	$ 4,211,686
Transfer agent fees	1,358,429
Distribution and service plan fees	477,782
Accounting and security lending fees	403,759
Custodian fees and expenses	110,737
Independent trustees' compensation	6,249
Audit	48,658
Legal	1,638
Miscellaneous	10,634
Total expenses before reductions	6,629,572
Expense reductions	(54,666)	6,574,906
Net investment income (loss)		15,886,458
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	80,370,458
Foreign currency transactions	(48,445)
Capital gain distributions from Fidelity Central Funds	5,640,985
Total net realized gain (loss)		85,962,998
Change in net unrealized appreciation (depreciation) on: Investment securities	25,737,061
Assets and liabilities in foreign currencies	(4,358)
Total change in net unrealized appreciation (depreciation)		25,732,703
Net gain (loss)		111,695,701
Net increase (decrease) in net assets resulting from operations		$ 127,582,159

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,886,458	$ 29,960,956
Net realized gain (loss)	85,962,998	80,233,218
Change in net unrealized appreciation (depreciation)	25,732,703	146,455,329
Net increase (decrease) in net assets resulting from operations	127,582,159	256,649,503
Distributions to shareholders from net investment income	-	(29,243,344)
Distributions to shareholders from net realized gain	(48,347,829)	(93,682,490)
Total distributions	(48,347,829)	(122,925,834)
Share transactions - net increase (decrease)	84,224,599	88,753,453
Total increase (decrease) in net assets	163,458,929	222,477,122

Net Assets
Beginning of period	1,953,605,531	1,731,128,409
End of period (including undistributed net investment income of $16,064,836 and undistributed net investment income of $178,378, respectively)	$ 2,117,064,460	$ 1,953,605,531

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.76	$ 14.63	$ 15.50	$ 13.41	$ 9.87	$ 15.83
Income from Investment Operations
Net investment income (loss) E	.13	.26	.26	.25	.23	.31
Net realized and unrealized gain (loss)	.91	1.91	(.83)	2.17	3.57	(5.54)
Total from investment operations	1.04	2.17	(.57)	2.42	3.80	(5.23)
Distributions from net investment income	-	(.26) H	(.26)	(.25)	(.22)	(.24)
Distributions from net realized gain	(.39)	(.78) H	(.04)	(.08)	(.04)	(.49)
Total distributions	(.39)	(1.04)	(.30)	(.33)	(.26) J	(.73)
Net asset value, end of period	$ 16.41	$ 15.76	$ 14.63	$ 15.50	$ 13.41	$ 9.87
Total Return B,C,D	6.62%	15.07%	(3.61)%	18.07%	38.60%	(33.96)%
Ratios to Average Net Assets F,I
Expenses before reductions	.53% A	.54%	.54%	.55%	.56%	.55%
Expenses net of fee waivers, if any	.53% A	.54%	.54%	.54%	.56%	.55%
Expenses net of all reductions	.53% A	.53%	.53%	.54%	.55%	.55%
Net investment income (loss)	1.63% A	1.69%	1.67%	1.75%	2.03%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 188,290	$ 178,915	$ 171,959	$ 202,766	$ 185,849	$ 149,711
Portfolio turnover rate G	58% A	48%	47%	62%	63%	64%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.26 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.035 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.71	$ 14.58	$ 15.45	$ 13.36	$ 9.84	$ 15.77
Income from Investment Operations
Net investment income (loss) E	.12	.24	.24	.23	.22	.30
Net realized and unrealized gain (loss)	.90	1.91	(.83)	2.17	3.54	(5.52)
Total from investment operations	1.02	2.15	(.59)	2.40	3.76	(5.22)
Distributions from net investment income	-	(.23) H	(.24)	(.23)	(.21)	(.22)
Distributions from net realized gain	(.39)	(.78) H	(.04)	(.08)	(.04)	(.49)
Total distributions	(.39)	(1.02) K	(.28)	(.31)	(.24) J	(.71)
Net asset value, end of period	$ 16.34	$ 15.71	$ 14.58	$ 15.45	$ 13.36	$ 9.84
Total Return B,C,D	6.51%	14.95%	(3.78)%	17.99%	38.36%	(34.02)%
Ratios to Average Net Assets F,I
Expenses before reductions	.66% A	.67%	.67%	.68%	.69%	.68%
Expenses net of fee waivers, if any	.66% A	.67%	.67%	.67%	.69%	.68%
Expenses net of all reductions	.66% A	.67%	.67%	.67%	.69%	.68%
Net investment income (loss)	1.50% A	1.55%	1.54%	1.62%	1.90%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,379	$ 3,548	$ 3,930	$ 5,126	$ 6,221	$ 4,983
Portfolio turnover rate G	58% A	48%	47%	62%	63%	64%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.24 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.035 per share. KTotal distributions of $1.02 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.784 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.53	$ 14.43	$ 15.29	$ 13.24	$ 9.75	$ 15.65
Income from Investment Operations
Net investment income (loss) E	.11	.22	.22	.21	.20	.27
Net realized and unrealized gain (loss)	.88	1.89	(.81)	2.13	3.53	(5.47)
Total from investment operations	.99	2.11	(.59)	2.34	3.73	(5.20)
Distributions from net investment income	-	(.22) H	(.23)	(.21)	(.20)	(.21)
Distributions from net realized gain	(.39)	(.78) H	(.04)	(.08)	(.04)	(.49)
Total distributions	(.39)	(1.01) K	(.27)	(.29)	(.24) J	(.70)
Net asset value, end of period	$ 16.13	$ 15.53	$ 14.43	$ 15.29	$ 13.24	$ 9.75
Total Return B,C,D	6.39%	14.82%	(3.83)%	17.76%	38.32%	(34.15)%
Ratios to Average Net Assets F,I
Expenses before reductions	.78% A	.78%	.79%	.80%	.81%	.81%
Expenses net of fee waivers, if any	.78% A	.78%	.79%	.79%	.81%	.81%
Expenses net of all reductions	.78% A	.78%	.78%	.79%	.80%	.80%
Net investment income (loss)	1.38% A	1.44%	1.43%	1.50%	1.78%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 385,683	$ 353,711	$ 290,719	$ 260,051	$ 195,356	$ 102,009
Portfolio turnover rate G	58% A	48%	47%	62%	63%	64%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.24 per share is comprised of distributions from net investment income of $.201 and distributions from net realized gain of $.035 per share. KTotal distributions of $1.01 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.784 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.68	$ 14.56	$ 15.43	$ 13.35	$ 9.83	$ 15.77
Income from Investment Operations
Net investment income (loss) E	.13	.25	.24	.23	.22	.29
Net realized and unrealized gain (loss)	.89	1.90	(.82)	2.17	3.55	(5.50)
Total from investment operations	1.02	2.15	(.58)	2.40	3.77	(5.21)
Distributions from net investment income	-	(.24) H	(.25)	(.24)	(.21)	(.24)
Distributions from net realized gain	(.39)	(.78) H	(.04)	(.08)	(.04)	(.49)
Total distributions	(.39)	(1.03) K	(.29)	(.32)	(.25) J	(.73)
Net asset value, end of period	$ 16.31	$ 15.68	$ 14.56	$ 15.43	$ 13.35	$ 9.83
Total Return B,C,D	6.53%	14.99%	(3.71)%	17.99%	38.45%	(33.99)%
Ratios to Average Net Assets F,I
Expenses before reductions	.61% A	.62%	.62%	.63%	.65%	.64%
Expenses net of fee waivers, if any	.61% A	.62%	.62%	.62%	.65%	.64%
Expenses net of all reductions	.61% A	.61%	.62%	.62%	.65%	.64%
Net investment income (loss)	1.55% A	1.61%	1.59%	1.67%	1.93%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,539,713	$ 1,417,431	$ 1,264,520	$ 1,349,726	$ 1,178,752	$ 766,380
Portfolio turnover rate G	58% A	48%	47%	62%	63%	64%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.25 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.035 per share. KTotal distributions of $1.03 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.784 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Balanced Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swaps

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended December 31, 2012.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, in-kind transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 298,479,752
Gross unrealized depreciation	(63,853,852)
Net unrealized appreciation (depreciation) on securities and other investments	$ 234,625,900

Tax cost	$ 1,887,344,765

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, aggregated $633,241,620 and $558,747,688, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .40% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 1,771
Service Class 2	476,011
$ 477,782

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 67,977
Service Class	1,843
Service Class 2	134,303
Investor Class	1,154,306
$ 1,358,429

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $20,482 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,590 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $441,243, including $10,163 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $54,620 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $46.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ -	$ 2,866,941
Service Class	-	51,343
Service Class 2	-	4,897,815
Investor Class	-	21,427,245
Total	$ -	$ 29,243,344
From net realized gain
Initial Class	$ 4,377,689	$ 9,023,986
Service Class	84,459	197,585
Service Class 2	8,934,421	16,401,535
Investor Class	34,951,260	68,059,384
Total	$ 48,347,829	$ 93,682,490

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	727,208	989,525	$ 11,849,338	$ 15,469,494
Reinvestment of distributions	272,753	766,945	4,377,689	11,890,927
Shares redeemed	(872,566)	(2,160,642)	(14,272,663)	(33,557,817)
Net increase (decrease)	127,395	(404,172)	$ 1,954,364	$ (6,197,396)
Service Class
Shares sold	1,683	1,733	$ 27,273	$ 26,848
Reinvestment of distributions	5,282	16,121	84,459	248,928
Shares redeemed	(25,973)	(61,517)	(423,048)	(950,902)
Net increase (decrease)	(19,008)	(43,663)	$ (311,316)	$ (675,126)
Service Class 2
Shares sold	2,158,641	4,978,902	$ 34,715,756	$ 76,945,039
Reinvestment of distributions	565,470	1,394,209	8,934,421	21,299,350
Shares redeemed	(1,598,216)	(3,742,241)	(25,733,685)	(57,550,990)
Net increase (decrease)	1,125,895	2,630,870	$ 17,916,492	$ 40,693,399
Investor Class
Shares sold	3,689,278	2,514,651	$ 60,171,528	$ 39,267,326
Reinvestment of distributions	2,189,929	5,801,138	34,951,260	89,486,629
Shares redeemed	(1,872,741)	(4,781,023)	(30,457,729)	(73,821,379)
Net increase (decrease)	4,006,466	3,534,766	$ 64,665,059	$ 54,932,576

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 80% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPBAL-SANN-0813
1.705697.115

Fidelity® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.79%
Actual		$ 1,000.00	$ 1,137.50	$ 4.19
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Service Class	.88%
Actual		$ 1,000.00	$ 1,136.40	$ 4.66
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41
Service Class 2	1.03%
Actual		$ 1,000.00	$ 1,136.10	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Investor Class	.86%
Actual		$ 1,000.00	$ 1,137.60	$ 4.56
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	4.8	3.6
Gilead Sciences, Inc.	3.3	2.4
Biogen Idec, Inc.	3.1	2.7
eBay, Inc.	3.0	2.7
TJX Companies, Inc.	2.6	3.1
Lorillard, Inc.	2.6	2.0
Comcast Corp. Class A (special) (non-vtg.)	2.5	2.5
United Continental Holdings, Inc.	2.3	4.2
Home Depot, Inc.	2.2	2.0
Monsanto Co.	2.0	1.7
	28.4
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	34.7	29.9
Health Care	19.2	12.9
Financials	16.1	10.1
Industrials	9.5	12.1
Information Technology	7.3	10.6
Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Stocks 95.6%		Stocks 89.3%
	Short-Term Investments and Net Other Assets (Liabilities) 4.4%		Short-Term Investments and Net Other Assets (Liabilities) 10.7%
* Foreign investments	12.8%	** Foreign investments	7.1%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
CONSUMER DISCRETIONARY - 34.7%
Automobiles - 2.4%
Harley-Davidson, Inc.	36,137	$ 1,981,030
Toyota Motor Corp.	11,600	699,687
		2,680,717
Diversified Consumer Services - 1.1%
H&R Block, Inc.	28,207	782,744
JTH Holding, Inc. Class A (a)	23,996	389,935
		1,172,679
Hotels, Restaurants & Leisure - 6.9%
AFC Enterprises, Inc. (a)	11,100	398,934
Bloomin' Brands, Inc.	5,617	139,751
Brinker International, Inc.	35,904	1,415,695
Fiesta Restaurant Group, Inc. (a)	6,547	225,151
Noodles & Co.	800	29,400
Paddy Power PLC (Ireland)	18,942	1,625,314
Penn National Gaming, Inc. (a)	9,696	512,531
Ruth's Hospitality Group, Inc.	20,000	241,400
Sonic Corp. (a)	20,000	291,200
Starbucks Corp.	11,959	783,195
Whitbread PLC	17,895	831,764
Wyndham Worldwide Corp.	20,163	1,153,928
		7,648,263
Household Durables - 0.9%
M.D.C. Holdings, Inc.	6,627	215,444
PulteGroup, Inc. (a)	43,449	824,228
		1,039,672
Internet & Catalog Retail - 0.4%
HSN, Inc.	8,900	478,108
Leisure Equipment & Products - 0.6%
Polaris Industries, Inc.	7,411	704,045
Media - 9.0%
A.H. Belo Corp. Class A	59,584	408,746
CBS Corp. Class B	28,303	1,383,168
Comcast Corp. Class A (special) (non-vtg.)	69,929	2,774,083
DIRECTV (a)	11,482	707,521
Discovery Communications, Inc. Class C (non-vtg.) (a)	6,459	449,934
Gannett Co., Inc.	38,499	941,686
Interpublic Group of Companies, Inc.	54,284	789,832
Lions Gate Entertainment Corp. (a)	26,111	717,269
Omnicom Group, Inc.	15,675	985,487
Salem Communications Corp. Class A	20,000	149,800
Time Warner, Inc.	11,399	659,090
		9,966,616
Specialty Retail - 8.7%
Bed Bath & Beyond, Inc. (a)	2,304	163,354
Best Buy Co., Inc.	11,166	305,167
DSW, Inc. Class A	29,208	2,145,912
Gap, Inc.	36,600	1,527,318

	Shares	Value
Home Depot, Inc.	31,859	$ 2,468,117
TJX Companies, Inc.	58,389	2,922,953
Williams-Sonoma, Inc.	3,212	179,519
		9,712,340
Textiles, Apparel & Luxury Goods - 4.7%
lululemon athletica, Inc. (a)	21,294	1,395,183
Michael Kors Holdings Ltd. (a)	13,672	847,937
Oxford Industries, Inc.	14,045	876,408
PVH Corp.	16,478	2,060,574
		5,180,102
TOTAL CONSUMER DISCRETIONARY		38,582,542
CONSUMER STAPLES - 3.1%
Tobacco - 3.1%
Lorillard, Inc.	66,311	2,896,464
Reynolds American, Inc.	10,234	495,019
		3,391,483
ENERGY - 1.5%
Energy Equipment & Services - 1.5%
BW Offshore Ltd.	600,000	720,077
Ensco PLC Class A	8,677	504,307
National Oilwell Varco, Inc.	6,512	448,677
		1,673,061
FINANCIALS - 16.1%
Capital Markets - 7.9%
Affiliated Managers Group, Inc. (a)	6,501	1,065,774
AllianceBernstein Holding LP	19,352	402,909
Ameriprise Financial, Inc.	20,210	1,634,585
Artisan Partners Asset Management, Inc.	10,000	499,100
BlackRock, Inc. Class A	3,470	891,270
Charles Schwab Corp.	31,409	666,813
Credit Suisse Group	11,572	306,358
Deutsche Bank AG	12,600	528,354
Invesco Ltd.	8,634	274,561
LPL Financial	2,228	84,129
Monex Group, Inc.	896	323,540
Nomura Holdings, Inc.	57,900	426,189
The Blackstone Group LP	34,715	731,098
UBS AG	56,585	960,465
		8,795,145
Commercial Banks - 2.5%
BNP Paribas SA	7,600	415,239
Mitsubishi UFJ Financial Group, Inc.	57,900	357,583
Shinsei Bank Ltd.	116,000	263,419
Spar Nord Bank A/S (a)	50,000	322,856
Sumitomo Mitsui Financial Group, Inc.	8,700	398,226
Wells Fargo & Co.	25,345	1,045,988
		2,803,311
Consumer Finance - 1.2%
American Express Co.	17,939	1,341,120
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 4.1%
Bank of America Corp.	59,792	$ 768,925
BM&F Bovespa SA	48,600	267,683
Citigroup, Inc.	19,518	936,278
CME Group, Inc.	8,211	623,872
JPMorgan Chase & Co.	19,425	1,025,446
McGraw-Hill Companies, Inc.	4,821	256,429
Moody's Corp.	10,693	651,524
		4,530,157
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	18,061	421,905
TOTAL FINANCIALS		17,891,638
HEALTH CARE - 19.2%
Biotechnology - 15.0%
Alexion Pharmaceuticals, Inc. (a)	6,052	558,236
Amgen, Inc.	54,025	5,330,105
Biogen Idec, Inc. (a)	16,250	3,497,000
Celgene Corp. (a)	8,020	937,618
Cubist Pharmaceuticals, Inc. (a)	2,116	102,203
Gilead Sciences, Inc. (a)	70,670	3,619,011
Onyx Pharmaceuticals, Inc. (a)	14,436	1,732,320
Regeneron Pharmaceuticals, Inc. (a)	3,709	834,080
		16,610,573
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	4,454	308,529
Boston Scientific Corp. (a)	74,853	693,887
		1,002,416
Health Care Providers & Services - 0.5%
Brookdale Senior Living, Inc. (a)	12,398	327,803
CIGNA Corp.	3,713	269,155
		596,958
Pharmaceuticals - 2.8%
AbbVie, Inc.	19,295	797,655
Allergan, Inc.	3,913	329,631
AVANIR Pharmaceuticals Class A (a)	30,000	138,000
Pacira Pharmaceuticals, Inc. (a)	2,400	69,600
Perrigo Co.	1,868	226,028
Pfizer, Inc.	28,588	800,750
Santarus, Inc. (a)	7,260	152,823
Warner Chilcott PLC	30,465	605,644
		3,120,131
TOTAL HEALTH CARE		21,330,078
INDUSTRIALS - 9.5%
Aerospace & Defense - 0.9%
Textron, Inc.	37,980	989,379

	Shares	Value
Airlines - 3.4%
AMR Corp. (a)	45,925	$ 185,078
U.S. Airways Group, Inc. (a)	64,657	1,061,668
United Continental Holdings, Inc. (a)	80,671	2,524,196
		3,770,942
Electrical Equipment - 0.5%
Coleman Cable, Inc.	30,000	541,800
Industrial Conglomerates - 2.1%
3M Co.	12,058	1,318,542
General Electric Co.	42,268	980,195
		2,298,737
Machinery - 1.1%
GEA Group AG	4,470	158,434
NSK Ltd.	43,000	410,214
Pentair Ltd.	5,249	302,815
Valmont Industries, Inc.	2,972	425,263
		1,296,726
Professional Services - 1.1%
Manpower, Inc.	3,801	208,295
Towers Watson & Co.	4,010	328,579
Verisk Analytics, Inc. (a)	11,286	673,774
		1,210,648
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	1,704	429,715
TOTAL INDUSTRIALS		10,537,947
INFORMATION TECHNOLOGY - 7.3%
Electronic Equipment & Components - 0.6%
Flextronics International Ltd. (a)	28,951	224,081
Omron Corp.	14,500	432,289
		656,370
Internet Software & Services - 3.0%
eBay, Inc. (a)	64,357	3,328,544
IT Services - 2.7%
Accenture PLC Class A	10,663	767,309
Cap Gemini SA	10,100	491,028
FleetCor Technologies, Inc. (a)	5,376	437,069
Visa, Inc. Class A	7,139	1,304,652
		3,000,058
Software - 1.0%
Activision Blizzard, Inc.	39,327	560,803
MICROS Systems, Inc. (a)	7,363	317,713
SS&C Technologies Holdings, Inc. (a)	8,693	286,000
		1,164,516
TOTAL INFORMATION TECHNOLOGY		8,149,488
MATERIALS - 3.5%
Chemicals - 3.3%
Ecolab, Inc.	5,582	475,531
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Kansai Paint Co. Ltd.	14,000	$ 178,712
Kuraray Co. Ltd.	14,600	204,622
Monsanto Co.	22,092	2,182,690
Syngenta AG (Switzerland)	1,282	499,927
Toray Industries, Inc.	14,000	90,463
		3,631,945
Metals & Mining - 0.2%
JFE Holdings, Inc.	13,100	286,994
TOTAL MATERIALS		3,918,939
UTILITIES - 0.7%
Multi-Utilities - 0.7%
Sempra Energy	9,700	793,072
TOTAL COMMON STOCKS (Cost $90,645,745)		106,268,248
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund,0.13% (b) (Cost $3,518,914)	3,518,914	$ 3,518,914
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $94,164,659)		109,787,162
NET OTHER ASSETS (LIABILITIES) - 1.2%		1,350,687
NET ASSETS - 100%		$ 111,137,849
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,349
Fidelity Securities Lending Cash Central Fund	2,261
Total	$ 7,610
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 38,582,542	$ 37,882,855	$ 699,687	$ -
Consumer Staples	3,391,483	3,391,483	-	-
Energy	1,673,061	1,673,061	-	-
Financials	17,891,638	14,327,504	3,564,134	-
Health Care	21,330,078	19,597,758	1,732,320	-
Industrials	10,537,947	10,127,733	410,214	-
Information Technology	8,149,488	7,717,199	432,289	-
Materials	3,918,939	2,658,221	1,260,718	-
Utilities	793,072	793,072	-	-
Money Market Funds	3,518,914	3,518,914	-	-
Total Investments in Securities:	$ 109,787,162	$ 101,687,800	$ 8,099,362	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 711,342
Level 2 to Level 1	$ 2,134,592
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.2%
Japan	3.6%
Ireland	2.8%
Switzerland	1.6%
United Kingdom	1.2%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $90,645,745)	$ 106,268,248
Fidelity Central Funds (cost $3,518,914)	3,518,914
Total Investments (cost $94,164,659)		$ 109,787,162
Receivable for investments sold		1,546,917
Receivable for fund shares sold		50,793
Dividends receivable		69,004
Distributions receivable from Fidelity Central Funds		406
Other receivables		2,227
Total assets		111,456,509

Liabilities
Payable for investments purchased	$ 194,552
Payable for fund shares redeemed	14,129
Accrued management fee	50,923
Distribution and service plan fees payable	4,372
Other affiliated payables	15,990
Other payables and accrued expenses	38,694
Total liabilities		318,660

Net Assets		$ 111,137,849
Net Assets consist of:
Paid in capital		$ 91,122,909
Undistributed net investment income		260,746
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,131,783
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,622,411
Net Assets		$ 111,137,849

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($25,269,522 ÷ 2,270,502 shares)	$ 11.13

Service Class: Net Asset Value, offering price and redemption price per share ($372,252 ÷ 33,705 shares)	$ 11.04

Service Class 2: Net Asset Value, offering price and redemption price per share ($20,800,789 ÷ 1,907,654 shares)	$ 10.90

Investor Class: Net Asset Value, offering price and redemption price per share ($64,695,286 ÷ 5,820,226 shares)	$ 11.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 687,047
Income from Fidelity Central Funds		7,610
Total income		694,657

Expenses
Management fee	$ 276,433
Transfer agent fees	60,074
Distribution and service plan fees	26,092
Accounting and security lending fees	19,495
Custodian fees and expenses	34,105
Independent trustees' compensation	283
Audit	22,040
Legal	76
Miscellaneous	346
Total expenses before reductions	438,944
Expense reductions	(8,470)	430,474
Net investment income (loss)		264,183
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,425,552
Foreign currency transactions	(5,565)
Total net realized gain (loss)		4,419,987
Change in net unrealized appreciation (depreciation) on: Investment securities	7,061,890
Assets and liabilities in foreign currencies	(103)
Total change in net unrealized appreciation (depreciation)		7,061,787
Net gain (loss)		11,481,774
Net increase (decrease) in net assets resulting from operations		$ 11,745,957

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 264,183	$ 441,949
Net realized gain (loss)	4,419,987	5,367,934
Change in net unrealized appreciation (depreciation)	7,061,787	5,984,633
Net increase (decrease) in net assets resulting from operations	11,745,957	11,794,516
Distributions to shareholders from net investment income	(17,712)	(427,589)
Distributions to shareholders from net realized gain	(2,178,582)	-
Total distributions	(2,196,294)	(427,589)
Share transactions - net increase (decrease)	24,590,864	16,871,287
Total increase (decrease) in net assets	34,140,527	28,238,214

Net Assets
Beginning of period	76,997,322	48,759,108
End of period (including undistributed net investment income of $260,746 and undistributed net investment income of $14,275, respectively)	$ 111,137,849	$ 76,997,322

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 8.22	$ 8.47	$ 7.17	$ 5.28	$ 9.13
Income from Investment Operations
Net investment income (loss) E	.03	.07	.03	- I	.03	.03
Net realized and unrealized gain (loss)	1.33	1.80	(.26)	1.32	1.88	(3.78)
Total from investment operations	1.36	1.87	(.23)	1.32	1.91	(3.75)
Distributions from net investment income	- I	(.07)	(.02)	(.02)	(.02)	(.05)
Distributions from net realized gain	(.25)	-	-	-	-	(.05)
Total distributions	(.25)	(.07)	(.02)	(.02)	(.02)	(.10)
Net asset value, end of period	$ 11.13	$ 10.02	$ 8.22	$ 8.47	$ 7.17	$ 5.28
Total Return B, C, D	13.75%	22.72%	(2.69)%	18.41%	36.10%	(41.23)%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.82%	.87%	.88%	.93%	.84%
Expenses net of fee waivers, if any	.79% A	.82%	.85%	.85%	.85%	.84%
Expenses net of all reductions	.77% A	.80%	.84%	.83%	.83%	.84%
Net investment income (loss)	.62% A	.78%	.30%	(.02)%	.50%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,270	$ 21,049	$ 13,817	$ 18,907	$ 16,986	$ 15,794
Portfolio turnover rate G	143% A	168%	168%	206%	221%	161%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 8.17	$ 8.41	$ 7.14	$ 5.25	$ 9.07
Income from Investment Operations
Net investment income (loss) E	.03	.07	.02	(.01)	.02	.02
Net realized and unrealized gain (loss)	1.31	1.78	(.25)	1.30	1.88	(3.75)
Total from investment operations	1.34	1.85	(.23)	1.29	1.90	(3.73)
Distributions from net investment income	- I	(.07)	(.01)	(.02)	(.01)	(.04)
Distributions from net realized gain	(.25)	-	-	-	-	(.05)
Total distributions	(.25)	(.07)	(.01)	(.02)	(.01)	(.09)
Net asset value, end of period	$ 11.04	$ 9.95	$ 8.17	$ 8.41	$ 7.14	$ 5.25
Total Return B, C, D	13.64%	22.61%	(2.68)%	18.06%	36.17%	(41.30)%
Ratios to Average Net Assets F, H
Expenses before reductions	.88% A	.91%	.95%	.96%	1.02%	.94%
Expenses net of fee waivers, if any	.88% A	.91%	.95%	.95%	.95%	.94%
Expenses net of all reductions	.86% A	.88%	.94%	.93%	.94%	.93%
Net investment income (loss)	.53% A	.70%	.20%	(.12)%	.40%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 372	$ 347	$ 141	$ 181	$ 217	$ 226
Portfolio turnover rate G	143% A	168%	168%	206%	221%	161%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.83	$ 8.08	$ 8.31	$ 7.06	$ 5.20	$ 8.98
Income from Investment Operations
Net investment income (loss) E	.02	.05	- I	(.02)	.01	.01
Net realized and unrealized gain (loss)	1.30	1.75	(.23)	1.29	1.85	(3.70)
Total from investment operations	1.32	1.80	(.23)	1.27	1.86	(3.69)
Distributions from net investment income	- I	(.05)	-	(.02)	- I	(.04)
Distributions from net realized gain	(.25)	-	-	-	-	(.05)
Total distributions	(.25)	(.05)	-	(.02)	- I	(.09)
Net asset value, end of period	$ 10.90	$ 9.83	$ 8.08	$ 8.31	$ 7.06	$ 5.20
Total Return B, C, D	13.61%	22.25%	(2.77)%	17.99%	35.79%	(41.35)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03% A	1.07%	1.11%	1.13%	1.19%	1.12%
Expenses net of fee waivers, if any	1.03% A	1.07%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.02% A	1.05%	1.09%	1.08%	1.08%	1.09%
Net investment income (loss)	.37% A	.54%	.05%	(.27)%	.25%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,801	$ 18,565	$ 12,014	$ 14,492	$ 14,190	$ 11,801
Portfolio turnover rate G	143% A	168%	168%	206%	221%	161%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 8.22	$ 8.46	$ 7.17	$ 5.28	$ 9.12
Income from Investment Operations
Net investment income (loss) E	.03	.07	.02	(.01)	.02	.02
Net realized and unrealized gain (loss)	1.33	1.78	(.24)	1.32	1.88	(3.76)
Total from investment operations	1.36	1.85	(.22)	1.31	1.90	(3.74)
Distributions from net investment income	- I	(.06)	(.02)	(.02)	(.01)	(.05)
Distributions from net realized gain	(.25)	-	-	-	-	(.05)
Total distributions	(.25)	(.06)	(.02)	(.02)	(.01)	(.10)
Net asset value, end of period	$ 11.12	$ 10.01	$ 8.22	$ 8.46	$ 7.17	$ 5.28
Total Return B, C, D	13.76%	22.52%	(2.64)%	18.27%	36.01%	(41.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	.86% A	.90%	.94%	.96%	1.03%	.93%
Expenses net of fee waivers, if any	.86% A	.90%	.93%	.93%	.93%	.93%
Expenses net of all reductions	.85% A	.87%	.92%	.91%	.91%	.92%
Net investment income (loss)	.55% A	.71%	.22%	(.10)%	.43%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,695	$ 37,037	$ 22,787	$ 24,271	$ 17,775	$ 14,097
Portfolio turnover rate G	143% A	168%	168%	206%	221%	161%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Dynamic Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 18,319,226
Gross unrealized depreciation	(2,833,543)
Net unrealized appreciation (depreciation) on securities and other investments	$ 15,485,683

Tax cost	$ 94,301,479

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $91,579,846 and $65,564,236, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 185
Service Class 2	25,907
$ 26,092

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 9,892
Service Class	131
Service Class 2	7,973
Investor Class	42,078
$ 60,074

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,936 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $107 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of

Semiannual Report

7. Security Lending - continued

Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,261. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,456 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $14.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ 4,497	$ 134,560
Service Class	70	2,304
Service Class 2	3,948	89,578
Investor Class	9,197	201,147
Total	$ 17,712	$ 427,589
From net realized gain
Initial Class	$ 553,162	$ -
Service Class	8,617	-
Service Class 2	485,632	-
Investor Class	1,131,171	-
Total	$ 2,178,582	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	493,845	919,268	$ 5,266,883	$ 8,842,443
Reinvestment of distributions	54,089	13,606	557,659	134,560
Shares redeemed	(377,883)	(512,470)	(4,086,408)	(4,920,639)
Net increase (decrease)	170,051	420,404	$ 1,738,134	$ 4,056,364
Service Class
Shares sold	663	20,330	$ 7,118	$ 200,558
Reinvestment of distributions	849	235	8,687	2,304
Shares redeemed	(2,630)	(3,047)	(28,191)	(29,550)
Net increase (decrease)	(1,118)	17,518	$ (12,386)	$ 173,312
Service Class 2
Shares sold	355,354	1,198,104	$ 3,715,782	$ 11,288,279
Reinvestment of distributions	48,425	9,225	489,580	89,578
Shares redeemed	(383,901)	(807,333)	(4,074,510)	(7,611,587)
Net increase (decrease)	19,878	399,996	$ 130,852	$ 3,766,270
Investor Class
Shares sold	2,376,342	1,761,593	$ 25,500,418	$ 16,821,164
Reinvestment of distributions	110,715	20,359	1,140,368	201,147
Shares redeemed	(365,933)	(855,979)	(3,906,522)	(8,146,970)
Net increase (decrease)	2,121,124	925,973	$ 22,734,264	$ 8,875,341

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 80% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 12% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management &
Research (Hong Kong) Limited

Fidelity Management &
Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPDCA-SANN-0813
1.761772.112

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.65%
Actual		$ 1,000.00	$ 1,120.40	$ 3.42
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Service Class	.75%
Actual		$ 1,000.00	$ 1,119.40	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Service Class 2.90%
Actual		$ 1,000.00	$ 1,118.70	$ 4.73
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51
Investor Class	.73%
Actual		$ 1,000.00	$ 1,119.80	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Archer Daniels Midland Co.	1.5	1.5
Kroger Co.	1.4	1.5
FleetCor Technologies, Inc.	1.2	1.2
Fiserv, Inc.	1.1	2.1
HSN, Inc.	1.1	1.6
Time Warner, Inc.	1.1	1.5
Manpower, Inc.	1.0	0.0
H&R Block, Inc.	1.0	0.7
Southwest Airlines Co.	0.9	0.6
Equifax, Inc.	0.9	1.4
	11.2
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.9	18.7
Consumer Discretionary	20.8	28.4
Industrials	16.4	12.6
Financials	15.0	13.9
Health Care	8.9	4.6
Asset Allocation (% of fund's net assets)
As of June 30, 2013 *		As of December 31, 2012 **
	Stocks 98.7%		Stocks 100.0%
	Bonds 0.0%		Bonds 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 1.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.0%†
* Foreign investments	16.3%	** Foreign investments	19.0%

† Amount represents less than 0.01%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 20.8%
Auto Components - 3.1%
Delphi Automotive PLC	1,237,257	$ 62,716,557
Dorman Products, Inc.	262,200	11,964,186
Gentex Corp.	490,933	11,316,006
Johnson Controls, Inc.	1,459,328	52,229,349
New Focus Auto Tech Holdings Ltd. (a)	3,095,675	203,556
Standard Motor Products, Inc.	1,069,480	36,725,943
Tenneco, Inc. (a)	1,551,476	70,250,833
		245,406,430
Automobiles - 0.5%
Harley-Davidson, Inc.	602,154	33,010,082
Winnebago Industries, Inc. (a)	290,700	6,101,793
		39,111,875
Distributors - 0.0%
LKQ Corp. (a)	105,356	2,712,917
Diversified Consumer Services - 2.5%
American Public Education, Inc. (a)	728,343	27,065,226
DeVry, Inc.	79,024	2,451,324
Grand Canyon Education, Inc. (a)	2,026,095	65,301,042
H&R Block, Inc.	2,788,274	77,374,604
Service Corp. International	1,172,695	21,143,691
Universal Technical Institute, Inc.	571,586	5,904,483
		199,240,370
Hotels, Restaurants & Leisure - 3.0%
AFC Enterprises, Inc. (a)	401,103	14,415,642
Bally Technologies, Inc. (a)	63,365	3,575,053
Bloomin' Brands, Inc.	402,528	10,014,897
Bravo Brio Restaurant Group, Inc. (a)	600,508	10,701,053
Brinker International, Inc.	841,446	33,178,216
Fiesta Restaurant Group, Inc. (a)	95,964	3,300,202
Interval Leisure Group, Inc.	359,851	7,168,232
Jubilant Foodworks Ltd. (a)	83,043	1,457,957
Noodles & Co.	7,200	264,600
Paddy Power PLC (Ireland)	144,600	12,407,369
Panera Bread Co. Class A (a)	2,473	459,830
Papa John's International, Inc. (a)	433,380	28,330,051
Ruth's Hospitality Group, Inc.	1,006,058	12,143,120
Texas Roadhouse, Inc. Class A	970,573	24,283,736
The Cheesecake Factory, Inc.	1,224,212	51,282,241
Wyndham Worldwide Corp.	371,697	21,272,219
		234,254,418
Household Durables - 2.3%
ARNEST ONE Corp. (d)	1,122,600	22,001,321
Harman International Industries, Inc.	544,202	29,495,748
Haseko Corp. (a)	7,620,500	9,283,892
Jarden Corp. (a)	1,426,870	62,425,563
Whirlpool Corp.	492,428	56,314,066
		179,520,590

	Shares	Value
Internet & Catalog Retail - 1.2%
HSN, Inc.	1,651,001	$ 88,691,774
TripAdvisor, Inc. (a)	115,600	7,036,572
		95,728,346
Leisure Equipment & Products - 0.1%
Polaris Industries, Inc.	90,868	8,632,460
Media - 2.6%
Cinemark Holdings, Inc.	554,901	15,492,836
Comcast Corp. Class A	304,074	12,734,619
Discovery Communications, Inc. (a)	920,218	71,050,032
KT Skylife Co. Ltd.	435,490	14,371,473
Sinclair Broadcast Group, Inc. Class A	71,200	2,091,856
Time Warner, Inc.	1,502,407	86,869,173
		202,609,989
Multiline Retail - 0.1%
Macy's, Inc.	226,200	10,857,600
Specialty Retail - 4.1%
Aarons, Inc. Class A	78,685	2,203,967
Asbury Automotive Group, Inc. (a)	386,527	15,499,733
Ascena Retail Group, Inc. (a)	187,333	3,268,961
Cabela's, Inc. Class A (a)	86,860	5,625,054
CST Brands, Inc. (a)	1,408,698	43,401,985
Dick's Sporting Goods, Inc.	226,300	11,328,578
Foot Locker, Inc.	214,101	7,521,368
GNC Holdings, Inc.	236,388	10,450,713
Group 1 Automotive, Inc.	16,298	1,048,450
Guess?, Inc.	341,103	10,584,426
Lithia Motors, Inc. Class A (sub. vtg.)	1,075,749	57,348,179
Office Depot, Inc. (a)(d)	2,218,745	8,586,543
Penske Automotive Group, Inc.	44,848	1,369,658
PetSmart, Inc.	76,105	5,098,274
Rent-A-Center, Inc.	360,795	13,547,852
Ross Stores, Inc.	101,713	6,592,020
Signet Jewelers Ltd.	619,410	41,766,816
Sonic Automotive, Inc. Class A (sub. vtg.)	1,479,479	31,276,186
Staples, Inc.	928,100	14,719,666
The Men's Wearhouse, Inc.	297,722	11,268,778
TJX Companies, Inc.	415,149	20,782,359
Tsutsumi Jewelry Co. Ltd.	106,000	2,432,925
		325,722,491
Textiles, Apparel & Luxury Goods - 1.3%
adidas AG	219,000	23,700,000
Crocs, Inc. (a)	584,300	9,640,950
G-III Apparel Group Ltd. (a)	848,808	40,844,641
Page Industries Ltd.	24,388	1,678,173
PVH Corp.	182,038	22,763,852
		98,627,616
TOTAL CONSUMER DISCRETIONARY		1,642,425,102
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 4.9%
Beverages - 0.2%
Dr. Pepper Snapple Group, Inc.	393,055	$ 18,053,016
Food & Staples Retailing - 1.4%
Breadtalk Group Ltd.	1,200	819
Kroger Co.	3,227,831	111,489,283
		111,490,102
Food Products - 2.7%
Archer Daniels Midland Co.	3,562,607	120,807,998
Britannia Industries Ltd.	203,541	2,305,405
ConAgra Foods, Inc.	569,013	19,875,624
Ingredion, Inc.	420,008	27,560,925
Lancaster Colony Corp.	62,510	4,875,155
Post Holdings, Inc. (a)	124,600	5,440,036
SunOpta, Inc. (a)	1,019,100	7,732,640
Want Want China Holdings Ltd.	15,548,600	21,891,390
		210,489,173
Household Products - 0.6%
Energizer Holdings, Inc.	316,653	31,826,793
Jyothy Laboratories Ltd.	654,802	1,980,915
Spectrum Brands Holdings, Inc.	165,919	9,435,814
		43,243,522
TOTAL CONSUMER STAPLES		383,275,813
ENERGY - 4.1%
Energy Equipment & Services - 1.7%
Dresser-Rand Group, Inc. (a)	449,356	26,952,373
Ensco PLC Class A	593,134	34,472,948
McDermott International, Inc. (a)	991,178	8,107,836
Noble Corp.	660,833	24,834,104
Oceaneering International, Inc.	228,767	16,516,977
Oil States International, Inc. (a)	146,031	13,528,312
TETRA Technologies, Inc. (a)	451,789	4,635,355
Unit Corp. (a)	118,466	5,044,282
		134,092,187
Oil, Gas & Consumable Fuels - 2.4%
Apache Corp.	92,129	7,723,174
Canadian Natural Resources Ltd.	451,252	12,721,900
Continental Resources, Inc. (a)	53,746	4,625,381
Denbury Resources, Inc. (a)	968,872	16,780,863
Emerald Oil, Inc. warrants 2/4/16 (a)	129,809	1
Energen Corp.	416,101	21,745,438
Energy XXI (Bermuda) Ltd.	275,536	6,111,388
Marathon Oil Corp.	705,044	24,380,422
Marathon Petroleum Corp.	331,884	23,583,677
Oasis Petroleum, Inc. (a)	493,848	19,195,872
Phillips 66	156,071	9,194,143
Rosetta Resources, Inc. (a)	457,328	19,445,587

	Shares	Value
Valero Energy Corp.	157,834	$ 5,487,888
Whiting Petroleum Corp. (a)	326,387	15,043,177
		186,038,911
TOTAL ENERGY		320,131,098
FINANCIALS - 14.8%
Capital Markets - 4.8%
Affiliated Managers Group, Inc. (a)	125,332	20,546,928
AllianceBernstein Holding LP	1,859,799	38,721,015
Ameriprise Financial, Inc.	120,100	9,713,688
BlackRock, Inc. Class A	273,647	70,286,232
E*TRADE Financial Corp. (a)	467,500	5,918,550
Invesco Ltd.	2,117,661	67,341,620
Janus Capital Group, Inc.	531,314	4,521,482
Marusan Securities Co. Ltd.	1,027,900	6,282,854
Monex Group, Inc. (d)	35,513	12,823,505
SEI Investments Co.	2,408,541	68,474,821
The Blackstone Group LP	2,093,563	44,090,437
Virtus Investment Partners, Inc. (a)	71,219	12,553,773
Waddell & Reed Financial, Inc. Class A	259,592	11,292,252
Walter Investment Management Corp. (a)	236,682	8,002,218
		380,569,375
Commercial Banks - 3.8%
BB&T Corp.	266,130	9,016,484
City National Corp.	176,977	11,215,032
Comerica, Inc.	809,169	32,229,201
Commerce Bancshares, Inc.	659,695	28,736,314
Cullen/Frost Bankers, Inc.	125,661	8,390,385
East West Bancorp, Inc.	364,845	10,033,238
First Commonwealth Financial Corp.	595,872	4,391,577
First Niagara Financial Group, Inc.	3,269,825	32,927,138
Huntington Bancshares, Inc.	7,452,622	58,726,661
IBERIABANK Corp.	136,550	7,320,446
PrivateBancorp, Inc.	1,409,317	29,891,614
SCBT Financial Corp.	57,165	2,880,544
Shinsei Bank Ltd.	14,708,000	33,399,649
SunTrust Banks, Inc.	716,281	22,612,991
Synovus Financial Corp.	2,607,290	7,613,287
		299,384,561
Consumer Finance - 2.1%
ACOM Co. Ltd. (a)(d)	357,060	11,359,024
American Express Co.	285,848	21,369,996
Credit Acceptance Corp. (a)	232,100	24,382,105
Credit Saison Co. Ltd.	359,600	9,035,693
Discover Financial Services	105,522	5,027,068
First Cash Financial Services, Inc. (a)	78,327	3,854,472
Hitachi Capital Corp.	616,900	12,191,083
Portfolio Recovery Associates, Inc. (a)	239,463	36,788,701
SLM Corp.	1,702,823	38,926,534
		162,934,676
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.3%
CRISIL Ltd.	130,128	$ 2,426,034
ORIX Corp.	1,110,400	15,153,318
The NASDAQ Stock Market, Inc.	177,500	5,820,225
		23,399,577
Insurance - 1.4%
Assured Guaranty Ltd.	809,177	17,850,445
Hanover Insurance Group, Inc.	257,808	12,614,545
Lincoln National Corp.	175,757	6,409,858
Old Republic International Corp.	2,598,761	33,446,054
Protective Life Corp.	616,808	23,691,595
Reinsurance Group of America, Inc.	273,331	18,889,905
		112,902,402
Real Estate Investment Trusts - 0.3%
Coresite Realty Corp.	493,535	15,699,348
Corrections Corp. of America	108,171	3,663,752
Extra Space Storage, Inc.	43,205	1,811,586
Kite Realty Group Trust	647,331	3,903,406
		25,078,092
Real Estate Management & Development - 1.5%
Altisource Asset Management Corp. (a)	73,433	19,826,910
Altisource Portfolio Solutions SA	366,537	34,483,801
Altisource Residential Corp. Class B (a)	244,779	4,085,362
Jones Lang LaSalle, Inc.	487,251	44,408,056
Wharf Holdings Ltd.	1,823,000	15,324,759
		118,128,888
Thrifts & Mortgage Finance - 0.6%
Nationstar Mortgage Holdings, Inc. (a)(d)	919,840	34,438,810
Ocwen Financial Corp. (a)	235,641	9,713,122
		44,151,932
TOTAL FINANCIALS		1,166,549,503
HEALTH CARE - 8.9%
Biotechnology - 2.0%
Amgen, Inc.	206,700	20,393,022
Biogen Idec, Inc. (a)	32,600	7,015,520
Celgene Corp. (a)	120,560	14,094,670
InterMune, Inc. (a)	339,500	3,265,990
Puma Biotechnology, Inc. (a)	65,450	2,904,017
Regeneron Pharmaceuticals, Inc. (a)	28,144	6,329,023
United Therapeutics Corp. (a)	1,019,927	67,131,595
Vertex Pharmaceuticals, Inc. (a)	459,294	36,683,812
		157,817,649
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	6,954,236	64,465,768
Greatbatch, Inc. (a)	423,978	13,902,239
Hill-Rom Holdings, Inc.	386,411	13,014,322
Hologic, Inc. (a)	89,420	1,725,806

	Shares	Value
St. Jude Medical, Inc.	253,082	$ 11,548,132
Stryker Corp.	686,239	44,385,939
SurModics, Inc. (a)	318,552	6,374,226
Trinity Biotech PLC sponsored ADR	913,954	15,400,125
		170,816,557
Health Care Providers & Services - 2.6%
AMN Healthcare Services, Inc. (a)	1,695,657	24,281,808
Community Health Systems, Inc.	816,864	38,294,584
HCA Holdings, Inc.	804,212	28,999,885
Health Management Associates, Inc. Class A (a)	1,770,417	27,830,955
Health Net, Inc. (a)	205,700	6,545,374
Healthways, Inc. (a)	458,381	7,966,662
Humana, Inc.	13,074	1,103,184
Miraca Holdings, Inc.	303,100	13,928,333
Omnicare, Inc.	230,254	10,985,418
PharMerica Corp. (a)	88,611	1,228,148
Team Health Holdings, Inc. (a)	33,256	1,365,824
Tenet Healthcare Corp. (a)	482,104	22,224,994
VCA Antech, Inc. (a)	662,513	17,284,964
		202,040,133
Life Sciences Tools & Services - 0.9%
Bruker BioSciences Corp. (a)	1,119,140	18,074,111
Cambrex Corp. (a)	256,830	3,587,915
Thermo Fisher Scientific, Inc.	567,805	48,053,337
		69,715,363
Pharmaceuticals - 1.2%
Actavis, Inc. (a)	315,600	39,835,032
Hospira, Inc. (a)	293,800	11,255,478
Jazz Pharmaceuticals PLC (a)	217,327	14,936,885
Valeant Pharmaceuticals International, Inc. (Canada) (a)	371,859	32,062,541
		98,089,936
TOTAL HEALTH CARE		698,479,638
INDUSTRIALS - 16.4%
Aerospace & Defense - 1.0%
BE Aerospace, Inc. (a)	296,500	18,703,220
Esterline Technologies Corp. (a)	305,117	22,056,908
Hexcel Corp. (a)	365,934	12,460,053
Precision Castparts Corp.	20,800	4,701,008
Textron, Inc.	363,500	9,469,175
Triumph Group, Inc.	121,949	9,652,263
		77,042,627
Air Freight & Logistics - 0.2%
Forward Air Corp.	98,824	3,782,983
Hub Group, Inc. Class A (a)	279,134	10,166,060
		13,949,043
Airlines - 2.4%
Alaska Air Group, Inc. (a)	406,100	21,117,200
Copa Holdings SA Class A	336,287	44,093,951
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.	1,239,132	$ 23,184,160
Ryanair Holdings PLC sponsored ADR	280,506	14,454,474
Southwest Airlines Co.	5,792,500	74,665,325
Spirit Airlines, Inc. (a)	297,563	9,453,577
		186,968,687
Building Products - 0.0%
Gibraltar Industries, Inc. (a)	134,969	1,965,149
Commercial Services & Supplies - 1.1%
Copart, Inc. (a)	246,033	7,577,816
Edenred SA	55,515	1,698,136
G&K Services, Inc. Class A	215,973	10,280,315
Mine Safety Appliances Co.	47,300	2,201,815
Performant Financial Corp.	196,667	2,279,371
Republic Services, Inc.	863,611	29,310,957
Steelcase, Inc. Class A	699,558	10,199,556
UniFirst Corp.	156,347	14,266,664
West Corp.	213,269	4,721,776
		82,536,406
Construction & Engineering - 1.3%
Dycom Industries, Inc. (a)	423,544	9,800,808
Fluor Corp.	862,613	51,161,577
Foster Wheeler AG (a)	1,002,063	21,754,788
Tutor Perini Corp. (a)	228,930	4,141,344
URS Corp.	372,684	17,598,138
		104,456,655
Electrical Equipment - 0.8%
AMETEK, Inc.	169,363	7,164,055
EnerSys	123,410	6,052,026
Generac Holdings, Inc.	1,176,372	43,537,528
Roper Industries, Inc.	50,988	6,333,729
		63,087,338
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	767,746	47,838,253
Max India Ltd.	2,754,220	9,252,750
		57,091,003
Machinery - 2.4%
AGCO Corp.	434,277	21,796,363
Crane Co.	404,280	24,224,458
Harsco Corp.	569,458	13,205,731
IDEX Corp.	112,700	6,064,387
Ingersoll-Rand PLC	1,305,128	72,460,707
Joy Global, Inc.	42,234	2,049,616
Kitz Corp.	324,700	1,615,276
Pentair Ltd.	81,423	4,697,293
Snap-On, Inc.	255,671	22,851,874
Terex Corp. (a)	521,705	13,720,842
Woodward, Inc.	218,400	8,736,000
		191,422,547

	Shares	Value
Professional Services - 4.3%
Corporate Executive Board Co.	381,762	$ 24,134,994
Dun & Bradstreet Corp.	592,194	57,709,305
Equifax, Inc.	1,261,508	74,340,666
Insperity, Inc.	203,601	6,169,110
Kelly Services, Inc. Class A (non-vtg.)	803,036	14,029,039
Manpower, Inc.	1,429,529	78,338,189
Nielsen Holdings B.V.	1,140,989	38,325,821
Randstad Holding NV	236,400	9,692,867
Towers Watson & Co.	249,584	20,450,913
TrueBlue, Inc. (a)	579,653	12,201,696
		335,392,600
Road & Rail - 1.7%
Con-way, Inc.	1,418,504	55,264,916
Hertz Global Holdings, Inc. (a)	2,420,151	60,019,745
Old Dominion Freight Lines, Inc. (a)	243,514	10,135,053
Roadrunner Transportation Systems, Inc. (a)	265,401	7,388,764
		132,808,478
Trading Companies & Distributors - 0.5%
CAI International, Inc. (a)	647,579	15,263,437
United Rentals, Inc. (a)	547,416	27,321,533
		42,584,970
TOTAL INDUSTRIALS		1,289,305,503
INFORMATION TECHNOLOGY - 22.9%
Communications Equipment - 1.0%
Brocade Communications Systems, Inc. (a)	3,447,072	19,855,135
Finisar Corp. (a)	406,181	6,884,768
Juniper Networks, Inc. (a)	2,345,544	45,292,455
Motorola Solutions, Inc.	112,310	6,483,656
		78,516,014
Computers & Peripherals - 0.9%
Cray, Inc. (a)	498,135	9,783,371
Diebold, Inc.	279,785	9,425,957
EMC Corp.	1,403,257	33,144,930
Gemalto NV	47,653	4,314,635
NCR Corp. (a)	419,462	13,838,051
		70,506,944
Electronic Equipment & Components - 3.8%
Arrow Electronics, Inc. (a)	1,361,809	54,268,089
Avnet, Inc. (a)	776,334	26,084,822
Benchmark Electronics, Inc. (a)	648,819	13,041,262
Flextronics International Ltd. (a)	6,711,663	51,948,272
Jabil Circuit, Inc.	2,071,501	42,217,190
Plexus Corp. (a)	39,311	1,175,006
TE Connectivity Ltd.	1,494,372	68,053,701
Tech Data Corp. (a)	342,859	16,145,230
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Universal Display Corp. (a)	104,010	$ 2,923,721
Vishay Intertechnology, Inc. (a)	1,577,568	21,912,420
		297,769,713
Internet Software & Services - 0.8%
Angie's List, Inc. (a)(d)	369,273	9,804,198
Mail.Ru Group Ltd. GDR (Reg. S)	400,800	11,486,928
Web.com Group, Inc. (a)	510,074	13,057,894
Yahoo!, Inc. (a)	974,819	24,477,705
		58,826,725
IT Services - 8.0%
Alliance Data Systems Corp. (a)(d)	400,567	72,514,644
Computer Task Group, Inc. (e)	1,003,537	23,051,245
CoreLogic, Inc. (a)	124,686	2,888,975
Euronet Worldwide, Inc. (a)	1,221,539	38,918,233
Fidelity National Information Services, Inc.	1,427,665	61,161,169
Fiserv, Inc. (a)	1,015,723	88,784,347
FleetCor Technologies, Inc. (a)	1,123,570	91,346,241
Gartner, Inc. Class A (a)	572,178	32,608,424
Genpact Ltd.	881,174	16,953,788
Heartland Payment Systems, Inc.	385,034	14,342,517
Jack Henry & Associates, Inc.	174,007	8,200,950
NeuStar, Inc. Class A (a)	974,139	47,421,087
Sapient Corp. (a)	2,620,045	34,217,788
Teletech Holdings, Inc. (a)	1,700,982	39,854,008
Vantiv, Inc. (a)	397,000	10,957,200
VeriFone Systems, Inc. (a)	279,200	4,693,352
Visa, Inc. Class A	215,091	39,307,880
		627,221,848
Semiconductors & Semiconductor Equipment - 5.2%
ASML Holding NV	170,189	13,461,950
Avago Technologies Ltd.	848,219	31,706,426
Broadcom Corp. Class A	932,660	31,486,602
Entegris, Inc. (a)	804,560	7,554,818
Freescale Semiconductor Holdings I Ltd. (a)(d)	3,653,719	49,507,892
Integrated Device Technology, Inc. (a)	723,016	5,740,747
International Rectifier Corp. (a)	454,656	9,520,497
KLA-Tencor Corp.	302,010	16,831,017
Lam Research Corp. (a)	1,028,995	45,625,638
LSI Corp. (a)	2,895,386	20,673,056
NVIDIA Corp.	3,179,833	44,613,057
PDF Solutions, Inc. (a)	1,186,555	21,868,209
PMC-Sierra, Inc. (a)	2,294,178	14,568,030
Semtech Corp. (a)	412,820	14,461,085
Skyworks Solutions, Inc. (a)	2,469,363	54,054,356
SunEdison, Inc. (a)	864,138	7,060,007

	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	3,960,000	$ 14,336,059
Teradyne, Inc. (a)	566,700	9,956,919
		413,026,365
Software - 3.2%
Autodesk, Inc. (a)	369,403	12,537,538
Compuware Corp.	2,218,183	22,958,194
Electronic Arts, Inc. (a)	2,569,190	59,014,294
Intuit, Inc.	991,300	60,499,039
Mentor Graphics Corp.	3,060,902	59,840,634
Symantec Corp.	1,637,821	36,801,838
Take-Two Interactive Software, Inc. (a)	214,410	3,209,718
		254,861,255
TOTAL INFORMATION TECHNOLOGY		1,800,728,864
MATERIALS - 5.5%
Chemicals - 2.7%
Albemarle Corp.	613,377	38,207,253
Ashland, Inc.	366,842	30,631,307
Axiall Corp.	61,521	2,619,564
Berger Paints India Ltd.	259,391	999,954
Cytec Industries, Inc.	20,876	1,529,167
Eastman Chemical Co.	42,261	2,958,693
FMC Corp.	70,749	4,319,934
Landec Corp. (a)	1,104,403	14,589,164
LyondellBasell Industries NV Class A	744,897	49,356,875
Olin Corp.	799,369	19,120,906
Pidilite Industries Ltd. (a)	2,539,332	11,397,200
PolyOne Corp.	857,867	21,257,944
Valspar Corp.	47,253	3,055,852
W.R. Grace & Co. (a)	172,472	14,494,547
		214,538,360
Construction Materials - 0.0%
Eagle Materials, Inc.	49,907	3,307,337
Containers & Packaging - 0.6%
Packaging Corp. of America	193,900	9,493,344
Rock-Tenn Co. Class A	348,401	34,798,292
		44,291,636
Metals & Mining - 1.4%
Barrick Gold Corp.	321,300	5,071,389
Compass Minerals International, Inc.	57,894	4,893,780
Detour Gold Corp. (a)	221,100	1,734,406
Goldcorp, Inc.	821,950	20,413,934
IAMGOLD Corp.	2,413,639	10,143,847
Kinross Gold Corp.	1,287,900	6,600,533
New Gold, Inc. (a)	2,823,220	18,281,000
Newmont Mining Corp.	333,062	9,975,207
Osisko Mining Corp. (a)	4,175,500	13,816,431
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Royal Gold, Inc.	255,838	$ 10,765,663
Yamana Gold, Inc.	626,471	5,974,616
		107,670,806
Paper & Forest Products - 0.8%
Boise Cascade Co.	548,379	13,934,310
International Paper Co.	1,211,064	53,662,246
		67,596,556
TOTAL MATERIALS		437,404,695
UTILITIES - 0.2%
Gas Utilities - 0.2%
Towngas China Co. Ltd.	1,374,000	1,367,614
UGI Corp.	434,100	16,977,651
		18,345,265
TOTAL COMMON STOCKS (Cost $6,701,211,952)		7,756,645,481
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (f)	6,877	6,498,765
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	402,766	10,492,054
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $13,367,886)		16,990,819
Money Market Funds - 4.3%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	206,890,783	$ 206,890,783
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	131,333,148	131,333,148
TOTAL MONEY MARKET FUNDS (Cost $338,223,931)		338,223,931
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $7,052,803,769)		8,111,860,231
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(240,079,108)
NET ASSETS - 100%		$ 7,871,781,123
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,498,765 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 171,316
Fidelity Securities Lending Cash Central Fund	267,947
Total	$ 439,263
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Public Education, Inc.	$ 24,902,792	$ 10,198,246	$ 7,812,184	$ -	$ -
Computer Task Group, Inc.	14,011,377	4,598,561	-	100,354	23,051,245
Sonic Automotive, Inc. Class A (sub. vtg.)	42,873,403	12,225,178	23,994,759	98,155	-
Total	$ 81,787,572	$ 27,021,985	$ 31,806,943	$ 198,509	$ 23,051,245
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,642,425,102	$ 1,608,706,964	$ 33,718,138	$ -
Consumer Staples	383,275,813	383,275,813	-	-
Energy	320,131,098	320,131,097	1	-
Financials	1,183,540,322	1,076,796,431	106,743,891	-
Health Care	698,479,638	684,551,305	13,928,333	-
Industrials	1,289,305,503	1,287,690,227	1,615,276	-
Information Technology	1,800,728,864	1,786,392,805	14,336,059	-
Materials	437,404,695	437,404,695	-	-
Utilities	18,345,265	18,345,265	-	-
Money Market Funds	338,223,931	338,223,931	-	-
Total Investments in Securities:	$ 8,111,860,231	$ 7,941,518,533	$ 170,341,698	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 237,848,849
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.7%
Bermuda	2.4%
Japan	1.9%
Canada	1.8%
Ireland	1.7%
Netherlands	1.5%
Switzerland	1.5%
Singapore	1.1%
Others (Individually Less Than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $127,054,565) - See accompanying schedule: Unaffiliated issuers (cost $6,696,648,774)	$ 7,750,585,055
Fidelity Central Funds (cost $338,223,931)	338,223,931
Other affiliated issuers (cost $17,931,064)	23,051,245
Total Investments (cost $7,052,803,769)		$ 8,111,860,231
Cash		1,763,508
Foreign currency held at value (cost $324,930)		326,408
Receivable for investments sold		54,335,824
Receivable for fund shares sold		2,478,195
Dividends receivable		4,362,135
Interest receivable		1,754
Distributions receivable from Fidelity Central Funds		109,803
Other receivables		272,546
Total assets		8,175,510,404

Liabilities
Payable for investments purchased	$ 162,052,543
Payable for fund shares redeemed	4,569,286
Accrued management fee	3,685,263
Distribution and service plan fees payable	1,252,116
Other affiliated payables	715,851
Other payables and accrued expenses	121,074
Collateral on securities loaned, at value	131,333,148
Total liabilities		303,729,281

Net Assets		$ 7,871,781,123
Net Assets consist of:
Paid in capital		$ 6,296,029,348
Undistributed net investment income		19,794,051
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		496,924,739
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,059,032,985
Net Assets		$ 7,871,781,123

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,239,144,563 ÷ 36,585,627 shares)	$ 33.87

Service Class: Net Asset Value, offering price and redemption price per share ($554,730,447 ÷ 16,478,262 shares)	$ 33.66

Service Class 2: Net Asset Value, offering price and redemption price per share ($5,710,725,166 ÷ 172,101,017 shares)	$ 33.18

Investor Class: Net Asset Value, offering price and redemption price per share ($367,180,947 ÷ 10,880,802 shares)	$ 33.75

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends (including $198,509 earned from other affiliated issuers)		$ 52,969,404
Interest		6,716
Income from Fidelity Central Funds		439,263
Total income		53,415,383

Expenses
Management fee	$ 21,951,249
Transfer agent fees	2,906,427
Distribution and service plan fees	7,405,749
Accounting and security lending fees	606,918
Custodian fees and expenses	161,530
Independent trustees' compensation	23,718
Audit	50,136
Legal	5,804
Interest	1,397
Miscellaneous	40,422
Total expenses before reductions	33,153,350
Expense reductions	(581,346)	32,572,004
Net investment income (loss)		20,843,379
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	527,241,623
Other affiliated issuers	(118,931)
Foreign currency transactions	9,699
Total net realized gain (loss)		527,132,391
Change in net unrealized appreciation (depreciation) on: Investment securities	329,562,557
Assets and liabilities in foreign currencies	(10,732)
Total change in net unrealized appreciation (depreciation)		329,551,825
Net gain (loss)		856,684,216
Net increase (decrease) in net assets resulting from operations		$ 877,527,595

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,843,379	$ 52,207,355
Net realized gain (loss)	527,132,391	687,120,199
Change in net unrealized appreciation (depreciation)	329,551,825	249,357,098
Net increase (decrease) in net assets resulting from operations	877,527,595	988,684,652
Distributions to shareholders from net investment income	-	(31,106,349)
Distributions to shareholders from net realized gain	(84,195,590)	(589,081,150)
Total distributions	(84,195,590)	(620,187,499)
Share transactions - net increase (decrease)	(312,353,578)	167,066,319
Total increase (decrease) in net assets	480,978,427	535,563,472

Net Assets
Beginning of period	7,390,802,696	6,855,239,224
End of period (including undistributed net investment income of $19,794,051 and distributions in excess of net investment income of $1,049,328, respectively)	$ 7,871,781,123	$ 7,390,802,696

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 30.55	$ 29.08	$ 32.69	$ 25.54	$ 18.43	$ 36.16
Income from Investment Operations
Net investment income (loss) E	.12	.29	.08	.11	.12	.14
Net realized and unrealized gain (loss)	3.55	3.99	(3.55)	7.24	7.26	(12.75)
Total from investment operations	3.67	4.28	(3.47)	7.35	7.38	(12.61)
Distributions from net investment income	-	(.20) H	(.08)	(.11)	(.15)	(.13)
Distributions from net realized gain	(.35)	(2.61) H	(.06)	(.09)	(.12)	(4.99)
Total distributions	(.35)	(2.81)	(.14)	(.20)	(.27) J	(5.12)
Net asset value, end of period	$ 33.87	$ 30.55	$ 29.08	$ 32.69	$ 25.54	$ 18.43
Total Return B, C, D	12.04%	14.83%	(10.61)%	28.83%	40.09%	(39.44)%
Ratios to Average Net Assets F, I
Expenses before reductions	.65% A	.65%	.66%	.66%	.68%	.68%
Expenses net of fee waivers, if any	.65% A	.65%	.66%	.66%	.68%	.68%
Expenses net of all reductions	.63% A	.63%	.65%	.66%	.68%	.67%
Net investment income (loss)	.72% A	.90%	.25%	.40%	.54%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,239,145	$ 1,217,359	$ 1,085,843	$ 1,372,063	$ 1,053,796	$ 809,243
Portfolio turnover rate G	131% A	187%	84%	25%	57%	145%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.27 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.115 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 30.39	$ 28.93	$ 32.52	$ 25.40	$ 18.33	$ 35.98
Income from Investment Operations
Net investment income (loss) E	.10	.25	.05	.08	.09	.12
Net realized and unrealized gain (loss)	3.52	3.98	(3.54)	7.21	7.23	(12.68)
Total from investment operations	3.62	4.23	(3.49)	7.29	7.32	(12.56)
Distributions from net investment income	-	(.16) H	(.05)	(.08)	(.13)	(.10)
Distributions from net realized gain	(.35)	(2.61) H	(.06)	(.09)	(.12)	(4.99)
Total distributions	(.35)	(2.77)	(.10) K	(.17)	(.25) J	(5.09)
Net asset value, end of period	$ 33.66	$ 30.39	$ 28.93	$ 32.52	$ 25.40	$ 18.33
Total Return B, C, D	11.94%	14.75%	(10.72)%	28.75%	39.96%	(39.51)%
Ratios to Average Net Assets F, I
Expenses before reductions	.75% A	.75%	.76%	.76%	.78%	.78%
Expenses net of fee waivers, if any	.75% A	.75%	.76%	.76%	.78%	.78%
Expenses net of all reductions	.73% A	.73%	.75%	.75%	.78%	.77%
Net investment income (loss)	.62% A	.80%	.15%	.30%	.44%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 554,730	$ 525,875	$ 566,560	$ 749,636	$ 688,509	$ 573,499
Portfolio turnover rate G	131% A	187%	84%	25%	57%	145%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.25 per share is comprised of distributions from net investment income of $.130 and distributions from net realized gain of $.115 per share. KTotal distributions of $.10 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 29.98	$ 28.58	$ 32.13	$ 25.10	$ 18.12	$ 35.63
Income from Investment Operations
Net investment income (loss) E	.08	.20	- K	.04	.06	.08
Net realized and unrealized gain (loss)	3.47	3.93	(3.49)	7.12	7.13	(12.53)
Total from investment operations	3.55	4.13	(3.49)	7.16	7.19	(12.45)
Distributions from net investment income	-	(.12) I	(.01)	(.04)	(.10)	(.07)
Distributions from net realized gain	(.35)	(2.61) I	(.06)	(.09)	(.12)	(4.99)
Total distributions	(.35)	(2.73)	(.06) M	(.13)	(.21) L	(5.06)
Net asset value, end of period	$ 33.18	$ 29.98	$ 28.58	$ 32.13	$ 25.10	$ 18.12
Total Return B, C, D	11.87%	14.56%	(10.85)%	28.57%	39.75%	(39.61)%
Ratios to Average Net Assets F, J
Expenses before reductions	.90% A	.90%	.91%	.91%	.93%	.93%
Expenses net of fee waivers, if any	.90% A	.90%	.91%	.91%	.93%	.93%
Expenses net of all reductions	.88% A	.88%	.90%	.90%	.93%	.92%
Net investment income (loss)	.47% A	.65%	-% H	.15%	.29%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,710,725	$ 5,335,565	$ 4,888,475	$ 5,507,254	$ 4,840,547	$ 3,721,868
Portfolio turnover rate G	131% A	187%	84%	25%	57%	145%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HAmount represents less than .01%. IThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LTotal distributions of $.21 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.115 per share. MTotal distributions of $.06 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.055 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 30.46	$ 29.00	$ 32.60	$ 25.47	$ 18.38	$ 36.07
Income from Investment Operations
Net investment income (loss) E	.10	.26	.05	.09	.10	.12
Net realized and unrealized gain (loss)	3.54	3.98	(3.54)	7.22	7.24	(12.71)
Total from investment operations	3.64	4.24	(3.49)	7.31	7.34	(12.59)
Distributions from net investment income	-	(.17) H	(.06)	(.09)	(.13)	(.11)
Distributions from net realized gain	(.35)	(2.61) H	(.06)	(.09)	(.12)	(4.99)
Total distributions	(.35)	(2.78)	(.11) K	(.18)	(.25) J	(5.10)
Net asset value, end of period	$ 33.75	$ 30.46	$ 29.00	$ 32.60	$ 25.47	$ 18.38
Total Return B, C, D	11.98%	14.74%	(10.70)%	28.76%	39.98%	(39.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	.73% A	.74%	.74%	.75%	.78%	.77%
Expenses net of fee waivers, if any	.73% A	.74%	.74%	.74%	.78%	.77%
Expenses net of all reductions	.72% A	.72%	.73%	.74%	.78%	.76%
Net investment income (loss)	.63% A	.82%	.17%	.32%	.44%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 367,181	$ 312,004	$ 314,362	$ 355,842	$ 233,498	$ 163,319
Portfolio turnover rate G	131% A	187%	84%	25%	57%	145%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.25 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.115 per share. KTotal distributions of $.11 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Mid Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended December 31, 2012.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,230,881,069
Gross unrealized depreciation	(194,620,770)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,036,260,299

Tax cost	$ 7,075,599,932

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,007,940,561 and $5,477,595,793, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 278,574
Service Class 2	7,127,175
$ 7,405,749

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 458,726
Service Class	195,083
Service Class 2	1,983,741
Investor Class	268,877
$ 2,906,427

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14,356 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 22,354,000.32%		$ 1,397

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,857 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $267,947, including $210 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $580,851 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $495.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ -	$ 7,288,206
Service Class	-	2,607,667
Service Class 2	-	19,598,222
Investor Class	-	1,612,254
Total	$ -	$ 31,106,349
From net realized gain
Initial Class	$ 13,811,966	$ 95,725,336
Service Class	5,891,683	41,660,274
Service Class 2	60,905,862	427,081,993
Investor Class	3,586,079	24,613,547
Total	$ 84,195,590	$ 589,081,150

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	3,210,121	6,402,495	$ 106,119,997	$ 204,050,267
Reinvestment of distributions	424,200	3,396,437	13,811,966	103,013,542
Shares redeemed	(6,890,790)	(7,293,201)	(233,866,202)	(230,382,124)
Net increase (decrease)	(3,256,469)	2,505,731	$ (113,934,239)	$ 76,681,685
Service Class
Shares sold	519,436	1,205,487	$ 17,069,217	$ 38,213,030
Reinvestment of distributions	182,011	1,469,023	5,891,683	44,267,941
Shares redeemed	(1,529,476)	(4,949,919)	(50,301,518)	(157,771,038)
Net increase (decrease)	(828,029)	(2,275,409)	$ (27,340,618)	$ (75,290,067)
Service Class 2
Shares sold	5,817,145	19,109,169	$ 188,607,180	$ 591,154,837
Reinvestment of distributions	1,907,481	15,039,916	60,905,862	446,680,215
Shares redeemed	(13,605,521)	(27,207,530)	(441,652,336)	(852,537,707)
Net increase (decrease)	(5,880,895)	6,941,555	$ (192,139,294)	$ 185,297,345
Investor Class
Shares sold	741,864	405,991	$ 24,597,093	$ 12,947,576
Reinvestment of distributions	110,511	868,126	3,586,079	26,225,801
Shares redeemed	(215,805)	(1,871,160)	(7,122,599)	(58,796,021)
Net increase (decrease)	636,570	(597,043)	$ 21,060,573	$ (19,622,644)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 11% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (U.K.) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPMID-SANN-0813
1.723369.114

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 21, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 21, 2013